UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-22227

                                                            IndexIQ ETF Trust
(Exact name of registrant as specified in charter)

51 Madison Avenue, 4th Floor
                                                           New York, NY 10010
(Address of principal executive offices) (Zip code)

Kirk C. Lehneis

IndexIQ Advisors LLC

51 Madison Avenue, 4th Floor

New York, NY 10010
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-888-474-7725

Date of fiscal year end: April 30

Date of reporting period: January 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedules of Investments ─ IQ Hedge Multi-Strategy Tracker ETF

January 31, 2019 (unaudited)

	Shares	Value
Exchange Traded Notes — 0.3%

Broad Fund — 0.2%
iPath Bloomberg Commodity Index Total Return ETN*(a)	128,725	$2,887,302
Volatility Notes — 0.1%
iPATH S&P 500 VIX Short-Term Futures ETN*(b)(c)	2	76
iPath Series B S&P 500 VIX Short-Term Futures ETN*	29,988	1,062,475

Total Volatility Notes		1,062,551
Total Exchange Traded Notes
(Cost $4,099,609)		3,949,853
Exchange Traded Vehicles — 3.5%
Euro Fund — 0.5%
Invesco CurrencyShares Euro Currency Trust*(a)	55,898	6,110,210
Gold Fund — 1.4%
SPDR Gold Shares*(a)	141,626	17,667,844
Japanese Yen Fund — 1.6%
Invesco CurrencyShares Japanese Yen Trust*(a)	231,544	20,294,832
Silver Fund — 0.0%(d)
iShares Silver Trust*(a)	40,442	608,652
Total Exchange Traded Vehicles
(Cost $42,837,957)		44,681,538
Investment Companies — 96.5%
Asia ex Japan Equity Funds — 0.9%
iShares MSCI All Country Asia ex Japan ETF	67,027	4,623,522
iShares MSCI Pacific ex Japan ETF(a)	51,783	2,273,274
Vanguard FTSE Pacific ETF(a)	63,171	4,112,432

Total Asia ex Japan Equity Funds		11,009,228

BRIC Equity Funds — 2.6%
iShares China Large-Cap ETF(a)	427,231	18,430,745
iShares MSCI China ETF	199,196	11,814,315
SPDR S&P China ETF(a)	31,213	2,986,148

Total BRIC Equity Funds		33,231,208

Broad Fund — 0.6%
Invesco DB Commodity Index Tracking Fund(a)	474,731	7,367,825

Convertible Bond Fund — 0.6%
SPDR Bloomberg Barclays Convertible Securities ETF	147,690	7,462,776

Emerging Markets Small Cap Equity Fund — 2.1%
SPDR S&P Emerging Markets SmallCap ETF†(a)	611,288	27,086,171

Europe Equity Funds — 3.2%
iShares Europe ETF	22,120	920,634
iShares MSCI Eurozone ETF(a)	83,887	3,133,179
Vanguard FTSE Europe ETF(a)	120,839	6,267,919
Xtrackers MSCI Europe Hedged Equity ETF	1,159,734	30,988,093

Total Europe Equity Funds		41,309,825

	Shares	Value
Investment Companies (continued)
Floating Rate Funds — 11.3%
Invesco Senior Loan ETF(a)	3,504,640	$78,644,122
iShares Floating Rate Bond ETF(a)	687,916	34,918,616
SPDR Blackstone / GSO Senior Loan ETF(a)	703,045	32,206,491

Total Floating Rate Funds		145,769,229

High Yield Corporate Bond Funds — 1.3%
SPDR Bloomberg Barclays Short Term High Yield Bond ETF(a)	107,372	2,903,339
Xtrackers USD High Yield Corporate Bond ETF(a)	278,259	13,648,604

Total High Yield Corporate Bond Funds		16,551,943

International Bond Funds — 2.3%
Invesco Emerging Markets Sovereign Debt ETF(a)	139,371	3,838,277
iShares J.P. Morgan USD Emerging Markets Bond ETF	140,577	15,306,024
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	44,690	1,241,041
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	267,910	9,315,231
WisdomTree Emerging Markets Local Debt Fund(a)	10,551	369,602

Total International Bond Funds		30,070,175

International Equity Core Fund — 0.7%
Xtrackers MSCI EAFE Hedged Equity ETF(a)	307,117	9,102,948

International Large Cap Growth Fund — 0.3%
iShares MSCI EAFE Growth ETF	60,535	4,439,031

International Small Cap Equity Funds — 6.3%
iShares MSCI EAFE Small-Cap ETF(a)	869,152	48,681,203
SPDR S&P International Small Cap ETF(a)	144,149	4,302,848
Vanguard FTSE All World ex-U.S. Small-Cap ETF	279,479	28,439,783

Total International Small Cap Equity Funds		81,423,834

Investment Grade Corporate Bond Funds — 11.5%
iShares Broad USD Investment Grade Corporate Bond ETF(a)	116,259	6,302,400
SPDR Portfolio Short Term Corporate Bond ETF(a)	69,372	2,109,603
Vanguard Intermediate-Term Corporate Bond ETF(a)	1,530,203	130,312,088
Vanguard Short-Term Corporate Bond ETF(a)	116,940	9,235,921

Total Investment Grade Corporate Bond Funds		147,960,012

Japan Equity Fund — 2.8%
Xtrackers MSCI Japan Hedged Equity ETF†	930,352	35,948,802

Mortgage Backed Securities Funds — 1.1%
iShares MBS ETF(a)	80,026	8,441,942

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2019 (unaudited)

	Shares	Value
Investment Companies (continued)
Mortgage Backed Securities Funds (continued)
Vanguard Mortgage-Backed Securities ETF(a)	100,052	$5,194,700

Total Mortgage Backed Securities Funds		13,636,642

Municipal Bond — 0.1%
Vaneck Vectors High-Yield Municipal Index ETF(a)	30,621	1,883,804

Treasury Inflation-Protected Securities Funds — 3.1%
iShares 0-5 Year TIPS Bond ETF(a)	101,183	9,996,881
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	71,983	3,691,288
Vanguard Short-Term Inflation-Protected Securities ETF	558,454	26,962,159

Total Treasury Inflation-Protected Securities Funds		40,650,328

U.S. Large Cap Core Funds — 1.6%
Energy Select Sector SPDR Fund(a)	135,039	8,612,788
Financial Select Sector SPDR Fund	215,906	5,600,602
Health Care Select Sector SPDR Fund(a)	13,320	1,207,724
Invesco KBW Bank ETF(a)	19,779	983,016
SPDR S&P Bank ETF(a)	86,730	3,697,300

Total U.S. Large Cap Core Funds		20,101,430

U.S. Large Cap Growth Funds — 5.6%
iShares Russell 1000 Growth ETF	209,615	29,872,234
iShares S&P 500 Growth ETF(a)	94,903	15,357,203
SPDR Portfolio S&P 500 Growth ETF(a)	67,910	2,371,417
Vanguard Growth ETF(a)	171,493	25,156,308

Total U.S. Large Cap Growth Funds		72,757,162

U.S. Large Cap Value Funds — 0.3%
iShares Russell 1000 Value ETF	13,982	1,671,268
iShares S&P 500 Value ETF(a)	6,011	659,888
SPDR Portfolio S&P 500 Value ETF(a)	3,368	99,289
Vanguard Value ETF(a)	17,454	1,828,481

Total U.S. Large Cap Value Funds		4,258,926

U.S. Medium Term Treasury Bond Funds — 2.6%
iShares 3-7 Year Treasury Bond ETF(a)	148,239	18,089,605
Schwab Intermediate-Term U.S. Treasury ETF(a)	144,778	7,699,294
Vanguard Intermediate-Term Treasury ETF(a)	122,077	7,782,409

Total U.S. Medium Term Treasury Bond Funds		33,571,308

U.S. Multi Cap Funds — 0.5%
iShares Core S&P Total U.S. Stock Market ETF(a)	14,345	882,935
Schwab U.S. Broad Market ETF(a)	10,872	707,332
Vanguard Total Stock Market ETF(a)	39,867	5,522,775

Total U.S. Multi Cap Funds		7,113,042

U.S. Preferred Funds — 0.4%
Invesco Preferred ETF(a)	89,996	1,279,743
	Shares	Value
Investment Companies (continued)
U.S. Preferred Funds (continued)
iShares U.S. Preferred Stock ETF(a)	109,658	$3,965,233

Total U.S. Preferred Funds		5,244,976

U.S. Short Term Treasury Bond Funds — 33.9%
Goldman Sachs Access Treasury 0-1 Year ETF	398,089	39,912,403
Invesco Treasury Collateral ETF	68,768	7,255,333
iShares Short Treasury Bond ETF(e)	2,495,210	275,895,370
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF(a)	1,246,880	114,239,146

Total U.S. Short Term Treasury Bond Funds		437,302,252

U.S. Small Cap Core Funds — 0.2%
iShares Russell 2000 ETF(a)	12,391	1,847,003
Schwab U.S. Small-Cap ETF(a)	4,454	302,738
Vanguard Small-Cap ETF(a)	6,433	948,546

Total U.S. Small Cap Core Funds		3,098,287

U.S. Small Cap Growth Funds — 0.6%
iShares Russell 2000 Growth ETF(a)	16,079	3,013,848
iShares S&P Small-Cap 600 Growth ETF(a)	10,569	1,859,510
Vanguard Small-Cap Growth ETF(a)	15,696	2,660,472

Total U.S. Small Cap Growth Funds		7,533,830

Total Investment Companies
(Cost $1,231,935,626)		1,245,884,994
Short-Term Investment — 0.0%(d)
Money Market Fund — 0.0%(d)
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 2.28%(f)
(Cost $520,722)	520,722	520,722

Investment of Cash Collateral For Securities Loaned — 15.4%

Money Market Fund — 15.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.36%(f)
(Cost $198,226,482)	198,226,482	198,226,482

Total Investments — 115.7%
(Cost $1,477,620,396)		1,493,263,589
Other Assets and Liabilities, Net — (15.7)%		(202,106,315)
Net Assets — 100.0%		$1,291,157,274

*	Non-income producing securities.
†	Affiliated Fund
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $219,613,139; total market value of collateral held by the Fund was $224,410,627. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $26,184,145.
(b)	Security has been deemed illiquid because it may not be able to be resold within seven days at approximately the price shown. At January 31, 2019, the value of this security was $76.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2019 (unaudited)

(c)	Securities are fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The securities are fair valued using significant unobservable inputs.
(d)	Less than 0.05%.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $5,532,422.
(f)	Reflects the 1-day yield at January 31, 2019.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2019 (unaudited)

Total Return Swap contracts outstanding at January 31, 2019:
Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(g)
Energy Select Sector SPDR Fund	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	$446,651	$–
Energy Select Sector SPDR Fund	Morgan Stanley	2.90	7/02/2020	Monthly	446,651	–
Financial Select Sector SPDR Fund	Morgan Stanley	2.90	7/02/2020	Monthly	580,900	–
First Trust Dow Jones Internet Index Fund	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	(577,974)	–
First Trust Dow Jones Internet Index Fund	Morgan Stanley	(2.03)	7/02/2020	Monthly	(577,974)	–
Goldman Sachs Access Treasury 0-1 Year ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	2,069,968	–
Goldman Sachs Access Treasury 0-1 Year ETF	Morgan Stanley	2.90	7/02/2020	Monthly	2,069,968	–
Health Care Select Sector SPDR Fund	Morgan Stanley	2.90	7/02/2020	Monthly	125,125	–
Invesco CurrencyShares Australian Dollar Trust	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	(1,391,298)	–
Invesco CurrencyShares Australian Dollar Trust	Morgan Stanley	1.09	7/02/2020	Monthly	(1,391,298)	–
Invesco CurrencyShares British Pound Sterling Trust	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	(799,958)	–
Invesco CurrencyShares British Pound Sterling Trust	Morgan Stanley	(3.18)	7/02/2020	Monthly	(799,958)	–
Invesco CurrencyShares Euro Currency Trust	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	316,890	–
Invesco CurrencyShares Euro Currency Trust	Morgan Stanley	2.90	7/02/2020	Monthly	316,890	–
Invesco CurrencyShares Japanese Yen Trust	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	1,052,501	–
Invesco CurrencyShares Japanese Yen Trust	Morgan Stanley	2.90	7/02/2020	Monthly	1,052,501	–
Invesco DB Commodity Index Tracking Fund	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	382,118	–
Invesco DB Commodity Index Tracking Fund	Morgan Stanley	2.90	7/02/2020	Monthly	382,118	–
Invesco DB U.S. Dollar Index Bullish Fund	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	(5,408,578)	–
Invesco DB U.S. Dollar Index Bullish Fund	Morgan Stanley	(3.92)	7/02/2020	Monthly	(5,408,578)	–
Invesco Emerging Markets Sovereign Debt ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	199,059	–
Invesco Emerging Markets Sovereign Debt ETF	Morgan Stanley	2.90	7/02/2020	Monthly	199,059	–
Invesco KBW Bank ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	50,992	–
Invesco KBW Bank ETF	Morgan Stanley	2.90	7/02/2020	Monthly	50,992	–
Invesco Preferred ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	66,379	–
Invesco Preferred ETF	Morgan Stanley	2.90	7/02/2020	Monthly	66,379	–
Invesco S&P 500 Low Volatility ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	(4,116,814)	–
Invesco S&P 500 Low Volatility ETF	Morgan Stanley	0.38	7/02/2020	Monthly	(4,116,814)	–
Invesco Senior Loan ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	4,078,762	–
Invesco Senior Loan ETF	Morgan Stanley	2.90	7/02/2020	Monthly	4,078,762	–
Invesco Treasury Collateral ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	376,229	–
Invesco Treasury Collateral ETF	Morgan Stanley	2.90	7/02/2020	Monthly	376,229	–
iPath Bloomberg Commodity Index Total Return ETN	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	149,743	–
iPath Bloomberg Commodity Index Total Return ETN	Morgan Stanley	2.90	7/02/2020	Monthly	149,743	–

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2019 (unaudited)

Total Return Swap contracts outstanding at January 31, 2019: (continued)

Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(g)
iPath Series B S&P 500 VIX Short-Term Futures ETN	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	$55,023	$–
iPath Series B S&P 500 VIX Short-Term Futures ETN	Morgan Stanley	2.90	7/02/2020	Monthly	55,023	–
iShares 0-5 Year TIPS Bond ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	518,404	–
iShares 0-5 Year TIPS Bond ETF	Morgan Stanley	2.90	7/02/2020	Monthly	518,404	–
iShares 3-7 Year Treasury Bond ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	938,167	–
iShares 3-7 Year Treasury Bond ETF	Morgan Stanley	2.90	7/02/2020	Monthly	938,167	–
iShares Broad USD Investment Grade Corporate Bond ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	326,886	–
iShares Broad USD Investment Grade Corporate Bond ETF	Morgan Stanley	2.90	7/02/2020	Monthly	326,886	–
iShares China Large-Cap ETF	Morgan Stanley	2.90	7/02/2020	Monthly	1,911,706	–
iShares Core MSCI EAFE ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	(447,552)	–
iShares Core MSCI EAFE ETF	Morgan Stanley	2.00	7/02/2020	Monthly	(447,552)	–
iShares Core MSCI Emerging Markets ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	(4,893,424)	–
iShares Core MSCI Emerging Markets ETF	Morgan Stanley	2.00	7/02/2020	Monthly	(4,893,424)	–
iShares Core S&P Total U.S. Stock Market ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	45,855	–
iShares Core S&P Total U.S. Stock Market ETF	Morgan Stanley	2.90	7/02/2020	Monthly	45,855	–
iShares Edge MSCI Min Vol Emerging Markets ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	(7,069,902)	–
iShares Edge MSCI Min Vol Emerging Markets ETF	Morgan Stanley	1.78	7/02/2020	Monthly	(7,069,902)	–
iShares Edge MSCI Min Vol USA ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	(9,599,424)	–
iShares Edge MSCI Min Vol USA ETF	Morgan Stanley	1.74	7/02/2020	Monthly	(9,599,424)	–
iShares Europe ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	47,697	–
iShares Europe ETF	Morgan Stanley	2.90	7/02/2020	Monthly	47,697	–
iShares Floating Rate Bond ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	1,811,015	–
iShares Floating Rate Bond ETF	Morgan Stanley	2.90	7/02/2020	Monthly	1,811,015	–
iShares J.P. Morgan USD Emerging Markets Bond ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	793,844	–
iShares J.P. Morgan USD Emerging Markets Bond ETF	Morgan Stanley	2.90	7/02/2020	Monthly	793,844	–
iShares MBS ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	437,784	–
iShares MBS ETF	Morgan Stanley	2.90	7/02/2020	Monthly	437,784	–
iShares MSCI All Country Asia ex Japan ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	239,774	–
iShares MSCI All Country Asia ex Japan ETF	Morgan Stanley	2.90	7/02/2020	Monthly	239,774	–
iShares MSCI China ETF	Morgan Stanley	2.90	7/02/2020	Monthly	1,225,463	–
iShares MSCI EAFE Growth ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	230,256	–
iShares MSCI EAFE Growth ETF	Morgan Stanley	2.90	7/02/2020	Monthly	230,256	–
iShares MSCI EAFE Small-Cap ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	2,524,819	–
iShares MSCI EAFE Small-Cap ETF	Morgan Stanley	2.90	7/02/2020	Monthly	2,524,819	–
iShares MSCI Eurozone ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	162,473	–
iShares MSCI Eurozone ETF	Morgan Stanley	2.90	7/02/2020	Monthly	162,473	–
iShares MSCI Japan ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	(7,056,997)	–
iShares MSCI Japan ETF	Morgan Stanley	1.98	7/02/2020	Monthly	(7,056,997)	–
iShares MSCI Pacific ex Japan ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	117,915	–

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2019 (unaudited)

Total Return Swap contracts outstanding at January 31, 2019: (continued)
Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(g)
iShares MSCI Pacific ex Japan ETF	Morgan Stanley	2.90	7/02/2020	Monthly	$117,915	$–
iShares Russell 1000 Growth ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	1,549,226	–
iShares Russell 1000 Growth ETF	Morgan Stanley	2.90	7/02/2020	Monthly	1,549,226	–
iShares Russell 1000 Value ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	86,659	–
iShares Russell 1000 Value ETF	Morgan Stanley	2.90	7/02/2020	Monthly	86,659	–
iShares Russell 2000 ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	95,697	–
iShares Russell 2000 ETF	Morgan Stanley	2.90	7/02/2020	Monthly	95,697	–
iShares Russell 2000 Growth ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	156,512	–
iShares Russell 2000 Growth ETF	Morgan Stanley	2.90	7/02/2020	Monthly	156,512	–
iShares Russell 2000 Value ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	(2,896,830)	–
iShares Russell 2000 Value ETF	Morgan Stanley	1.82	7/02/2020	Monthly	(2,896,830)	–
iShares S&P 500 Growth ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	796,478	–
iShares S&P 500 Growth ETF	Morgan Stanley	2.90	7/02/2020	Monthly	796,478	–
iShares S&P 500 Value ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	34,251	–
iShares S&P 500 Value ETF	Morgan Stanley	2.90	7/02/2020	Monthly	34,251	–
iShares S&P Small-Cap 600 Growth ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	96,415	–
iShares S&P Small-Cap 600 Growth ETF	Morgan Stanley	2.90	7/02/2020	Monthly	96,415	–
iShares S&P Small-Cap 600 Value ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	(1,824,223)	–
iShares S&P Small-Cap 600 Value ETF	Morgan Stanley	1.95	7/02/2020	Monthly	(1,824,223)	–
iShares Short Treasury Bond ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	14,308,974	–
iShares Short Treasury Bond ETF	Morgan Stanley	2.90	7/02/2020	Monthly	14,308,974	–
iShares Silver Trust	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	31,590	–
iShares Silver Trust	Morgan Stanley	2.90	7/02/2020	Monthly	31,590	–
iShares U.S. Preferred Stock ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	205,642	–
iShares U.S. Preferred Stock ETF	Morgan Stanley	2.90	7/02/2020	Monthly	205,642	–
iShares U.S. Real Estate ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	(85,294)	–
iShares U.S. Real Estate ETF	Morgan Stanley	1.84	7/02/2020	Monthly	(85,294)	–
Materials Select Sector SPDR Fund	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	(4,441,281)	–
Materials Select Sector SPDR Fund	Morgan Stanley	2.00	7/02/2020	Monthly	(4,441,281)	–
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	191,480	–
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	Morgan Stanley	2.90	7/02/2020	Monthly	191,480	–
Schwab Intermediate-Term U.S. Treasury ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	399,329	–
Schwab Intermediate-Term U.S. Treasury ETF	Morgan Stanley	2.90	7/02/2020	Monthly	399,329	–
Schwab U.S. Broad Market ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	36,694	–
Schwab U.S. Broad Market ETF	Morgan Stanley	2.90	7/02/2020	Monthly	36,694	–
Schwab U.S. Small-Cap ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	15,701	–
Schwab U.S. Small-Cap ETF	Morgan Stanley	2.90	7/02/2020	Monthly	15,701	–
SPDR Blackstone / GSO Senior Loan ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	1,670,370	–
SPDR Blackstone / GSO Senior Loan ETF	Morgan Stanley	2.90	7/02/2020	Monthly	1,670,370	–
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	5,924,791	–

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2019 (unaudited)

Total Return Swap contracts outstanding at January 31, 2019: (continued)

Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(g)
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Morgan Stanley	2.90	7/02/2020	Monthly	$5,924,791	$–
SPDR Bloomberg Barclays Convertible Securities ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	387,060	–
SPDR Bloomberg Barclays Convertible Securities ETF	Morgan Stanley	2.90	7/02/2020	Monthly	387,060	–
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	64,343	–
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	Morgan Stanley	2.90	7/02/2020	Monthly	64,343	–
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	150,586	–
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	Morgan Stanley	2.90	7/02/2020	Monthly	150,586	–
SPDR Dow Jones International Real Estate ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	(5,730,831)	–
SPDR Dow Jones International Real Estate ETF	Morgan Stanley	1.72	7/02/2020	Monthly	(5,730,831)	–
SPDR Dow Jones REIT ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	(62,564)	–
SPDR Dow Jones REIT ETF	Morgan Stanley	1.60	7/02/2020	Monthly	(62,564)	–
SPDR Gold Shares	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	914,168	–
SPDR Gold Shares	Morgan Stanley	2.90	7/02/2020	Monthly	914,168	–
SPDR Portfolio S&P 500 Growth ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	122,988	–
SPDR Portfolio S&P 500 Growth ETF	Morgan Stanley	2.90	7/02/2020	Monthly	122,988	–
SPDR Portfolio S&P 500 Value ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	5,159	–
SPDR Portfolio S&P 500 Value ETF	Morgan Stanley	2.90	7/02/2020	Monthly	5,159	–
SPDR Portfolio Short Term Corporate Bond ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	109,415	–
SPDR Portfolio Short Term Corporate Bond ETF	Morgan Stanley	2.90	7/02/2020	Monthly	109,415	–
SPDR S&P Bank ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	191,792	–
SPDR S&P Bank ETF	Morgan Stanley	2.90	7/02/2020	Monthly	191,792	–
SPDR S&P China ETF	Morgan Stanley	2.90	7/02/2020	Monthly	309,779	–
SPDR S&P Emerging Markets SmallCap ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	1,404,804	–
SPDR S&P Emerging Markets SmallCap ETF	Morgan Stanley	2.90	7/02/2020	Monthly	1,404,804	–
SPDR S&P International Small Cap ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	223,188	–
SPDR S&P International Small Cap ETF	Morgan Stanley	2.90	7/02/2020	Monthly	223,188	–
Technology Select Sector SPDR Fund	Morgan Stanley	2.00	7/02/2020	Monthly	(469,925)	–
VanEck Vectors High-Yield Municipal Index ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	97,694	–
VanEck Vectors High-Yield Municipal Index ETF	Morgan Stanley	2.90	7/02/2020	Monthly	97,694	–
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	483,129	–
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	Morgan Stanley	2.90	7/02/2020	Monthly	483,129	–
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	1,474,909	–
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Morgan Stanley	2.90	7/02/2020	Monthly	1,474,909	–
Vanguard FTSE Developed Markets ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	(560,213)	–

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2019 (unaudited)

Total Return Swap contracts outstanding at January 31, 2019: (continued)

Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(g)
Vanguard FTSE Developed Markets ETF	Morgan Stanley	2.00	7/02/2020	Monthly	$(560,213)	$–
Vanguard FTSE Emerging Markets ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	(5,493,109)	–
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	2.00	7/02/2020	Monthly	(5,493,109)	–
Vanguard FTSE Europe ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	325,069	–
Vanguard FTSE Europe ETF	Morgan Stanley	2.90	7/02/2020	Monthly	325,069	–
Vanguard FTSE Pacific ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	213,333	–
Vanguard FTSE Pacific ETF	Morgan Stanley	2.90	7/02/2020	Monthly	213,333	–
Vanguard Growth ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	1,304,661	–
Vanguard Growth ETF	Morgan Stanley	2.90	7/02/2020	Monthly	1,304,661	–
Vanguard Intermediate-Term Corporate Bond ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	6,770,135	–
Vanguard Intermediate-Term Corporate Bond ETF	Morgan Stanley	2.90	7/02/2020	Monthly	6,770,135	–
Vanguard Intermediate-Term Treasury ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	403,538	–
Vanguard Intermediate-Term Treasury ETF	Morgan Stanley	2.90	7/02/2020	Monthly	403,538	–
Vanguard Mortgage-Backed Securities ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	269,413	–
Vanguard Mortgage-Backed Securities ETF	Morgan Stanley	2.90	7/02/2020	Monthly	269,413	–
Vanguard Real Estate ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	(693,387)	–
Vanguard Real Estate ETF	Morgan Stanley	1.98	7/02/2020	Monthly	(693,387)	–
Vanguard Short-Term Corporate Bond ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	479,014	–
Vanguard Short-Term Corporate Bond ETF	Morgan Stanley	2.90	7/02/2020	Monthly	479,014	–
Vanguard Short-Term Inflation-Protected Securities ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	1,398,334	–
Vanguard Short-Term Inflation-Protected Securities ETF	Morgan Stanley	2.90	7/02/2020	Monthly	1,398,334	–
Vanguard Small-Cap ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	49,101	–
Vanguard Small-Cap ETF	Morgan Stanley	2.90	7/02/2020	Monthly	49,101	–
Vanguard Small-Cap Growth ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	137,973	–
Vanguard Small-Cap Growth ETF	Morgan Stanley	2.90	7/02/2020	Monthly	137,973	–
Vanguard Small-Cap Value ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	(3,866,588)	–
Vanguard Small-Cap Value ETF	Morgan Stanley	1.50	7/02/2020	Monthly	(3,866,588)	–
Vanguard Total Stock Market ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	286,480	–
Vanguard Total Stock Market ETF	Morgan Stanley	2.90	7/02/2020	Monthly	286,480	–
Vanguard Value ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	94,808	–
Vanguard Value ETF	Morgan Stanley	2.90	7/02/2020	Monthly	94,808	–
WisdomTree Emerging Markets Local Debt Fund	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	19,161	–
WisdomTree Emerging Markets Local Debt Fund	Morgan Stanley	2.90	7/02/2020	Monthly	19,161	–
Xtrackers MSCI EAFE Hedged Equity ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	472,106	–
Xtrackers MSCI EAFE Hedged Equity ETF	Morgan Stanley	2.90	7/02/2020	Monthly	472,106	–
Xtrackers MSCI Europe Hedged Equity ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	1,607,155	–
Xtrackers MSCI Europe Hedged Equity ETF	Morgan Stanley	2.90	7/02/2020	Monthly	1,607,155	–
Xtrackers MSCI Japan Hedged Equity ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	1,864,419	–

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2019 (unaudited)

Total Return Swap contracts outstanding at January 31, 2019: (continued)

Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(g)
Xtrackers MSCI Japan Hedged Equity ETF	Morgan Stanley	2.90	7/02/2020	Monthly	$1,864,419	$–
Xtrackers USD High Yield Corporate Bond ETF	Bank of America Merrill Lynch	3.00	3/29/2019	Monthly	709,410	–
Xtrackers USD High Yield Corporate Bond ETF	Morgan Stanley	2.90	7/02/2020	Monthly	709,410	–
						$–

The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $– and with Bank of America Merrill Lynch amounted to $5,532,422 at January 31, 2019. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(g) Reflects the value at reset date of January 31, 2019.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2019. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3		Total
Investments in Securities:(h)
Exchange Traded Notes
Broad Fund	$2,887,302	$–	$–		$2,887,302
Volatility Notes	1,062,475	–	76	(i)	1,062,551
Total Exchange Traded Notes	3,949,777	–	76		3,949,853
Exchange Traded Vehicles	44,681,538	–	–		44,681,538
Investment Companies	1,245,884,994	–	–		1,245,884,994
Short-Term Investment:
Money Market Fund	520,722	–	–		520,722
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	198,226,482	–	–		198,226,482
Total Investments in Securities	1,493,263,513	–	76		1,493,263,589
Other Financial Instruments:(j)
Swap Contracts	–	–	–		–
Total Investments in Securities and Other Financial Instruments	$1,493,263,513	$–	$76		$1,493,263,589
Liability Valuation Inputs
Description	Level 1	Level 2	Level 3		Total
Other Financial Instruments:(j)
Swap Contracts	$–	$–	$–		$–

(h)	For a complete listing of investments and their industries, see the Schedules of Investments.
(i)	The Level 3 security, valued at $76, has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.
(j)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended January 31, 2019, the Fund transferred Exchange Traded Note valued at $4,447,117 from Level 1 to Level 3 as a result of halted trade.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2019 (unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of April 30, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2019
Exchange Traded Note
iPATH S&P 500 VIX Short-Term Futures ETN(k)	$–	$–	$833,812	$(1,113,317)	$2,579,818	$(6,747,354)	$4,447,117	$–	$76

Information about Level 3 fair value measurements as of January 31, 2019.
Security Type	Fair Value	Valuation Technique	Unobservable Inputs
Exchange Traded Note	$76	Issuer Specific Facts	Company Information

(k)	Security has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

A summary of the Fund’s transactions with affiliated fund during the period ended January 31, 2019 is as follows:

Affiliated Holdings

	Shares at 04/30/2018	Value ($) at 04/30/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 01/31/2019	Value ($) at 01/31/2019
SPDR S&P Emerging Markets SmallCap ETF	466,771	23,861,334	21,492,635	(15,870,515)	(144,244)	(2,253,039)	774,856	–	611,288	27,086,171
Xtrackers MSCI Japan Hedged Equity ETF	136,781	5,952,709	41,508,902	(9,968,325)	(203,137)	(1,341,347)	519,796	–	930,352	35,948,802
	603,552	29,814,043	63,001,537	(25,838,840)	(347,381)	(3,594,386)	1,294,652	–	1,541,640	63,034,973

For more information on the determination, please refer to Note 2.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Macro Tracker ETF

January 31, 2019 (unaudited)

	Shares	Value
Exchange Traded Note — 0.7%

Broad Note — 0.7%
iPath Bloomberg Commodity Index Total Return ETN*
(Cost $47,423)	2,078	$46,609
Exchange Traded Vehicles — 6.3%
Gold Fund — 1.8%
Invesco DB Gold Fund(a)	2,903	117,804

Japanese Yen Fund — 2.2%
Invesco CurrencyShares Japanese Yen Trust*(a)	1,631	142,957

Silver Fund — 0.1%
iShares Silver Trust*	270	4,064

U.S. Dollar Fund — 2.2%
Invesco DB U.S Dollar Index Bullish Fund(a)	5,583	141,752

Total Exchange Traded Vehicles
(Cost $406,725)		406,577
Investment Companies — 93.2%
BRIC Equity Funds — 8.8%
iShares China Large-Cap ETF(a)	7,271	313,671
iShares MSCI China ETF	3,390	201,061
SPDR S&P China ETF	531	50,801

Total BRIC Equity Funds		565,533

Broad Fund — 1.8%
Invesco DB Commodity Index Tracking Fund(a)	7,663	118,930

Emerging Equity Funds — 3.8%
iShares Core MSCI Emerging Markets ETF	2,238	115,660
Vanguard FTSE Emerging Markets ETF	3,107	129,810

Total Emerging Equity Funds		245,470

Emerging Small Cap Equity Fund — 2.9%
SPDR S&P Emerging Markets SmallCap ETF	4,162	184,418

Europe Equity Fund — 3.4%
Xtrackers MSCI Europe Hedged Equity ETF	8,170	218,302

International Bond Funds — 5.6%
Invesco Emerging Markets Sovereign Debt ETF	1,299	35,774
iShares J.P. Morgan USD Emerging Markets Bond ETF	1,311	142,742
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	734	20,383
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	4,401	153,023
WisdomTree Emerging Markets Local Debt Fund	173	6,060

Total International Bond Funds		357,982

International Small Cap Equity Funds — 5.9%
iShares MSCI EAFE Small-Cap ETF	4,088	228,969
SPDR S&P International Small Cap ETF	678	20,238
	Shares	Value
Investment Companies (continued)
International Small Cap Equity Funds (continued)
Vanguard FTSE All World ex-U.S. Small-Cap ETF	1,314	$133,713

Total International Small Cap Equity Funds		382,920

Japan Equity Fund — 3.9%
Xtrackers MSCI Japan Hedged Equity ETF(a)	6,554	253,246

Treasury Inflation-Protected Securities Funds — 4.4%
iShares 0-5 Year TIPS Bond ETF	713	70,445
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	507	25,999
Vanguard Short-Term Inflation-Protected Securities ETF	3,934	189,933

Total Treasury Inflation-Protected Securities Funds		286,377

U.S. Large Cap Core Fund — 1.2%
Energy Select Sector SPDR Fund	1,228	78,322

U.S. Large Cap Growth Funds — 1.4%
iShares Russell 1000 Growth ETF	260	37,053
iShares S&P 500 Growth ETF	118	19,095
SPDR Portfolio S&P 500 Growth ETF	84	2,933
Vanguard Growth ETF	213	31,245

Total U.S. Large Cap Growth Funds		90,326

U.S. Large Cap Value Funds — 1.5%
iShares Russell 1000 Value ETF	309	36,935
iShares S&P 500 Value ETF	133	14,601
SPDR Portfolio S&P 500 Value ETF(a)	75	2,211
Vanguard Value ETF	386	40,437

Total U.S. Large Cap Value Funds		94,184

U.S. Medium Term Treasury Bond Fund — 4.4%
iShares 3-7 Year Treasury Bond ETF	1,261	153,880
Schwab Intermediate-Term U.S. Treasury ETF	1,231	65,465
Vanguard Intermediate-Term Treasury ETF	1,038	66,172

Total U.S. Medium Term Treasury Bond Fund		285,517

U.S. Multi Cap Funds — 1.9%
iShares Core S&P Total U.S. Stock Market ETF	244	15,018
Schwab U.S. Broad Market ETF	185	12,036
Vanguard Total Stock Market ETF(a)	679	94,062

Total U.S. Multi Cap Funds		121,116

U.S. Short Term Treasury Bond Funds — 41.5%
Goldman Sachs Access Treasury 0-1 Year ETF	2,433	243,932
Invesco Treasury Collateral ETF	420	44,312
iShares Short Treasury Bond ETF(b)	15,252	1,686,414
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	7,622	698,328

Total U.S. Short Term Treasury Bond Funds		2,672,986

U.S. Small Cap Core Funds — 0.8%
iShares Russell 2000 ETF(a)	211	31,451

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Macro Tracker ETF (continued)

January 31, 2019 (unaudited)

	Shares	Value
Investment Companies (continued)
U.S. Small Cap Core Funds (continued)
Schwab U.S. Small-Cap ETF	76	$5,166
Vanguard Small-Cap ETF(a)	109	16,072

Total U.S. Small Cap Core Funds		52,689

Total Investment Companies
(Cost $6,018,154)		6,008,318
Short-Term Investment — 0.1%
Money Market Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 2.28%(c)
(Cost $5,538)	5,538	5,538

Investment of Cash Collateral For Securities Loaned — 10.8%
Money Market Fund — 10.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.36%(c)
(Cost $692,997)	692,997	692,997

Total Investments — 111.1%
(Cost $7,170,837)		7,160,039
Other Assets and Liabilities, Net — (11.1)%		(714,150)
Net Assets — 100.0%		$6,445,889

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $974,690; total market value of collateral held by the Fund was $999,881. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $306,884.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $262,027.
(c)	Reflects the 1-day yield at January 31, 2019.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Macro Tracker ETF (continued)

January 31, 2019 (unaudited)

Total Return Swap contracts outstanding at January 31, 2019:

		Annual Financing		Payment	Notional	Value/
		Rate		Frequency	Amount	Unrealized
		Received	Expiration	Received/	Long	Appreciation/
Total Return Benchmark	Counterparty	(Paid) %	Date	(Paid)	(Short)	(Depreciation)(d)
Energy Select Sector SPDR Fund	Morgan Stanley	2.90	7/02/2020	Monthly	$7,590	$–
Goldman Sachs Access Treasury 0-1 Year ETF	Morgan Stanley	2.90	7/02/2020	Monthly	23,661	–
Invesco CurrencyShares Euro Currency Trust	Morgan Stanley	(0.18)	5/04/2020	Monthly	(59,683)	–
Invesco CurrencyShares Japanese Yen Trust	Morgan Stanley	2.90	7/02/2020	Monthly	13,849	–
Invesco DB Commodity Index Tracking Fund	Morgan Stanley	2.90	7/02/2020	Monthly	11,547	–
Invesco DB Gold Fund	Morgan Stanley	2.90	7/02/2020	Monthly	11,444	–
Invesco DB US Dollar Index Bullish Fund	Morgan Stanley	2.90	7/02/2020	Monthly	13,761	–
Invesco Emerging Markets Sovereign Debt ETF	Morgan Stanley	2.90	7/02/2020	Monthly	3,470	–
Invesco Treasury Collateral ETF	Morgan Stanley	2.90	7/02/2020	Monthly	4,326	–
iPath Bloomberg Commodity Index Total Return ETN	Morgan Stanley	2.90	7/02/2020	Monthly	4,531	–
iShares 0-5 Year TIPS Bond ETF	Morgan Stanley	2.90	7/02/2020	Monthly	6,817	–
iShares 3-7 Year Treasury Bond ETF	Morgan Stanley	2.90	7/02/2020	Monthly	14,888	–
iShares Broad USD Investment Grade Corporate Bond ETF	Morgan Stanley	(3.57)	5/04/2020	Monthly	(379)	–
iShares China Large-Cap ETF	Morgan Stanley	2.90	7/02/2020	Monthly	30,457	–
iShares Core MSCI Emerging Markets ETF	Morgan Stanley	2.90	7/02/2020	Monthly	11,215	–
iShares Core S&P Total U.S. Stock Market ETF	Morgan Stanley	2.90	7/02/2020	Monthly	1,477	–
iShares Edge MSCI Min Vol Emerging Markets ETF	Morgan Stanley	1.88	5/04/2020	Monthly	(198,804)	–
iShares Europe ETF	Morgan Stanley	2.00	5/04/2020	Monthly	(708)	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	2.00	5/04/2020	Monthly	(5,131)	–
iShares J.P. Morgan USD Emerging Markets Bond ETF	Morgan Stanley	2.90	7/02/2020	Monthly	13,828	–
iShares MSCI China ETF	Morgan Stanley	2.90	7/02/2020	Monthly	19,513	–
iShares MSCI EAFE Small-Cap ETF	Morgan Stanley	2.90	7/02/2020	Monthly	22,236	–
iShares MSCI Eurozone ETF	Morgan Stanley	1.82	5/04/2020	Monthly	(2,465)	–
iShares MSCI Japan ETF	Morgan Stanley	1.97	5/04/2020	Monthly	(83,374)	–
iShares Russell 1000 Growth ETF	Morgan Stanley	2.90	7/02/2020	Monthly	3,563	–
iShares Russell 1000 Value ETF	Morgan Stanley	2.90	7/02/2020	Monthly	3,586	–
iShares Russell 2000 ETF	Morgan Stanley	2.90	7/02/2020	Monthly	2,981	–
iShares S&P 500 Growth ETF	Morgan Stanley	2.90	7/02/2020	Monthly	1,780	–
iShares S&P 500 Value ETF	Morgan Stanley	2.90	7/02/2020	Monthly	1,427	–
iShares Short Treasury Bond ETF	Morgan Stanley	2.90	7/02/2020	Monthly	163,644	–
iShares Silver Trust	Morgan Stanley	2.90	7/02/2020	Monthly	391	–
Materials Select Sector SPDR Fund	Morgan Stanley	2.00	5/04/2020	Monthly	(82,319)	–
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	Morgan Stanley	2.90	7/02/2020	Monthly	2,513	–
Schwab Intermediate-Term U.S. Treasury ETF	Morgan Stanley	2.90	7/02/2020	Monthly	6,382	–
Schwab U.S. Broad Market ETF	Morgan Stanley	2.90	7/02/2020	Monthly	1,171	–
Schwab U.S. Small-Cap ETF	Morgan Stanley	2.90	7/02/2020	Monthly	476	–

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Macro Tracker ETF (continued)

January 31, 2019 (unaudited)

Total Return Swap contracts outstanding at January 31, 2019: (continued)
		Annual Financing		Payment	Notional	Value/
		Rate		Frequency	Amount	Unrealized
		Received	Expiration	Received/	Long	Appreciation/
Total Return Benchmark	Counterparty	(Paid) %	Date	(Paid)	(Short)	(Depreciation)(d)
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Morgan Stanley	2.90	7/02/2020	Monthly	$67,799	$–
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	Morgan Stanley	2.90	7/02/2020	Monthly	1,972	–
SPDR Dow Jones International Real Estate ETF	Morgan Stanley	1.85	5/04/2020	Monthly	(205,263)	–
SPDR Portfolio S&P 500 Growth ETF	Morgan Stanley	2.90	7/02/2020	Monthly	279	–
SPDR Portfolio S&P 500 Value ETF	Morgan Stanley	2.90	7/02/2020	Monthly	206	–
SPDR S&P China ETF	Morgan Stanley	2.90	7/02/2020	Monthly	4,975	–
SPDR S&P Emerging Markets SmallCap ETF	Morgan Stanley	2.90	7/02/2020	Monthly	17,901	–
SPDR S&P International Small Cap ETF	Morgan Stanley	2.90	7/02/2020	Monthly	1,970	–
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	Morgan Stanley	2.90	7/02/2020	Monthly	14,847	–
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Morgan Stanley	2.90	7/02/2020	Monthly	13,025	–
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	2.90	7/02/2020	Monthly	12,618	–
Vanguard FTSE Europe ETF	Morgan Stanley	1.81	5/04/2020	Monthly	(4,876)	–
Vanguard Growth ETF	Morgan Stanley	2.90	7/02/2020	Monthly	3,080	–
Vanguard Intermediate-Term Corporate Bond ETF	Morgan Stanley	1.96	5/04/2020	Monthly	(3,151)	–
Vanguard Intermediate-Term Treasury ETF	Morgan Stanley	2.90	7/02/2020	Monthly	6,439	–
Vanguard Short-Term Inflation-Protected Securities ETF	Morgan Stanley	2.90	7/02/2020	Monthly	18,443	–
Vanguard Small-Cap ETF	Morgan Stanley	2.90	7/02/2020	Monthly	1,622	–
Vanguard Total Stock Market ETF	Morgan Stanley	2.90	7/02/2020	Monthly	9,143	–
Vanguard Value ETF	Morgan Stanley	2.90	7/02/2020	Monthly	3,876	–
WisdomTree Emerging Markets Local Debt Fund	Morgan Stanley	2.90	7/02/2020	Monthly	596	–
Xtrackers MSCI Europe Hedged Equity ETF	Morgan Stanley	2.90	7/02/2020	Monthly	21,189	–
Xtrackers MSCI Japan Hedged Equity ETF	Morgan Stanley	2.90	7/02/2020	Monthly	24,575	–
						$–

The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $262,027 at January 31, 2019. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

_______________

(d) Reflects the value at reset date of January 31, 2019.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2019. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Macro Tracker ETF (continued)

January 31, 2019 (unaudited)

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(e)
Exchange Traded Note	$46,609	$–	$–	$46,609
Exchange Traded Vehicles	406,577	–	–	406,577
Investment Companies	6,008,318	–	–	6,008,318
Short-Term Investment:
Money Market Fund	5,538	–	–	5,538
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	692,997	–	–	692,997
Total Investments in Securities	7,160,039	–	–	7,160,039
Other Financial Instruments:(f)
Swap Contracts	–	–	–	–
Total Investments in Securities and Other Financial Instruments	$7,160,039	$–	$–	$7,160,039
Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(f)
Swap Contracts	$–	$–	$–	$–

(e)	For a complete listing of investments and their industries, see the Schedules of Investments.
(f)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended January 31, 2019, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Market Neutral Tracker ETF

January 31, 2019 (unaudited)

	Shares	Value
Exchange Traded Vehicle — 2.5%
Euro Fund — 2.5%
Invesco CurrencyShares Euro Currency Trust*(a)
(Cost $387,979)	3,508	$383,459

Investment Companies — 97.7%

Asia ex Japan Equity Funds — 0.8%
iShares MSCI All Country Asia ex Japan ETF	783	54,011
iShares MSCI Pacific ex Japan ETF(a)	605	26,560
Vanguard FTSE Pacific ETF(a)	738	48,044

Total Asia ex Japan Equity Funds		128,615

Europe Equity Funds — 0.9%
iShares Europe ETF	284	11,820
iShares MSCI Eurozone ETF	1,079	40,300
Vanguard FTSE Europe ETF	1,555	80,658

Total Europe Equity Funds		132,778

Floating Rate Funds — 39.1%
Invesco Senior Loan ETF(a)	122,738	2,754,241
iShares Floating Rate Bond ETF(a)	42,228	2,143,493
SPDR Blackstone / GSO Senior Loan ETF	24,622	1,127,934

Total Floating Rate Funds		6,025,668

High Yield Corporate Bond Fund — 1.2%
SPDR Bloomberg Barclays Short Term High Yield Bond ETF(a)	6,591	178,221

International Small Cap Equity Funds — 4.2%
iShares MSCI EAFE Small-Cap ETF(a)	6,935	388,429
SPDR S&P International Small Cap ETF	1,150	34,328
Vanguard FTSE All World ex-U.S. Small-Cap ETF	2,230	226,925

Total International Small Cap Equity Funds		649,682

Investment Grade Corporate Bond Funds — 9.4%
iShares Broad USD Investment Grade Corporate Bond ETF	1,231	66,733
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	7,366	859,023
Vanguard Intermediate-Term Corporate Bond ETF	6,153	523,989

Total Investment Grade Corporate Bond Funds		1,449,745

Mortgage Backed Securities Funds — 5.4%
iShares MBS ETF	4,912	518,167
Vanguard Mortgage-Backed Securities ETF	6,142	318,892

Total Mortgage Backed Securities Funds		837,059

Municipal Bond — 0.7%
Vaneck Vectors High-Yield Municipal Index ETF(a)	1,879	115,596

U.S. Large Cap Core Funds — 1.9%
Invesco KBW Bank ETF	1,215	60,386
SPDR S&P Bank ETF(a)	5,324	226,962

Total U.S. Large Cap Core Funds		287,348

U.S. Large Cap Growth Funds — 3.9%
iShares Russell 1000 Growth ETF	1,730	246,542
iShares S&P 500 Growth ETF	783	126,705
	Shares	Value
Investment Companies (continued)
U.S. Large Cap Growth Funds (continued)
SPDR Portfolio S&P 500 Growth ETF	561	$19,590
Vanguard Growth ETF	1,416	207,713

Total U.S. Large Cap Growth Funds		600,550

U.S. Preferred Funds — 1.9%
Invesco Preferred ETF	4,933	70,147
iShares U.S. Preferred Stock ETF(a)	6,009	217,286

Total U.S. Preferred Funds		287,433

U.S. Short Term Treasury Bond Funds — 28.2%
Goldman Sachs Access Treasury 0-1 Year ETF	3,958	396,829
Invesco Treasury Collateral ETF	684	72,165
iShares Short Treasury Bond ETF	24,811	2,743,352
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	12,398	1,135,905

Total U.S. Short Term Treasury Bond Funds		4,348,251

U.S. Small Cap Growth Funds — 0.1%
iShares Russell 2000 Growth ETF(a)	42	7,872
iShares S&P Small-Cap 600 Growth ETF	28	4,926
Vanguard Small-Cap Growth ETF	41	6,950

Total U.S. Small Cap Growth Funds		19,748

Total Investment Companies
(Cost $15,076,052)		15,060,694

Short-Term Investment — 0.1%

Money Market Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 2.28%(b)
(Cost $14,939)	14,939	14,939

Investment of Cash Collateral For Securities Loaned — 23.5%
Money Market Fund — 23.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.36%(b)
(Cost $3,612,903)	3,612,903	3,612,903

Total Investments — 123.8%
(Cost $19,091,873)		19,071,995
Other Assets and Liabilities, Net — (23.8)%		(3,665,831)
Net Assets — 100.0%		$15,406,164

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $3,739,738; total market value of collateral held by the Fund was $3,829,553. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $216,650.
(b)	Reflects the 1-day yield at January 31, 2019.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Market Neutral Tracker ETF (continued)

January 31, 2019 (unaudited)

Total Return Swap contracts outstanding at January 31, 2019:

		Annual Financing		Payment	Notional	Value/
		Rate		Frequency	Amount	Unrealized
		Received	Expiration	Received/	Long	Appreciation/
Total Return Benchmark	Counterparty	(Paid) %	Date	(Paid)	(Short)	(Depreciation)(c)
Goldman Sachs Access Treasury 0-1 Year ETF	Morgan Stanley	2.90	7/02/2020	Monthly	$39,603	$–
Invesco CurrencyShares Australian Dollar Trust	Morgan Stanley	0.42	5/04/2020	Monthly	(138,133)	–
Invesco CurrencyShares British Pound Sterling Trust	Morgan Stanley	(2.74)	5/04/2020	Monthly	(79,398)	–
Invesco CurrencyShares Euro Currency Trust	Morgan Stanley	2.90	7/02/2020	Monthly	38,259	–
Invesco DB U.S. Dollar Index Bullish Fund	Morgan Stanley	(3.90)	5/04/2020	Monthly	(29,935)	–
Invesco KBW Bank ETF	Morgan Stanley	2.90	7/02/2020	Monthly	6,014	–
Invesco Preferred ETF	Morgan Stanley	2.90	7/02/2020	Monthly	6,996	–
Invesco S&P 500 Low Volatility ETF	Morgan Stanley	0.45	5/04/2020	Monthly	(80,549)	–
Invesco Senior Loan ETF	Morgan Stanley	2.90	7/02/2020	Monthly	274,733	–
Invesco Treasury Collateral ETF	Morgan Stanley	2.90	7/02/2020	Monthly	7,174	–
iShares 3-7 Year Treasury Bond ETF	Morgan Stanley	1.49	5/04/2020	Monthly	(137,284)	–
iShares Broad USD Investment Grade Corporate Bond ETF	Morgan Stanley	2.90	7/02/2020	Monthly	6,668	–
iShares Core MSCI Emerging Markets ETF	Morgan Stanley	2.00	5/04/2020	Monthly	(130,957)	–
iShares Edge MSCI Min Vol USA ETF	Morgan Stanley	1.66	5/04/2020	Monthly	(187,836)	–
iShares Europe ETF	Morgan Stanley	2.90	7/02/2020	Monthly	1,165	–
iShares Floating Rate Bond ETF	Morgan Stanley	2.90	7/02/2020	Monthly	213,801	–
iShares iBoxx $ High Yield Corporate Bond ETF	Morgan Stanley	(0.63)	5/04/2020	Monthly	(160,517)	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	2.90	7/02/2020	Monthly	85,716	–
iShares MBS ETF	Morgan Stanley	2.90	7/02/2020	Monthly	51,690	–
iShares MSCI All Country Asia ex Japan ETF	Morgan Stanley	2.90	7/02/2020	Monthly	5,380	–
iShares MSCI EAFE Small-Cap ETF	Morgan Stanley	2.90	7/02/2020	Monthly	38,759	–
iShares MSCI Eurozone ETF	Morgan Stanley	2.90	7/02/2020	Monthly	4,034	–
iShares MSCI Japan ETF	Morgan Stanley	1.97	5/04/2020	Monthly	(48,363)	–
iShares MSCI Pacific ex Japan ETF	Morgan Stanley	2.90	7/02/2020	Monthly	2,634	–
iShares Preferred & Income Securities ETF	Morgan Stanley	2.90	7/02/2020	Monthly	21,660	–
iShares Russell 1000 Growth ETF	Morgan Stanley	2.90	7/02/2020	Monthly	24,654	–
iShares Russell 1000 Value ETF	Morgan Stanley	2.00	5/04/2020	Monthly	(21,157)	–
iShares Russell 2000 Growth ETF	Morgan Stanley	2.90	7/02/2020	Monthly	750	–
iShares Russell 2000 Value ETF	Morgan Stanley	1.69	5/04/2020	Monthly	(54,506)	–
iShares S&P 500 Growth ETF	Morgan Stanley	2.90	7/02/2020	Monthly	12,622	–
iShares S&P 500 Value ETF	Morgan Stanley	1.25	5/04/2020	Monthly	(8,343)	–
iShares S&P Small-Cap 600 Growth ETF	Morgan Stanley	2.90	7/02/2020	Monthly	528	–
iShares S&P Small-Cap 600 Value ETF	Morgan Stanley	2.00	5/04/2020	Monthly	(34,338)	–
iShares Short Treasury Bond ETF	Morgan Stanley	2.90	7/02/2020	Monthly	273,661	–
Schwab Intermediate-Term U.S. Treasury ETF	Morgan Stanley	(11.93)	5/04/2020	Monthly	(58,445)	–
SPDR Blackstone / GSO Senior Loan ETF	Morgan Stanley	2.90	7/02/2020	Monthly	112,509	–
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Morgan Stanley	2.90	7/02/2020	Monthly	113,334	–

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Market Neutral Tracker ETF (continued)

January 31, 2019 (unaudited)

Total Return Swap contracts outstanding at January 31, 2019: (continued)

		Annual Financing		Payment	Notional	Value/
		Rate		Frequency	Amount	Unrealized
		Received	Expiration	Received/	Long	Appreciation/
Total Return Benchmark	Counterparty	(Paid) %	Date	(Paid)	(Short)	(Depreciation)(c)
SPDR Bloomberg Barclays Convertible Securities ETF	Morgan Stanley	2.00	5/04/2020	Monthly	$(15,007)	$–
SPDR Bloomberg Barclays High Yield Bond ETF	Morgan Stanley	(0.68)	5/04/2020	Monthly	(82,613)	–
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	Morgan Stanley	2.90	7/02/2020	Monthly	17,765	–
SPDR Portfolio S&P 500 Growth ETF	Morgan Stanley	2.90	7/02/2020	Monthly	1,956	–
SPDR S&P Bank ETF	Morgan Stanley	2.90	7/02/2020	Monthly	22,637	–
SPDR S&P International Small Cap ETF	Morgan Stanley	2.90	7/02/2020	Monthly	3,433	–
VanEck Vectors High-Yield Municipal Index ETF	Morgan Stanley	2.90	7/02/2020	Monthly	11,504	–
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Morgan Stanley	2.90	7/02/2020	Monthly	22,591	–
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	2.00	5/04/2020	Monthly	(146,982)	–
Vanguard FTSE Europe ETF	Morgan Stanley	2.90	7/02/2020	Monthly	8,040	–
Vanguard FTSE Pacific ETF	Morgan Stanley	2.90	7/02/2020	Monthly	4,817	–
Vanguard Growth ETF	Morgan Stanley	2.90	7/02/2020	Monthly	20,683	–
Vanguard Intermediate-Term Corporate Bond ETF	Morgan Stanley	2.90	7/02/2020	Monthly	52,288	–
Vanguard Intermediate-Term Treasury ETF	Morgan Stanley	0.73	5/04/2020	Monthly	(59,033)	–
Vanguard Mortgage-Backed Securities ETF	Morgan Stanley	2.90	7/02/2020	Monthly	31,827	–
Vanguard Small-Cap Growth ETF	Morgan Stanley	2.90	7/02/2020	Monthly	678	–
Vanguard Small-Cap Value ETF	Morgan Stanley	1.98	5/04/2020	Monthly	(72,777)	–
Vanguard Value ETF	Morgan Stanley	1.50	5/04/2020	Monthly	(23,152)	–
Xtrackers USD High Yield Corporate Bond ETF	Morgan Stanley	2.00	5/04/2020	Monthly	(23,103)	–
						$–

At January 31, 2019 there was no collateral held or posted.

The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

_______________

(c) Reflects the value at reset date of January 31, 2019.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Market Neutral Tracker ETF (continued)

January 31, 2019 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2019. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(d)
Exchange Traded Vehicle	$383,459	$–	$–	$383,459
Investment Companies	15,060,694	–	–	15,060,694
Short-Term Investment:
Money Market Fund	14,939	–	–	14,939
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	3,612,903	–	–	3,612,903
Total Investments in Securities	$19,071,995	$–	$–	$19,071,995
Other Financial Instruments:(e)
Swap Contracts	–	–	–	–
Total Investments in Securities and Other Financial Instruments	$19,071,995	$–	$–	$19,071,995
Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(e)
Swap Contracts	$–	$–	$–	$–
	$–	$–	$–	$–

(d)	For a complete listing of investments and their industries, see the Schedules of Investments.
(e)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended January 31, 2019 the Fund did not have any transfers into and out of Level 3 within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Long/Short Tracker ETF

January 31, 2019 (unaudited)

	Shares	Value
Exchange Traded Note — 0.9%

Volatility Note — 0.9%
iPath Series B S&P 500 VIX Short-Term Futures ETN*
(Cost $56,628)	1,464	$51,869

Investment Companies — 99.5%

Floating Rate Funds — 7.1%
Invesco Senior Loan ETF(a)	13,824	310,211
SPDR Blackstone / GSO Senior Loan ETF	2,773	127,031

Total Floating Rate Funds		437,242

International Equity Core Fund — 13.9%
Xtrackers MSCI EAFE Hedged Equity ETF(b)	28,932	857,546

International Large Cap Growth Fund — 6.8%
iShares MSCI EAFE Growth ETF	5,704	418,274

International Small Cap Equity Funds — 14.9%
iShares MSCI EAFE Small-Cap ETF	9,764	546,881
SPDR S&P International Small Cap ETF	1,619	48,327
Vanguard FTSE All World ex-U.S. Small-Cap ETF	3,139	319,425

Total International Small Cap Equity Funds		914,633

Investment Grade Corporate Bond Funds — 21.5%
iShares Broad USD Investment Grade Corporate Bond ETF	1,121	60,769
iShares iBoxx $ Investment Grade Corporate Bond ETF	6,708	782,287
Vanguard Intermediate-Term Corporate Bond ETF	5,603	477,152

Total Investment Grade Corporate Bond Funds		1,320,208

U.S. Large Cap Core Funds — 10.4%
Financial Select Sector SPDR Fund	20,339	527,594
Health Care Select Sector SPDR Fund(a)	1,254	113,700

Total U.S. Large Cap Core Funds		641,294

U.S. Large Cap Growth Funds — 13.1%
iShares Russell 1000 Growth ETF	2,317	330,196
iShares S&P 500 Growth ETF	1,049	169,749
SPDR Portfolio S&P 500 Growth ETF	751	26,225
Vanguard Growth ETF	1,896	278,124

Total U.S. Large Cap Growth Funds		804,294

U.S. Preferred Funds — 4.3%
Invesco Preferred ETF	4,575	65,056
iShares Preferred & Income Securities ETF(a)	5,574	201,556

Total U.S. Preferred Funds		266,612

U.S. Short Term Treasury Bond Funds — 7.5%
Goldman Sachs Access Treasury 0-1 Year ETF	417	41,809
Invesco Treasury Collateral ETF	72	7,596
iShares Short Treasury Bond ETF	2,614	289,030

	Shares	Value
Investment Companies (continued)
U.S. Short Term Treasury Bond Funds (continued)
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	1,306	$119,656

Total U.S. Short Term Treasury Bond Funds		458,091

Total Investment Companies
(Cost $6,227,362)		6,118,194

Investment of Cash Collateral For Securities Loaned — 10.1%

Money Market Fund — 10.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.36%(c)
(Cost $620,049)	620,049	620,049
Total Investments — 110.5%
(Cost $6,904,039)		6,790,112
Other Assets and Liabilities, Net — (10.5)%		(642,808)
Net Assets — 100.0%		$6,147,304

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $611,903; total market value of collateral held by the Fund was $624,989. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $4,940.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $36,605.
(c)	Reflects the 1-day yield at January 31, 2019.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Long/Short Tracker ETF (continued)

January 31, 2019 (unaudited)

Total Return Swap contracts outstanding at January 31, 2019:

		Annual Financing		Payment	Notional	Value/
		Rate		Frequency	Amount	Unrealized
		Received	Expiration	Received/	Long	Appreciation/
Total Return Benchmark	Counterparty	(Paid) %	Date	(Paid)	(Short)	(Depreciation)(d)
Energy Select Sector SPDR Fund	Morgan Stanley	2.00	3/28/2019	Monthly	$(99,050)	$–
Financial Select Sector SPDR Fund	Morgan Stanley	2.90	3/28/2019	Monthly	52,736	–
First Trust Dow Jones Internet Index Fund	Morgan Stanley	(2.19)	3/28/2019	Monthly	(91,168)	–
Goldman Sachs Access Treasury 0-1 Year ETF	Morgan Stanley	2.90	3/28/2019	Monthly	4,211	–
Health Care Select Sector SPDR Fund	Morgan Stanley	2.90	3/28/2019	Monthly	11,334	–
Invesco Preferred ETF	Morgan Stanley	2.90	3/28/2019	Monthly	6,499	–
Invesco Senior Loan ETF	Morgan Stanley	2.90	3/28/2019	Monthly	31,012	–
Invesco Treasury Collateral ETF	Morgan Stanley	2.90	3/28/2019	Monthly	739	–
iPath Series B S&P 500 VIX Short-Term Futures ETN	Morgan Stanley	2.90	3/28/2019	Monthly	5,173	–
iShares Broad USD Investment Grade Corporate Bond ETF	Morgan Stanley	2.90	3/28/2019	Monthly	6,072	–
iShares Core MSCI EAFE ETF	Morgan Stanley	2.00	3/28/2019	Monthly	(42,367)	–
iShares Core MSCI Emerging Markets ETF	Morgan Stanley	2.00	3/28/2019	Monthly	(45,995)	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	2.90	3/28/2019	Monthly	78,252	–
iShares MSCI EAFE Growth ETF	Morgan Stanley	2.90	3/28/2019	Monthly	41,798	–
iShares MSCI EAFE Small-Cap ETF	Morgan Stanley	2.90	3/28/2019	Monthly	54,666	–
iShares Preferred & Income Securities ETF	Morgan Stanley	2.90	3/28/2019	Monthly	20,141	–
iShares Russell 1000 Growth ETF	Morgan Stanley	2.90	3/28/2019	Monthly	33,062	–
iShares Russell 1000 Value ETF	Morgan Stanley	2.00	3/28/2019	Monthly	(38,489)	–
iShares Russell 2000 Growth ETF	Morgan Stanley	1.25	3/28/2019	Monthly	(9,372)	–
iShares Russell 2000 Value ETF	Morgan Stanley	2.00	3/28/2019	Monthly	(1,908)	–
iShares S&P 500 Growth ETF	Morgan Stanley	2.90	3/28/2019	Monthly	16,991	–
iShares S&P 500 Value ETF	Morgan Stanley	1.24	3/28/2019	Monthly	(15,150)	–
iShares S&P Small-Cap 600 Growth ETF	Morgan Stanley	(1.00)	3/28/2019	Monthly	(5,806)	–
iShares S&P Small-Cap 600 Value ETF	Morgan Stanley	2.00	3/28/2019	Monthly	(1,184)	–
iShares Short Treasury Bond ETF	Morgan Stanley	2.90	3/28/2019	Monthly	28,859	–
iShares U.S. Real Estate ETF	Morgan Stanley	1.80	3/28/2019	Monthly	(10,108)	–
SPDR Blackstone / GSO Senior Loan ETF	Morgan Stanley	2.90	3/28/2019	Monthly	12,689	–
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Morgan Stanley	2.90	3/28/2019	Monthly	12,002	–
SPDR Dow Jones REIT ETF	Morgan Stanley	1.18	3/28/2019	Monthly	(7,377)	–
SPDR Portfolio S&P 500 Growth ETF	Morgan Stanley	2.90	3/28/2019	Monthly	2,619	–
SPDR S&P International Small Cap ETF	Morgan Stanley	2.90	3/28/2019	Monthly	4,836	–
Technology Select Sector SPDR Fund	Morgan Stanley	2.00	3/28/2019	Monthly	(37,051)	–
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Morgan Stanley	2.90	3/28/2019	Monthly	31,953	–
Vanguard FTSE Developed Markets ETF	Morgan Stanley	2.00	3/28/2019	Monthly	(53,027)	–
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	2.00	3/28/2019	Monthly	(51,640)	–
Vanguard Growth ETF	Morgan Stanley	2.90	3/28/2019	Monthly	27,871	–
Vanguard Intermediate-Term Corporate Bond ETF	Morgan Stanley	2.90	3/28/2019	Monthly	47,690	–
Vanguard Real Estate ETF	Morgan Stanley	1.99	3/28/2019	Monthly	(82,075)	–

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Long/Short Tracker ETF (continued)

January 31, 2019 (unaudited)

Total Return Swap contracts outstanding at January 31, 2019: (continued)

		Annual Financing		Payment	Notional	Value/
		Rate		Frequency	Amount	Unrealized
		Received	Expiration	Received/	Long	Appreciation/
Total Return Benchmark	Counterparty	(Paid) %	Date	(Paid)	(Short)	(Depreciation)(d)
Vanguard Small-Cap Growth ETF	Morgan Stanley	1.00	3/28/2019	Monthly	$(8,306)	$–
Vanguard Small-Cap Value ETF	Morgan Stanley	0.35	3/28/2019	Monthly	(2,663)	–
Vanguard Value ETF	Morgan Stanley	1.64	3/28/2019	Monthly	(42,114)	–
Xtrackers MSCI EAFE Hedged Equity ETF	Morgan Stanley	2.90	3/28/2019	Monthly	85,749	–
						$–

The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $36,605 at January 31, 2019. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

_______________

(d) Reflects the value at reset date of January 31, 2019.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2019. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(e)
Exchange Traded Note	$51,869	$–	$–	$51,869
Investment Companies	6,118,194	–	–	6,118,194
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	620,049	–	–	620,049
Total Investments in Securities	6,790,112	–	–	6,790,112
Other Financial Instruments:(f)
Swap Contracts	–	–	–	–
Total Investments in Securities and Other Financial Instruments	$6,790,112	$–	$–	$6,790,112
Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(f)
Swap Contracts	$–	$–	$–	$–

(e)	For a complete listing of investments and their industries, see the Schedules of Investments.
(f)	Reflects the unrealized appreciation (depreciation) of the instruments.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Event-Driven Tracker ETF

January 31, 2019 (unaudited)

	Shares	Value
Investment Companies — 99.9%

Convertible Bond Fund — 12.9%
SPDR Bloomberg Barclays Convertible Securities ETF(a)	7,832	$395,751

Floating Rate Funds — 23.6%
Invesco Senior Loan ETF(b)	22,928	514,504
SPDR Blackstone / GSO Senior Loan ETF	4,600	210,726

Total Floating Rate Funds		725,230

High Yield Corporate Bond Funds — 34.5%
iShares iBoxx High Yield Corporate Bond ETF(b)	7,502	638,495
SPDR Bloomberg Barclays High Yield Bond ETF(b)	9,298	328,684
Xtrackers USD High Yield Corporate Bond ETF	1,873	91,871

Total High Yield Corporate Bond Funds		1,059,050

Investment Grade Corporate Bond Funds — 18.7%
SPDR Portfolio Short Term Corporate Bond ETF	3,509	106,709
Vanguard Short-Term Corporate Bond ETF	5,914	467,088

Total Investment Grade Corporate Bond Funds		573,797

U.S. Short Term Treasury Bond Funds — 0.0%(c)
Goldman Sachs Access Treasury 0-1 Year ETF	1	100
iShares Short Treasury Bond ETF	4	443
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	2	183

Total U.S. Short Term Treasury Bond Funds		726

U.S. Small Cap Growth Funds — 10.2%
iShares Russell 2000 Growth ETF(b)	670	125,585
iShares S&P Small-Cap 600 Growth ETF	440	77,413
Vanguard Small-Cap Growth ETF(b)	654	110,853

Total U.S. Small Cap Growth Funds		313,851

Total Investment Companies
(Cost $3,051,103)		3,068,405

Short-Term Investment — 0.1%

Money Market Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 2.28%(d)
(Cost $4,571)	4,571	4,571

Investment of Cash Collateral For Securities Loaned — 27.0%

Money Market Fund — 27.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.36%(d)
(Cost $830,385)	830,385	830,385

Total Investments — 127.0%
(Cost $3,886,059)		3,903,361
Other Assets and Liabilities, Net — (27.0)%		(832,168)
Net Assets — 100.0%		$3,071,193

(a)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $5,053.
(b)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $932,996; total market value of collateral held by the Fund was $951,471. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $121,086.
(c)	Less than 0.05%.
(d)	Reflects the 1-day yield at January 31, 2019.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Event-Driven Tracker ETF (continued)

January 31, 2019 (unaudited)

Total Return Swap contracts outstanding at January 31, 2019:

		Annual Financing		Payment	Notional	Value/
		Rate		Frequency	Amount	Unrealized
		Received	Expiration	Received/	Long	Appreciation/
Total Return Benchmark	Counterparty	(Paid) %	Date	(Paid)	(Short)	(Depreciation)(e)
Invesco Preferred ETF	Morgan Stanley	2.00	3/28/2019	Monthly	$(22,652)	$–
Invesco Senior Loan ETF	Morgan Stanley	2.90	3/28/2019	Monthly	15,596	–
iShares iBoxx High Yield Corporate Bond ETF	Morgan Stanley	2.90	3/28/2019	Monthly	19,320	–
iShares Russell 2000 Growth ETF	Morgan Stanley	2.90	3/28/2019	Monthly	3,749	–
iShares S&P Small-Cap 600 Growth ETF	Morgan Stanley	2.90	3/28/2019	Monthly	2,287	–
iShares U.S. Preferred Stock ETF	Morgan Stanley	1.99	3/28/2019	Monthly	(70,187)	–
SPDR Blackstone / GSO Senior Loan ETF	Morgan Stanley	2.90	3/28/2019	Monthly	6,368	–
SPDR Bloomberg Barclays Convertible Securities ETF	Morgan Stanley	2.90	3/28/2019	Monthly	11,976	–
SPDR Bloomberg Barclays High Yield Bond ETF	Morgan Stanley	2.90	3/28/2019	Monthly	9,969	–
SPDR Portfolio Short Term Corporate Bond ETF	Morgan Stanley	2.90	3/28/2019	Monthly	3,223	–
Vanguard Short-Term Corporate Bond ETF	Morgan Stanley	2.90	3/28/2019	Monthly	14,137	–
Vanguard Small-Cap Growth ETF	Morgan Stanley	2.90	3/28/2019	Monthly	3,390	–
Xtrackers USD High Yield Corporate Bond ETF	Morgan Stanley	2.90	3/28/2019	Monthly	2,796	–
						$–

The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $5,053 at January 31, 2019. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

_______________

(e) Reflects the value at reset date of January 31, 2019.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2019. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(f)
Investment Companies	$3,068,405	$–	$–	$3,068,405
Short-Term Investment:
Money Market Fund	4,571	–	–	4,571
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	830,385	–	–	830,385
Total Investments in Securities	3,903,361	–	–	3,903,361
Other Financial Instruments:(g)
Swap Contracts	–	–	–	–
Total Investments in Securities and Other Financial Instruments	$3,903,361	$–	$–	$3,903,361
Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(g)
Swap Contracts	$–	$–	$–	$–

(f)	For a complete listing of investments and their industries, see the Schedules of Investments.
(g)	Reflects the unrealized appreciation (depreciation) of the instruments.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Event-Driven Tracker ETF (continued)

January 31, 2019 (unaudited)

For the period ended January 31, 2019, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Global Resources ETF

January 31, 2019 (unaudited)

	Shares	Value
Common Stocks - 92.0%

Argentina - 0.0%(a)

Adecoagro SA*	11,860	$90,373

Australia - 6.2%
Aurizon Holdings Ltd.	374,491	1,201,464
BHP Group Ltd.	84,996	2,158,583
Evolution Mining Ltd.	153,133	447,744
Fortescue Metals Group Ltd.	79,452	327,318
GrainCorp Ltd., Class A	22,688	157,158
Independence Group NL	50,280	160,578
Mineral Resources Ltd.	4,817	55,565
Newcrest Mining Ltd.	67,866	1,209,896
Northern Star Resources Ltd.	62,484	399,563
OceanaGold Corp.	56,056	200,185
OZ Minerals Ltd.	7,803	55,530
Regis Resources Ltd.	45,209	171,414
Rio Tinto PLC	35,175	1,937,596
Sandfire Resources NL	4,071	20,749
Saracen Mineral Holdings Ltd.*	70,510	173,260
South32 Ltd.	137,844	354,797
St. Barbara Ltd.	46,219	168,840
Washington H Soul Pattinson & Co., Ltd.	45,315	869,320
Whitehaven Coal Ltd.	184,843	667,152
Woodside Petroleum Ltd.	9,946	248,893
Total Australia		10,985,605

Brazil - 0.1%
Yamana Gold, Inc.	85,893	241,989

Canada - 9.1%
Agnico Eagle Mines Ltd.	21,003	913,974
Alamos Gold, Inc., Class A(b)	35,418	157,767
B2Gold Corp.*	87,842	278,248
Barrick Gold Corp.	156,692	2,098,692
Canadian Natural Resources Ltd.	12,965	348,188
Canfor Corp.*	62,226	858,551
Centerra Gold, Inc.*	26,339	133,570
Detour Gold Corp.*	16,112	161,451
Enbridge, Inc.	17,394	635,868
First Majestic Silver Corp.*(b)	15,057	92,179
Goldcorp, Inc.	78,307	876,504
Hudbay Minerals, Inc.	6,825	40,899
IAMGOLD Corp.*	41,817	156,658
Imperial Oil Ltd.	8,831	250,681
Kinross Gold Corp.*	111,405	372,396
Kirkland Lake Gold Ltd.	19,095	614,594
Labrador Iron Ore Royalty Corp.	1,683	38,881
Maple Leaf Foods, Inc.	21,517	479,394
New Gold, Inc.*(b)	51,943	58,932
Norbord, Inc.	42,538	1,230,826
Osisko Gold Royalties Ltd.	14,361	140,625
Pan American Silver Corp.	13,845	206,626
Pretium Resources, Inc.*	16,790	131,937
SEMAFO, Inc.*	29,253	66,155
SSR Mining, Inc.*	10,849	148,861
Stella-Jones, Inc.(b)	33,935	1,095,594
Suncor Energy, Inc.	17,278	557,559
Teck Resources Ltd., Class B	15,053	366,783
TransCanada Corp.	9,283	394,985
West Fraser Timber Co. Ltd.	36,629	2,183,014
Westshore Terminals Investment Corp.	13,129	218,433

	Shares	Value
Common Stocks (continued)
Canada (continued)
Wheaton Precious Metals Corp.	40,120	$845,596
Total Canada		16,154,421

Chile - 0.2%
Antofagasta PLC	26,272	300,598
Lundin Mining Corp.	19,402	88,641
Total Chile		389,239

China - 12.9%
Aluminum Corp. of China Ltd., Class H*	492,288	181,313
Beijing Enterprises Water Group Ltd.*	1,961,934	1,132,650
China Agri-Industries Holdings Ltd.	514,199	182,830
China Coal Energy Co., Ltd., Class H	4,144,908	1,743,178
China Modern Dairy Holdings Ltd.*(b)	1,032,734	125,033
China Petroleum & Chemical Corp., Class H	1,459,043	1,221,649
China Resources Power Holdings Co., Ltd.	895,290	1,791,333
China Shenhua Energy Co., Ltd., Class H	4,736,870	11,952,799
CNOOC Ltd.	475,889	795,706
Jiangxi Copper Co., Ltd., Class H	139,887	177,205
MMG Ltd.*	211,021	76,914
PetroChina Co., Ltd., Class H	3,241,977	2,090,612
Shougang Fushan Resources Group Ltd.	975,341	206,337
Yanzhou Coal Mining Co., Ltd., Class H	1,269,127	1,158,060
Total China		22,835,619

Denmark - 0.2%
Orsted A/S‡	4,493	323,843

Egypt - 0.1%
Centamin PLC	101,410	157,012

Finland - 8.2%
Stora Enso OYJ, Class R	390,052	5,234,273
UPM-Kymmene OYJ	265,069	7,682,913
Valmet OYJ	73,863	1,665,417
Total Finland		14,582,603

France - 3.4%
Suez	133,550	1,714,010
TOTAL SA	28,348	1,560,689
Veolia Environnement SA	121,524	2,568,534
Vilmorin & Cie SA	2,219	144,369
Total France		5,987,602

Germany - 0.7%
Aurubis AG	1,196	65,502
BayWa AG	3,446	94,306
GEA Group AG	18,765	517,196
Innogy SE*	6,038	259,118
Suedzucker AG(b)	20,200	328,671
Total Germany		1,264,793

Hong Kong - 0.4%
C.P. Pokphand Co., Ltd.	4,639,695	372,515
Hong Kong & China Gas Co., Ltd.	163,862	355,427
Total Hong Kong		727,942

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Global Resources ETF (continued)

January 31, 2019 (unaudited)

	Shares	Value
Common Stocks (continued)
Ireland - 0.1%
Greencore Group PLC(b)	69,171	$175,613

Italy - 0.5%
Eni SpA	39,178	665,600
Snam SpA	37,843	181,074
Total Italy		846,674

Ivory Coast - 0.1%
Endeavour Mining Corp.*	9,131	157,409

Japan - 3.9%
Daio Paper Corp.	73,149	939,652
Doutor Nichires Holdings Co. Ltd.	5,208	99,537
Dowa Holdings Co., Ltd.	1,670	53,401
Fuji Oil Holdings, Inc.	8,600	271,442
Fujicco Co. Ltd.	3,522	75,081
Hokuto Corp.	3,489	63,573
Inpex Corp.	15,517	149,068
Itoham Yonekyu Holdings, Inc.	49,472	314,115
Kurita Water Industries Ltd.	24,816	629,350
Mitsui Mining & Smelting Co., Ltd.	1,594	37,393
Mitsui Sugar Co., Ltd.	2,890	78,364
NH Foods Ltd.	18,547	732,813
Nichirei Corp.	13,324	359,453
Nippon Coke & Engineering Co. Ltd.	55,688	49,635
Nippon Flour Mills Co., Ltd.	7,663	128,432
Nippon Paper Industries Co., Ltd.	56,563	1,107,560
Nisshin Oillio Group Ltd. (The)	3,607	103,242
Nisshin Seifun Group, Inc.	29,974	603,446
Pacific Metals Co., Ltd.	526	14,074
Prima Meat Packers Ltd.	8,317	157,200
S Foods, Inc.	5,654	203,914
Sumitomo Metal Mining Co., Ltd.	7,452	214,734
UACJ Corp.(b)	1,337	28,870
Yamazaki Baking Co., Ltd.	21,624	423,221
Total Japan		6,837,570

Kazakhstan - 0.1%
KAZ Minerals PLC	12,172	95,013

Mexico - 0.5%
Fresnillo PLC	64,613	854,202

Netherlands - 1.7%
ForFarmers NV	18,327	178,539
Royal Dutch Shell PLC, Class B	89,583	2,791,087
Total Netherlands		2,969,626

Norway - 1.2%
Equinor ASA	35,834	820,181
Norsk Hydro ASA	55,017	254,201
Yara International ASA	26,908	1,111,969
Total Norway		2,186,351

Peru - 0.5%
Hochschild Mining PLC	44,470	110,474
Southern Copper Corp.	20,830	700,304
Total Peru		810,778

	Shares	Value
Common Stocks (continued)
Portugal - 1.0%
Navigator Co. SA (The)	354,450	$1,738,294

Russia - 0.4%
Evraz PLC	38,814	254,370
Polymetal International PLC	37,864	432,435
Total Russia		686,805

Singapore - 1.4%
First Resources Ltd.	154,957	197,060
Golden Agri-Resources Ltd.	1,278,402	242,437
Olam International Ltd.	317,163	436,360
Wilmar International Ltd.	620,554	1,536,790
Total Singapore		2,412,647

South Africa - 0.5%
Anglo American PLC(b)	37,946	969,770

Spain - 0.5%
Ebro Foods SA	15,066	311,002
Naturgy Energy Group SA	10,984	306,897
Repsol SA	16,792	295,378
Total Spain		913,277

Sweden - 1.6%
AAK AB	25,212	362,271
Boliden AB	7,438	185,637
Holmen AB, B Shares	84,730	1,812,743
Sandvik AB	33,759	538,442
Total Sweden		2,899,093

Switzerland - 1.1%
Bell Food Group AG	1,078	338,471
Glencore PLC*	386,305	1,572,517
Total Switzerland		1,910,988

Tanzania - 0.1%
Acacia Mining PLC*	36,571	93,857

Ukraine - 0.0%(a)
Ferrexpo PLC	15,898	54,039

United Kingdom - 3.5%
BP PLC	214,468	1,467,316
Cranswick PLC	8,718	330,740
Johnson Matthey PLC	5,189	207,711
Pennon Group PLC	88,616	889,196
Severn Trent PLC	50,020	1,314,989
Tate & Lyle PLC	45,332	410,149
United Utilities Group PLC	143,675	1,570,190
Total United Kingdom		6,190,291

United States - 31.7%
Alcoa Corp.*	4,954	147,035
Allegheny Technologies, Inc.*(b)	3,345	91,620
American Water Works Co., Inc.	38,381	3,671,910
Anadarko Petroleum Corp.	5,360	253,689
Andersons, Inc. (The)	2,757	96,633
Aqua America, Inc.(b)	38,165	1,337,683
Arch Coal, Inc., Class A(b)	3,881	342,033
Archer-Daniels-Midland Co.	54,136	2,430,706

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Global Resources ETF (continued)

January 31, 2019 (unaudited)

	Shares	Value
Common Stocks (continued)
United States (continued)
Bunge Ltd.	13,598	$748,842
Century Aluminum Co.*(b)	2,318	21,326
CF Industries Holdings, Inc.	22,501	982,169
Chevron Corp.	20,286	2,325,790
Cleveland-Cliffs, Inc.(b)	8,082	86,558
Cloud Peak Energy, Inc.*(b)	14,870	5,548
Coeur Mining, Inc.*(b)	16,772	86,376
Conagra Brands, Inc.	38,632	835,996
Concho Resources, Inc.*	1,517	181,797
ConocoPhillips	12,348	835,836
CONSOL Energy, Inc.*	5,166	183,548
Continental Resources, Inc.*	3,948	182,279
Devon Energy Corp.	5,476	145,935
Domtar Corp.	29,451	1,381,252
EOG Resources, Inc.	6,063	601,450
Exxon Mobil Corp.	44,720	3,277,082
Ferroglobe PLC	4,427	10,138
Flowserve Corp.	27,884	1,228,011
FMC Corp.	13,083	1,044,023
Freeport-McMoRan, Inc.	38,292	445,719
Fresh Del Monte Produce, Inc.	4,748	151,841
General Mills, Inc.	54,977	2,443,178
Hain Celestial Group, Inc. (The)*(b)	9,967	182,695
Halliburton Co.	9,064	284,247
Hecla Mining Co.	35,917	96,976
Hormel Foods Corp.(b)	88,134	3,729,831
IDEX Corp.	16,393	2,259,939
Ingredion, Inc.	7,017	694,683
JM Smucker Co. (The)	10,859	1,138,892
Kellogg Co.	33,382	1,969,872
Kinder Morgan, Inc.	23,535	425,984
Lamb Weston Holdings, Inc.	14,248	1,030,130
Louisiana-Pacific Corp.	70,689	1,723,398
Marathon Petroleum Corp.	5,027	333,089
McEwen Mining, Inc.	30,491	55,189
Neenah, Inc.(b)	8,187	570,388
Newmont Mining Corp.	47,747	1,628,650
Occidental Petroleum Corp.	8,153	544,457
ONEOK, Inc.	4,404	282,781
Pentair PLC	25,602	1,054,546
Phillips 66	4,955	472,757
Pilgrim's Pride Corp.*	41,874	848,367
Pioneer Natural Resources Co.	1,784	253,899
Post Holdings, Inc.*(b)	6,675	619,574
Rexnord Corp.*	22,256	581,994
Royal Gold, Inc.(b)	5,911	516,444
Sanderson Farms, Inc.	3,822	470,488
Schlumberger Ltd.	14,400	636,624
Seaboard Corp.	193	745,785
SunCoke Energy, Inc.*	12,042	135,352
Tahoe Resources, Inc.*	29,116	110,407
Tyson Foods, Inc., Class A	47,946	2,968,816
Valero Energy Corp.	4,553	399,844
Warrior Met Coal, Inc.(b)	9,949	285,835
Watts Water Technologies, Inc., Class A	5,881	440,310
Williams Cos., Inc. (The)	8,810	237,253
Xylem, Inc.	38,410	2,737,097
Total United States		56,042,596

Zambia - 0.1%
First Quantum Minerals Ltd.	18,290	211,826

	Shares	Value
Common Stocks (continued)
Total Common Stocks
(Cost $160,336,474)		$162,797,760

Short-Term Investment — 7.8%

Money Market Fund — 7.8%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 2.28%(c)
(Cost $13,835,290)	13,835,290	13,835,290

Investment of Cash Collateral For Securities Loaned — 0.7%

Money Market Fund — 0.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.36%(c)
(Cost $1,244,161)	1,244,161	1,244,161

Total Investments — 100.5%
(Cost $175,415,925)		177,877,211
Other Assets and Liabilities, Net — (0.5)%		(986,598)
Net Assets — 100.0%		$176,890,613

		% of
Industry	Value	Net Assets
Timber	$29,223,874	16 .5%
Energy	27,394,613	15 .5
Water	23,130,410	13 .1
Grains Food Fiber	22,437,220	12 .7
Coal	20,810,027	11 .8
Money Market Fund	15,079,451	8 .5
Precious Metals	14,927,662	8 .4
Industrial Metals	12,441,573	7 .0
Livestock	11,817,482	6 .7
Crop Production and Farming	436,360	0 .2
Livestock Operations	178,539	0 .1
Total Investments	$177,877,211	100 .5%
Other Assets and Liabilities, Net	(986,598)	(0.5)
Total Net Assets	$176,890,613	100 .0%

‡	May be sold to institutional investors only under Rule 144A or securities offered pursuant to section 4 (a) (2) of the Securities Act of 1933, as amended.
*	Non-income producing securities.
(a)	Less than 0.05%.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Global Resources ETF (continued)

January 31, 2019 (unaudited)

(b)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $8,186,872; total market value of collateral held by the Fund was $8,309,417. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $7,065,256.
(c)	Reflects the 1-day yield at January 31, 2019.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Global Resources ETF (continued)

January 31, 2019 (unaudited)

Total Return Swap contracts outstanding at January 31, 2019:

		Annual Financing		Payment	Notional	Value/
		Rate		Frequency	Amount	Unrealized
		Received	Expiration	Received/	Long	Appreciation/
Total Return Benchmark	Counterparty	(Paid) %	Date	(Paid)	(Short)	(Depreciation)(d)
iShares MSCI EAFE ETF	Morgan Stanley	2.00	5/04/2020	Monthly	$(17,554,412)	$–
SPDR S&P 500 ETF Trust	Morgan Stanley	2.00	5/04/2020	Monthly	(17,780,289)	–
						$–

Cash posted has been segregated as collateral for swaps in the amount of $2,100,028 at January 31, 2019.

The Fund either receives from, or pays to, the counterparty, the total return of the benchmark and the agreed-upon financing rate.

_______________

(d) Reflects the value at reset date of January 31, 2019.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2019. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(e)
Common Stocks
Argentina	$90,373	$–	$–	$90,373
Australia	10,985,605	–	–	10,985,605
Brazil	241,989	–	–	241,989
Canada	16,154,421	–	–	16,154,421
Chile	389,239	–	–	389,239
China	22,835,619	–	–	22,835,619
Denmark	323,843	–	–	323,843
Egypt	157,012	–	–	157,012
Finland	14,582,603	–	–	14,582,603
France	5,987,602	–	–	5,987,602
Germany	1,264,793	–	–	1,264,793
Hong Kong	727,942	–	–	727,942
Ireland	175,613	–	–	175,613
Italy	846,674	–	–	846,674
Ivory Coast	157,409	–	–	157,409
Japan	6,837,570	–	–	6,837,570
Kazakhstan	95,013	–	–	95,013
Mexico	854,202	–	–	854,202
Netherlands	2,969,626	–	–	2,969,626
Norway	2,186,351	–	–	2,186,351
Peru	810,778	–	–	810,778
Portugal	1,738,294	–	–	1,738,294
Russia	686,805	–	–	686,805
Singapore	2,412,647	–	–	2,412,647
South Africa	969,770	–	–	969,770
Spain	913,277	–	–	913,277
Sweden	2,899,093	–	–	2,899,093

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Global Resources ETF (continued)

January 31, 2019 (unaudited)

Description	Level 1	Level 2	Level 3	Total
Switzerland	$1,910,988	$–	$–	$1,910,988
Tanzania	93,857	–	–	93,857
Ukraine	54,039	–	–	54,039
United Kingdom	6,190,291	–	–	6,190,291
United States	56,042,596	–	–	56,042,596
Zambia	211,826	–	–	211,826
Total Common Stocks	162,797,760	–	–	162,797,760
Short-Term Investment:
Money Market Fund	13,835,290	–	–	13,835,290
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	1,244,161	–	–	1,244,161
Total Investments in Securities	$177,877,211	$–	$–	$177,877,211
Other Financial Instruments:(f)
Swap Contracts	–	–	–	–
Total Investments in Securities and Other Financial Instruments	$177,877,211	$–	$–	$177,877,211
Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(f)
Swap Contracts	$–	$–	$–	$–
	$–	$–	$–	$–

(e)	For a complete listing of investments and their countries, see the Schedules of Investments.
(f)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended January 31, 2019, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 1)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of April 30, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2019
Common Stock:
Sakari Resources Ltd.	$214,241	$–	$(244,347)	$139,499	$–	$(109,393)	$–	$–	$–

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Merger Arbitrage ETF

January 31, 2019 (unaudited)

	Shares	Value
Common Stocks — 78.1%

Communication Services — 2.9%
Tribune Media Co., Class A	545,308	$25,035,090

Consumer Discretionary — 3.9%
Clarion Co., Ltd.(a)	567,799	13,022,386
Nutrisystem, Inc.(a)	468,265	20,327,384
Total Consumer Discretionary		33,349,770

Consumer Staples — 2.2%
Ci:z Holdings Co., Ltd.(a)	349,112	18,862,249

Energy — 11.7%
Faroe Petroleum PLC*	1,575,798	3,308,322
MEG Energy Corp.*	540,920	2,236,500
Newfield Exploration Co.*(a)	2,411,830	44,088,252
Penn Virginia Corp.*(a)	58,534	3,070,694
Resolute Energy Corp.*(a)	361,695	11,838,277
Rowan Cos. PLC, Class A*	844,763	10,297,661
Showa Shell Sekiyu K.K.	571,540	8,507,717
TransMontaigne Partners LP	163,529	6,683,430
Western Gas Partners LP	199,649	9,655,026
Total Energy		99,685,879

Financials — 3.3%
Investment Technology Group, Inc.	289,444	8,758,575
Jardine Lloyd Thompson Group PLC	236,877	5,920,398
National Commerce Corp.*	71,258	2,901,270
Navigators Group, Inc. (The)(a)	103,277	7,208,735
Stewart Information Services Corp.	82,691	3,675,615
Total Financials		28,464,593

Health Care — 7.5%
athenahealth, Inc.*	284,908	38,388,504
BTG PLC*	1,248,374	13,662,887
Civitas Solutions, Inc.*	206,328	3,658,195
Karo Pharma AB(a)	622,673	2,656,628
Pacific Biosciences of California, Inc.*	789,004	5,459,908
Total Health Care		63,826,122

Industrials — 15.3%
Ceva Logistics AG*(a)	348,734	10,580,479
Dun & Bradstreet Corp. (The)	234,822	33,988,136
Esterline Technologies Corp.*	190,356	23,166,325
L3 Technologies, Inc.	304,991	60,046,628
Nexeo Solutions, Inc.*(a)	278,637	2,619,188
Total Industrials		130,400,756

Information Technology — 29.5%
ARRIS International PLC*	1,331,839	41,806,426
Electro Scientific Industries, Inc.*(a)	209,861	6,295,830
Finisar Corp.*(a)	1,372,797	31,272,316
Integrated Device Technology, Inc.*(a)	765,856	37,412,066
MINDBODY, Inc., Class A*(a)	1,136,931	41,452,504
Red Hat, Inc.*	442,238	78,647,606
Travelport Worldwide Ltd.(a)	998,140	15,630,872
Total Information Technology		252,517,620

Materials — 1.3%
Bemis Co., Inc.(a)	180,287	8,805,217

	Shares	Value
Common Stocks (continued)
Materials (continued)
Nevsun Resources Ltd.*	597,628	$2,725,799

Total Materials		11,531,016

Real Estate — 0.5%
InfraREIT, Inc.	185,086	3,905,315

Total Common Stocks
(Cost $660,234,017)		667,578,410

Rights - 0.0%(b)
Materials — 0.0%(b)
A. Schulman, Inc., Contingent Value Right (CVR)*(c)(d)
(Cost $305,134)	152,567	291,403
Investment Company — 4.0%

U.S. Short Term Treasury Bond Funds — 4.0%

iShares Short Treasury Bond ETF
(Cost $33,729,119)	304,998	33,723,629

Short-Term Investment — 12.8%

Money Market Fund — 12.8%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 2.28%(e)
(Cost $109,464,123)	109,464,123	109,464,123

Investment of Cash Collateral For Securities Loaned — 3.1%

Money Market Fund — 3.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.36%(e)
(Cost $26,325,618)	26,325,618	26,325,618

Total Investments — 98.0%
(Cost $830,058,011)		837,383,183
Other Assets and Liabilities, Net — 2.0%		17,208,465
Net Assets — 100.0%		$854,591,648

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $122,227,279; total market value of collateral held by the Fund was $125,287,103. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $98,961,485.
(b)	Less than 0.05%.
(c)	Security has been deemed illiquid because it may not be able to be resold within seven days at approximately the price shown. At January 31, 2019, the value of this security was $291,403.
(d)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The security is fair valued using significant unobservable inputs.
(e)	Reflects the 1-day yield at January 31, 2019.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Merger Arbitrage ETF (continued)

January 31, 2019 (unaudited)

Total Return Swap contracts outstanding at January 31, 2019:

		Annual Financing		Payment	Notional	Value/
		Rate		Frequency	Amount	Unrealized
		Received	Expiration	Received/	Long	Appreciation/
Total Return Benchmark	Counterparty	(Paid) %	Date	(Paid)	(Short)	Depreciation)(f)
Consumer Discretionary Select Sector SPDR Fund	Morgan Stanley	2.00	1/10/2020	Monthly	$(3,994,184)	$–
Energy Select Sector SPDR Fund	Morgan Stanley	2.00	1/10/2020	Monthly	(68,443,913)	–
Financial Select Sector SPDR Fund	Morgan Stanley	2.00	1/10/2020	Monthly	(4,668,707)	–
Industrial Select Sector SPDR Fund	Morgan Stanley	2.00	1/10/2020	Monthly	(59,058,887)	–
iShares MSCI Japan ETF	Morgan Stanley	1.97	1/10/2020	Monthly	(8,545,192)	–
iShares MSCI Pacific ex Japan ETF	Morgan Stanley	(0.04)	1/10/2020	Monthly	(8,931,587)	–
Materials Select Sector SPDR Fund	Morgan Stanley	2.00	1/10/2020	Monthly	(1,814,754)	–
Technology Select Sector SPDR Fund	Morgan Stanley	2.00	1/10/2020	Monthly	(12,061,237)	–
						$–

At January 31, 2019 there was no collateral held or posted.

The Fund either receives fees from, or pays to, the counterparty, the total return of the benchmark and the agreed-upon financing rate.

_______________

(f) Reflects the value at reset date of January 31, 2019.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2019. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(g)
Common Stocks	$667,578,410	$–	$–	$667,578,410
Investment Company	33,723,629	–	–	33,723,629
Rights	–	–	291,403 (h)	291,403
Short-Term Investment:
Money Market Fund	109,464,123	–	–	109,464,123
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	26,325,618	–	–	26,325,618
Total Investments in Securities	837,091,780	–	291,403	837,383,183
Other Financial Instruments:(i)
Swap Contracts	–	–	–	–
Total Investments in Securities and Other Financial Instruments	$837,091,780	$–	$291,403	$837,383,183
Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(i)
Swap Contracts	$–	$–	$–	$–

(g)	For a complete listing of investments and their industries, see the Schedules of Investments.
(h)	The Level 3 security, valued at $291,403, has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.
(i)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended January 31, 2019, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 1)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Merger Arbitrage ETF (continued)

January 31, 2019 (unaudited)

Investments in Securities	Balance as of April 30, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2019
Common Stock:
Sakari Resources Ltd.	$379	$–	$(449)	$263	$–	$(193)	$–	$–	$–
Rights:
A. Schulman, Inc. (j)	–	–	–	(13,731)	305,134	–	–	–	291,403
Dyax Corp. CVR	25,920	–	93,404	(25,920)	–	(93,404)	–	–	–
Total	$26,299	$–	$92,955	$(39,388)	$305,134	$(93,597)	$–	$–	$291,403

(j)	Security has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

Information about Level 3 fair value measurements as of January 31, 2019.

Security Type	Fair Value	Valuation Technique	Unobservable Inputs
Right	$ 291,403	Issuer Specific Facts	Contingent Payment Terms

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Real Return ETF

January 31, 2019 (unaudited)

	Shares	Value
Investment Companies — 100.0%

Emerging Equity Funds — 2.7%
iShares MSCI Emerging Markets ETF	12,299	$530,087
Vanguard FTSE Emerging Markets ETF	23,720	991,021

Total Emerging Equity Funds		1,521,108

Oil Fund — 2.4%
Invesco DB Oil Fund	135,057	1,339,765

U.S. Large Cap Core Funds — 10.3%
iShares Core S&P 500 ETF	8,272	2,246,262
SPDR S&P 500 ETF Trust	13,553	3,658,361

Total U.S. Large Cap Core Funds		5,904,623

U.S. Short Term Investment Grade Fund — 24.8%
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	140,149	14,211,109

U.S. Short Term Treasury Bond Funds — 52.7%
Goldman Sachs Access Treasury 0-1 Year ETF	29,433	2,950,952
Invesco Treasury Collateral ETF	5,082	536,174
iShares Short Treasury Bond ETF	128,266	14,182,372
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF(a)	136,359	12,493,212

Total U.S. Short Term Treasury Bond Funds		30,162,710

U.S. Small Cap Core Fund — 7.1%
iShares Russell 2000 ETF(a)	27,385	4,082,008

Total Investment Companies
(Cost $57,274,944)		57,221,323

Short-Term Investment — 0.0%(b)

Money Market Fund — 0.0%(b)
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 2.28%(c)
(Cost $27,832)	27,832	27,832

Investment of Cash Collateral For Securities Loaned — 10.8%

Money Market Fund — 10.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.36%(c)
(Cost $6,177,398)	6,177,398	6,177,398

Total Investments — 110.8%
(Cost $63,480,174)		63,426,553
Other Assets and Liabilities, Net — (10.8)%		(6,183,151)
Net Assets — 100.0%		$57,243,402

(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $6,084,678; total market value of collateral held by the Fund was $6,179,511. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $2,113.
(b)	Less than 0.05%.
(c)	Reflects the 1-day yield at January 31, 2019.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Real Return ETF (continued)

January 31, 2019 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2019. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(a)
Investment Companies	$57,221,323	$–	$–	$57,221,323
Short-Term Investment:
Money Market Fund	27,832	–	–	27,832
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	6,177,398	–	–	6,177,398
Total Investments in Securities	$63,426,553	$–	$–	$63,426,553

(a)	For a complete listing of investments and their industries, see the Schedules of Investments.

For the period ended January 31, 2019, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Global Agribusiness Small Cap ETF

January 31, 2019 (unaudited)

	Shares	Value
Common Stocks - 100.0%

Argentina - 2.0%
Adecoagro SA*	26,050	$198,501

Australia - 15.6%
Australian Agricultural Co., Ltd.*(a)	70,206	54,774
Bega Cheese Ltd.(a)	43,059	159,180
Costa Group Holdings Ltd.	66,729	269,065
Elders Ltd.	26,379	120,406
GrainCorp Ltd., Class A	47,855	331,488
Inghams Group Ltd.(a)	56,738	190,304
Nufarm Ltd.	65,346	297,318
Select Harvests Ltd.	20,910	91,632

Total Australia		1,514,167

Canada - 4.4%
Maple Leaf Foods, Inc.	16,931	377,218
Village Farms International, Inc.*	8,351	46,610

Total Canada		423,828

China - 3.7%
Ausnutria Dairy Corp., Ltd.(a)	79,501	91,186
China BlueChemical Ltd., Class H	399,261	129,751
China Huishan Dairy Holdings Co., Ltd.*(b)(c)	938,079	–
Leyou Technologies Holdings Ltd.*	334,877	93,037
Sinofert Holdings Ltd.*(a)	395,650	46,388

Total China		360,362

Indonesia - 4.5%
PT Astra Agro Lestari Tbk	88,150	88,324
PT Japfa Comfeed Indonesia Tbk	949,525	199,113
PT Malindo Feedmill Tbk	215,661	27,165
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	621,520	65,388
PT Sawit Sumbermas Sarana Tbk	672,024	56,994

Total Indonesia		436,984

Japan - 32.6%
Feed One Co. Ltd.	28,996	46,093
Fuji Oil Holdings, Inc.	11,707	369,508
Itoham Yonekyu Holdings, Inc.	33,435	212,291
Kumiai Chemical Industry Co., Ltd.	24,778	153,681
Megmilk Snow Brand Co., Ltd.	11,126	293,919
Morinaga Milk Industry Co., Ltd.	9,324	269,876
NH Foods Ltd.	23,535	929,895
Nichirei Corp.	27,385	738,789
Nihon Nohyaku Co., Ltd.	8,292	37,487
Prima Meat Packers Ltd.(a)	6,396	120,891

Total Japan		3,172,430

Singapore - 5.0%
Golden Agri-Resources Ltd.	1,425,080	270,253
Japfa Ltd.	79,747	49,225
Olam International Ltd.	123,325	169,673

Total Singapore		489,151

Spain - 2.6%
Ebro Foods SA	12,205	251,943

Thailand - 2.2%
GFPT PCL	218,142	101,242
Thai Vegetable Oil PCL	120,425	111,781

Total Thailand		213,023

	Shares	Value
Common Stocks (continued)

United Kingdom - 2.3%
Dairy Crest Group PLC(a)	34,809	$221,347

United States - 25.1%
AGCO Corp.	14,541	933,532
Cal-Maine Foods, Inc.	6,597	278,262
CVR Partners LP*(a)	16,689	60,080
Platform Specialty Products Corp.*	49,039	551,198
Sanderson Farms, Inc.	4,509	555,058
Titan International, Inc.	11,187	62,871

Total United States		2,441,001

Total Common Stocks
(Cost $9,681,317)		9,722,737

Short-Term Investment — 0.0%(d)

Money Market Fund — 0.0%(d)
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 2.28%(e)
(Cost $4,061)	4,061	4,061

Investment of Cash Collateral For Securities Loaned — 2.8%

Money Market Fund — 2.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.36%(e)
(Cost $275,172)	275,172	275,172

Total Investments — 102.8%
(Cost $9,960,550)		10,001,970
Other Assets and Liabilities, Net — (2.8)%		(276,858)
Net Assets — 100.0%		$9,725,112

		% of
Industry	Value	Net Assets
Crop Production and Farming	$4,530,838	46 .6%
Livestock Operations	2,086,852	21.5
Agricultural Chemicals	1,275,904	13.1
Agricultural Machinery	996,403	10.2
Agricultural Supplies and Logistics	832,740	8.6
Money Market Fund	279,233	2.8
Total Investments	$10,001,970	102.8%
Other Assets and Liabilities, Net	(276,858)	(2.8)
Total Net Assets	$9,725,112	100.0%

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Global Agribusiness Small Cap ETF (continued)

January 31, 2019 (unaudited)

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $835,192; total market value of collateral held by the Fund was $884,915. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $609,743.
(b)	Security has been deemed illiquid because it may not be able to be resold within seven days at approximately the price shown. At January 31, 2019, the value of this security was $–.
(c)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The security is fair valued using significant unobservable inputs.
(d)	Less than 0.05%.
(e)	Reflects the 1-day yield at January 31, 2019.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2019. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Investments in Securities:(f)
Common Stocks
Argentina	$198,501	$–	$–		$198,501
Australia	1,514,167	–	–		1,514,167
Canada	423,828	–	–		423,828
China	360,362	–	–	(g)	360,362
Indonesia	436,984	–	–		436,984
Japan	3,172,430	–	–		3,172,430
Singapore	489,151	–	–		489,151
Spain	251,943	–	–		251,943
Thailand	213,023	–	–		213,023
United Kingdom	221,347	–	–		221,347
United States	2,441,001	–	–		2,441,001
Total Common Stocks	9,722,737	–	–		9,722,737
Short-Term Investment:
Money Market Fund	4,061	–	–		4,061
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	275,172	–	–		275,172
Total Investments in Securities	$10,001,970	$–	$–		$10,001,970

(f)	For a complete listing of investments and their countries, see the Schedules of Investments.
(g)	The Level 3 security, valued at $–, has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

For the period ended January 31, 2019, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 1)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of April 30, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2019
Common Stocks
China Huishan Dairy Holdings Co., Ltd.(h)	$–(i)	$–	$–	$–	$–	$–	$–	$–	$–(i)

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Global Agribusiness Small Cap ETF (continued)

January 31, 2019 (unaudited)

(h)	Security has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.
(i)	Includes a level 3 security valued at $-.

Information about Level 3 fair value measurements as of January 31, 2019.

Security Type	Fair Value	Valuation Technique	Unobservable Inputs
Common Stock	$–	Issuer Specific	Company Announcements

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ U.S. Real Estate Small Cap ETF

January 31, 2019 (unaudited)

	Shares	Value
Common Stocks - 99.7%

Diversified REITs - 18.0%
Alexander & Baldwin, Inc.*(a)	52,207	$1,202,849
American Assets Trust, Inc.	28,027	1,203,480
Empire State Realty Trust, Inc., Class A	133,697	2,066,956
Exantas Capital Corp.(a)	22,646	239,368
Granite Point Mortgage Trust, Inc.(a)	32,371	631,882
Industrial Logistics Properties Trust	40,716	874,987
Investors Real Estate Trust(a)	9,106	536,070
Kennedy-Wilson Holdings, Inc.(a)	93,333	1,865,727
Monmouth Real Estate Investment Corp.	66,868	918,766
New Senior Investment Group, Inc.	61,894	335,466
Preferred Apartment Communities, Inc., Class A(a)	31,347	498,417
Redwood Trust, Inc.	63,039	1,016,819
Washington Real Estate Investment Trust	61,182	1,550,964
Winthrop Realty Trust*(a)(b)(c)	29,107	34,474
		–
Total Diversified REITs		12,976,225

Hotel REITs - 12.5%
Ashford Hospitality Trust, Inc.	74,543	368,988
Braemar Hotels & Resorts, Inc.	23,604	262,477
Chatham Lodging Trust	35,140	710,179
Chesapeake Lodging Trust(a)	45,626	1,299,428
DiamondRock Hospitality Co.(a)	158,813	1,613,540
Hersha Hospitality Trust(a)	29,390	544,597
MGM Growth Properties LLC, Class A(a)	54,537	1,690,647
Summit Hotel Properties, Inc.(a)	79,355	886,395
Xenia Hotels & Resorts, Inc.	86,822	1,629,649
		–
Total Hotel REITs		9,005,900

Mortgage REITs - 12.9%
AG Mortgage Investment Trust, Inc.	21,844	393,629
Anworth Mortgage Asset Corp.	74,676	333,802
Apollo Commercial Real Estate Finance, Inc.(a)	102,879	1,872,398
Arbor Realty Trust, Inc.(a)	55,130	659,355
ARMOUR Residential REIT, Inc.	32,175	676,318
Capstead Mortgage Corp.(a)	69,163	509,731
Dynex Capital, Inc.	44,841	269,943
Front Yard Residential Corp.	37,541	406,194
Invesco Mortgage Capital, Inc.	85,873	1,382,555
iStar, Inc.(a)	49,893	478,474
New York Mortgage Trust, Inc.(a)	119,361	749,587
Orchid Island Capital, Inc.	37,884	262,915
PennyMac Mortgage Investment Trust(a)	45,647	923,895
Western Asset Mortgage Capital Corp.(a)	35,963	343,806
		–
Total Mortgage REITs		9,262,602

Office REITs - 17.0%
Brandywine Realty Trust	136,430	2,053,271
City Office REIT, Inc.	28,938	334,523
Easterly Government Properties, Inc.	46,763	839,863
Franklin Street Properties Corp.	79,559	590,328
Global Net Lease, Inc.	58,673	1,137,669
Lexington Realty Trust(a)	163,414	1,570,409
Mack-Cali Realty Corp.(a)	65,176	1,342,626
Office Properties Income Trust	30,793	986,300
Rexford Industrial Realty, Inc.	71,456	2,400,922
Tier REIT, Inc.(a)	41,124	966,414
		–
Total Office REITs		12,222,325

Residential REITs - 1.0%
Independence Realty Trust, Inc.(a)	68,278	713,505

Retail REITs - 18.2%
Acadia Realty Trust	62,579	1,797,895

	Shares	Value
Common Stocks (continued)
Retail REITs (continued)
Agree Realty Corp.(a)	25,692	$1,696,443
CBL & Associates Properties, Inc.(a)	129,712	322,983
Cedar Realty Trust, Inc.	67,795	236,605
Four Corners Property Trust, Inc.	52,078	1,470,683
Kite Realty Group Trust(a)	64,227	1,068,095
Pennsylvania Real Estate Investment Trust(a)	49,522	364,977
Retail Opportunity Investments Corp.	86,169	1,513,989
RPT Realty(a)	59,694	781,394
Seritage Growth Properties, Class A(a)	24,997	1,005,129
Tanger Factory Outlet Centers, Inc.	71,050	1,616,388
Washington Prime Group, Inc.(a)	143,256	813,694
Whitestone REIT	29,097	412,595
		–
Total Retail REITs		13,100,870

Specialized REITs - 20.1%
American Finance Trust, Inc.	61,652	800,860
CareTrust REIT, Inc.	63,790	1,402,104
CatchMark Timber Trust, Inc., Class A(a)	37,456	344,221
InfraREIT, Inc.	30,203	637,283
LTC Properties, Inc.	30,172	1,431,360
National Storage Affiliates Trust	43,540	1,267,014
Physicians Realty Trust	140,192	2,538,877
QTS Realty Trust, Inc., Class A(a)	38,745	1,631,552
Spirit MTA REIT	33,045	258,412
STAG Industrial, Inc.	83,975	2,315,191
Terreno Realty Corp.	44,575	1,798,155
		–
Total Specialized REITs		14,425,029

Total Common Stocks
(Cost $77,172,685)		71,706,456

Short-Term Investment — 0.2%

Money Market Fund — 0.2%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 2.28%(d)
(Cost $144,494)	144,494	144,494

Investment of Cash Collateral For Securities Loaned — 1.8%

Money Market Fund — 1.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.36%(d)
(Cost $1,292,408)	1,292,408	1,292,408

Total Investments — 101.7%
(Cost $78,609,587)		73,143,358
Other Assets and Liabilities, Net — (1.7)%		(1,244,007)
Net Assets — 100.0%		$71,899,351

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $15,184,560; total market value of collateral held by the Fund was $15,440,031. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $14,147,623.
(b)	Security has been deemed illiquid because it may not be able to be resold within seven days at approximately the price shown. At January 31, 2019, the value of this security was $34,474.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ U.S. Real Estate Small Cap ETF ETF (continued)

January 31, 2019 (unaudited)

(c)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The security is fair valued using significant unobservable inputs.
(d)	Reflects the 1-day yield at January 31, 2019.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2019. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Investments in Securities:(e)
Common Stocks
Diversified REITs	$12,941,751	$–	$ 34,474	(f)	$12,976,225
Hotel REITs	9,005,900	–	–		9,005,900
Mortgage REITs	9,262,602	–	–		9,262,602
Office REITs	12,222,325	–	–		12,222,325
Residential REITs	713,505	–	–		713,505
Retail REITs	13,100,870	–	–		13,100,870
Specialized REITs	14,425,029	–	–		14,425,029
Total Common Stocks	71,671,982	–	34,474		71,706,456
Short-Term Investment:
Money Market Fund	144,494	–	–		144,494
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	1,292,408	–	–		1,292,408
Total Investments in Securities	$73,108,884	$–	$34,474		$73,143,358

(e)	For a complete listing of investments and their industries, see the Schedules of Investments.
(f)	The Level 3 security, valued at $34,474, has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

For the period ended January 31, 2019, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 1)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of April 30, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2019
Common Stocks
Winthrop Realty Trust(g)	$164,454	$–	$–	$46,117	$–	$(176,097)	$–	$–	$34,474

(g)	Security has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

Information about Level 3 fair value measurements as of January 31, 2019.

Security Type	Fair Value	Valuation Technique	Unobservable Inputs
Common Stock	$34,474	Issuer Specific Facts	Company Information

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Chaikin U.S. Small Cap ETF

January 31, 2019 (unaudited)

	Shares	Value
Common Stocks — 99.8%

Basic Materials — 6.1%
AdvanSix, Inc.*	59,253	$1,874,765
Clearwater Paper Corp.*(a)	52,705	1,777,212
Commercial Metals Co.	100,722	1,757,599
Hawkins, Inc.	58,629	2,432,517
Koppers Holdings, Inc.*	50,144	1,142,782
Kraton Corp.*	43,201	1,218,268
Nexeo Solutions, Inc.*(a)	192,610	1,810,534
Peabody Energy Corp.	56,459	2,015,586
Stepan Co.	24,777	2,178,642
SunCoke Energy, Inc.*	191,528	2,152,775
Tredegar Corp.	114,808	1,872,518
Trinseo SA	27,832	1,365,160
Veritiv Corp.*	52,574	1,795,402

Total Basic Materials		23,393,760

Consumer Goods — 8.0%
ACCO Brands Corp.	164,219	1,450,054
Avon Products, Inc.*	725,658	1,698,040
Beazer Homes USA, Inc.*(a)	129,206	1,618,951
Fossil Group, Inc.*(a)	162,274	2,752,167
HNI Corp.	57,102	2,219,555
M/I Homes, Inc.*(a)	64,702	1,713,956
MDC Holdings, Inc.	73,807	2,430,464
Meritage Homes Corp.*(a)	45,545	2,053,169
Stoneridge, Inc.*	74,674	1,949,738
Taylor Morrison Home Corp., Class A*	88,522	1,673,066
Tenneco, Inc., Class A	37,558	1,302,511
Tower International, Inc.	74,266	2,160,398
Unifi, Inc.*(a)	56,852	1,216,064
Vista Outdoor, Inc.*(a)	126,283	1,260,304
William Lyon Homes, Class A*	74,973	994,142
Winnebago Industries, Inc.(a)	54,816	1,567,738
Zynga, Inc., Class A*(a)	563,077	2,522,585

Total Consumer Goods		30,582,902

Consumer Services — 14.0%
Asbury Automotive Group, Inc.*(a)	30,530	2,156,945
Avis Budget Group, Inc.*	43,998	1,172,107
Barnes & Noble Education, Inc.*(a)	299,109	1,710,903
Beacon Roofing Supply, Inc.*	38,834	1,410,839
Bloomin' Brands, Inc.	84,876	1,564,265
Brinker International, Inc.	57,086	2,313,125
Caleres, Inc.	61,332	1,830,147
Career Education Corp.*	156,844	2,024,856
Chico's FAS, Inc.(a)	227,974	1,322,249
Citi Trends, Inc.	66,676	1,366,191
Del Frisco's Restaurant Group, Inc.*(a)	135,143	1,070,333
Group 1 Automotive, Inc.(a)	31,544	1,925,130
Hawaiian Holdings, Inc.(a)	53,256	1,705,257
J. Jill, Inc.*(a)	466,260	2,774,247
Liberty Expedia Holdings, Inc., Class A*	52,462	2,150,417
Liberty TripAdvisor Holdings, Inc., Class A*	191,715	3,193,972
Lithia Motors, Inc., Class A(a)	20,503	1,823,742
Marcus Corp. (The)	67,907	3,026,615
New Media Investment Group, Inc.	120,232	1,643,571
Office Depot, Inc.	958,546	2,827,711
Penn National Gaming, Inc.*(a)	78,477	1,902,282
Providence Service Corp. (The)*	29,801	1,911,436
Regis Corp.*(a)	136,208	2,540,279
Rush Enterprises, Inc., Class A	48,499	1,855,087
Sally Beauty Holdings, Inc.*(a)	125,281	2,157,339
SP Plus Corp.*	57,896	1,916,358
SpartanNash Co.	119,747	2,484,750

Total Consumer Services		53,780,153

Financials — 26.7%
American Equity Investment Life Holding Co.	70,189	2,198,319

	Shares	Value
Common Stocks (continued)
Financials (continued)
American National Insurance Co.	17,616	$2,451,971
Ashford Hospitality Trust, Inc.	319,021	1,579,154
Bancorp, Inc. (The)*	190,816	1,618,120
BancorpSouth Bank	64,809	1,891,127
Banner Corp.	37,434	2,041,650
Berkshire Hills Bancorp, Inc.	54,301	1,479,702
BGC Partners, Inc., Class A	238,273	1,474,910
Camden National Corp.	46,306	1,876,319
CenterState Bank Corp.	77,684	1,926,563
Community Trust Bancorp, Inc.	45,598	1,851,735
Customers Bancorp, Inc.*	70,704	1,390,748
Employers Holdings, Inc.	50,945	2,158,540
Evercore, Inc., Class A	23,639	2,114,508
FBL Financial Group, Inc., Class A	29,721	2,087,009
Federated Investors, Inc., Class B	61,702	1,612,273
Fidelity Southern Corp.	89,336	2,721,175
First BanCorp	342,333	3,645,846
First Busey Corp.	69,342	1,716,908
First Defiance Financial Corp.	71,912	2,026,480
First Foundation, Inc.*	111,155	1,615,082
First Interstate BancSystem, Inc., Class A	52,102	2,027,810
FirstCash, Inc.	25,365	2,090,837
Great Southern Bancorp, Inc.	41,259	2,200,755
Great Western Bancorp, Inc.	51,173	1,805,895
Greenlight Capital Re Ltd., Class A*(a)	128,406	1,331,570
Hanmi Financial Corp.	67,025	1,469,858
Health Insurance Innovations, Inc., Class A*(a)	71,316	2,734,255
Heartland Financial USA, Inc.	38,896	1,764,323
Hilltop Holdings, Inc.	87,841	1,617,153
Hope Bancorp, Inc.	113,294	1,621,237
Horace Mann Educators Corp.	48,204	2,007,697
Houlihan Lokey, Inc.	46,211	2,044,375
Kemper Corp.	36,160	2,718,509
Maiden Holdings Ltd.	317,052	408,997
Meta Financial Group, Inc.(a)	56,621	1,333,425
MidWestOne Financial Group, Inc.	61,901	1,715,277
National General Holdings Corp.	84,781	2,047,461
Opus Bank	73,601	1,538,261
Peapack Gladstone Financial Corp.	61,721	1,647,333
PennyMac Financial Services, Inc.(a)	92,697	1,916,974
Peoples Bancorp, Inc.	58,138	1,860,416
Piper Jaffray Cos.	24,818	1,713,186
QCR Holdings, Inc.	45,956	1,574,453
Renasant Corp.	48,427	1,720,127
RMR Group, Inc. (The), Class A	29,468	1,945,183
Selective Insurance Group, Inc.	33,953	2,068,417
TCF Financial Corp.	90,345	2,002,045
Towne Bank/Portsmouth VA	72,056	1,870,574
TriState Capital Holdings, Inc.*(a)	88,641	1,804,731
United Fire Group, Inc.	45,292	2,355,184
United Insurance Holdings Corp.(a)	107,679	1,757,321
Universal Insurance Holdings, Inc.(a)	64,796	2,444,105
Walker & Dunlop, Inc.(a)	34,678	1,666,971

Total Financials		102,302,854

Health Care — 3.5%
Aceto Corp.	271,162	328,106
BioTime, Inc.*(a)	766,118	1,080,226
Enanta Pharmaceuticals, Inc.*(a)	25,476	2,023,559
HealthStream, Inc.	82,994	2,088,129
Lantheus Holdings, Inc.*	129,617	2,180,158
Magellan Health, Inc.*	19,242	1,253,809
Syneos Health, Inc.*(a)	58,053	2,963,025
Triple-S Management Corp., Class B*	78,840	1,589,414

Total Health Care		13,506,426

See Notes to Schedules of Investments.

Schedules of Investments - IQ Chaikin U.S. Small Cap ETF (continued)

January 31, 2019 (unaudited)

	Shares	Value
Common Stocks (continued)

Industrials — 28.4%
AAR Corp.	46,720	$1,760,410
ABM Industries, Inc.	61,562	2,104,805
Anixter International, Inc.*	27,207	1,651,737
ArcBest Corp.	64,308	2,419,267
Argan, Inc.	47,984	2,025,885
ASGN, Inc.*	25,175	1,585,773
Atkore International Group, Inc.*	103,819	2,407,563
Atlas Air Worldwide Holdings, Inc.*(a)	34,086	1,814,057
Barrett Business Services, Inc.	24,871	1,558,168
Benchmark Electronics, Inc.	69,040	1,754,997
Blue Bird Corp.*(a)	86,951	1,727,716
Builders FirstSource, Inc.*	103,874	1,373,214
CBIZ, Inc.*	112,919	2,213,212
Covenant Transportation Group, Inc., Class A*	69,089	1,629,119
CRA International, Inc.	39,412	1,645,057
Donnelley Financial Solutions, Inc.*(a)	120,025	1,757,166
Ducommun, Inc.*	67,837	2,670,743
Encore Wire Corp.	36,346	1,959,049
Forward Air Corp.	38,982	2,281,616
Foundation Building Materials, Inc.*(a)	138,226	1,263,386
FTI Consulting, Inc.*	42,576	2,908,792
Global Brass & Copper Holdings, Inc.	61,605	1,862,935
GMS, Inc.*	67,433	1,276,507
GP Strategies Corp.*	90,985	1,368,414
Griffon Corp.(a)	112,919	1,796,541
Heidrick & Struggles International, Inc.	65,946	2,179,515
Heritage-Crystal Clean, Inc.*	87,516	2,240,410
Hub Group, Inc., Class A*	49,247	2,191,984
Hyster-Yale Materials Handling, Inc.	29,477	2,051,304
ICF International, Inc.	35,264	2,324,603
Integer Holdings Corp.*	36,447	2,951,843
Kelly Services, Inc., Class A	70,970	1,589,728
Kforce, Inc.	76,192	2,499,860
Korn Ferry	39,943	1,821,401
LSC Communications, Inc.	118,095	936,493
Lydall, Inc.*	42,709	1,132,643
ManTech International Corp., Class A	37,147	2,093,976
Mueller Industries, Inc.	78,777	2,041,112
NCI Building Systems, Inc.*	116,434	950,101
Patrick Industries, Inc.*(a)	33,321	1,329,508
Primoris Services Corp.	82,501	1,645,895
Quad/Graphics, Inc.(a)	81,298	1,098,336
Quanex Building Products Corp.	118,436	1,853,523
Resources Connection, Inc.	127,219	2,125,830
REV Group, Inc.	99,270	824,934
Saia, Inc.*	27,420	1,644,377
Spartan Motors, Inc.	119,820	1,008,884
SPX Corp.*	63,446	1,887,519
SPX FLOW, Inc.*	41,898	1,372,997
Sykes Enterprises, Inc.*	71,213	1,963,342
TrueBlue, Inc.*	79,576	1,940,859
TTM Technologies, Inc.*(a)	134,787	1,547,355
Universal Forest Products, Inc.	63,507	1,957,286
US Concrete, Inc.*	34,116	1,214,530
Viad Corp.	39,286	2,070,372
VSE Corp.	39,852	1,300,371
Wabash National Corp.	99,034	1,380,534
Wesco Aircraft Holdings, Inc.*	201,061	1,757,273
WESCO International, Inc.*	33,209	1,740,152
World Fuel Services Corp.	83,942	2,089,316
YRC Worldwide, Inc.*(a)	233,392	1,456,366

Total Industrials		109,030,661

Oil & Gas — 2.8%
C&J Energy Services, Inc.*(a)	79,820	1,282,707
Exterran Corp.*	77,181	1,339,862
PBF Energy, Inc., Class A	60,792	2,226,203
Renewable Energy Group, Inc.*	161,005	4,653,045

	Shares	Value
Common Stocks (continued)
Oil & Gas (continued)
TETRA Technologies, Inc.*	549,560	$1,170,563

Total Oil & Gas		10,672,380

Technology — 9.0%
Advanced Energy Industries, Inc.*(a)	32,245	1,653,846
Alpha & Omega Semiconductor Ltd.*(a)	133,383	1,588,592
Amkor Technology, Inc.*	203,440	1,627,520
CACI International, Inc., Class A*	13,610	2,275,320
ePlus, Inc.*	26,521	2,100,994
FormFactor, Inc.*	150,981	2,267,735
Insight Enterprises, Inc.*	59,001	2,709,326
MicroStrategy, Inc., Class A*	15,981	2,027,829
MobileIron, Inc.*(a)	416,332	2,019,210
OneSpan, Inc.*(a)	159,138	2,321,823
Perficient, Inc.*	89,920	2,293,859
Presidio, Inc.	131,773	2,099,144
ScanSource, Inc.*	57,967	2,220,716
Ultra Clean Holdings, Inc.*(a)	107,064	1,269,779
Unisys Corp.*	191,715	2,507,632
Vectrus, Inc.*	55,342	1,394,065
Verint Systems, Inc.*(a)	48,382	2,340,237

Total Technology		34,717,627

Telecommunications — 0.7%
Telephone & Data Systems, Inc.	73,519	2,662,858

Utilities — 0.6%
SJW Group	39,098	2,343,925

Total Common Stocks
(Cost $429,949,065)		382,993,546

Short-Term Investment — 0.2%

Money Market Fund — 0.2%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 2.28%(b)
(Cost $612,647)	612,647	612,647

Investment of Cash Collateral For Securities Loaned — 1.3%

Money Market Fund — 1.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.36%(b)
(Cost $4,879,717)	4,879,717	4,879,717

Total Investments — 101.3%
(Cost $435,441,429)		388,485,910
Other Assets and Liabilities, Net — (1.3)%		(4,905,164)
Net Assets — 100.0%		$383,580,746

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $49,444,137; total market value of collateral held by the Fund was $50,098,853. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $45,219,136.
(b)	Reflects the 1-day yield at January 31, 2019.

See Notes to Schedules of Investments.

Schedules of Investments - IQ Chaikin U.S. Small Cap ETF (continued)

January 31, 2019 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2019. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(c)
Common Stocks	$382,993,546	$–	$–	$382,993,546
Short-Term Investment:
Money Market Fund	612,647	–	–	612,647
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	4,879,717	–	–	4,879,717
Total Investments in Securities	$388,485,910	$–	$–	$388,485,910

(c)	For a complete listing of investments and their industries, see the Schedules of Investments.

For the period ended January 31, 2019, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Chaikin U.S. Large Cap ETF

January 31, 2019 (unaudited)

	Shares	Value
Common Stocks — 99.8%

Basic Materials — 1.3%
LyondellBasell Industries NV, Class A	45,312	$3,940,785

Consumer Goods — 7.1%
Altria Group, Inc.	76,880	3,794,028
Archer-Daniels-Midland Co.	110,492	4,961,091
Ford Motor Co.	432,367	3,804,830
Molson Coors Brewing Co., Class B	63,602	4,236,529
Stanley Black & Decker, Inc.	31,276	3,954,537

Total Consumer Goods		20,751,015

Consumer Services — 5.0%
AmerisourceBergen Corp.	55,589	4,634,455
Booking Holdings, Inc.*	2,297	4,209,965
Ross Stores, Inc.	61,442	5,660,037

Total Consumer Services		14,504,457

Financials — 40.0%
Aflac, Inc.	109,508	5,223,532
Allstate Corp. (The)	50,541	4,441,038
American International Group, Inc.	88,083	3,807,828
Ameriprise Financial, Inc.	32,382	4,099,561
Bank of America Corp.	159,797	4,549,421
Bank of New York Mellon Corp. (The)	93,019	4,866,754
Berkshire Hathaway, Inc., Class B*	24,015	4,936,043
Capital One Financial Corp.	50,006	4,029,984
Chubb Ltd.	35,004	4,657,282
Citigroup, Inc.	70,986	4,575,758
Citizens Financial Group, Inc.	114,196	3,873,528
Goldman Sachs Group, Inc. (The)	19,023	3,766,744
Hartford Financial Services Group, Inc. (The)	93,008	4,363,935
KeyCorp	245,016	4,035,414
Lincoln National Corp.	65,583	3,835,950
Loews Corp.	96,235	4,609,656
MetLife, Inc.	104,356	4,765,939
Moody's Corp.	29,698	4,707,430
Morgan Stanley	88,832	3,757,594
Northern Trust Corp.	46,466	4,110,382
Principal Financial Group, Inc.	78,660	3,938,506
Progressive Corp. (The)	78,636	5,291,416
Prudential Financial, Inc.	46,327	4,268,570
Regions Financial Corp.	257,805	3,910,902
State Street Corp.	48,045	3,406,390
SunTrust Banks, Inc.	70,340	4,179,603
Wells Fargo & Co.	91,417	4,471,205

Total Financials		116,480,365

Health Care — 12.0%
Anthem, Inc.	21,804	6,606,612
Biogen, Inc.*	17,496	5,839,815
Cigna Corp.	28,562	5,706,973
HCA Healthcare, Inc.	49,376	6,884,496
Laboratory Corp. of America Holdings*	29,675	4,135,211
Pfizer, Inc.	134,923	5,727,481

Total Health Care		34,900,588

Industrials — 14.7%
Accenture PLC, Class A	31,213	4,792,756
Cummins, Inc.	29,560	4,348,572
FedEx Corp.	19,953	3,543,054
Fidelity National Information Services, Inc.	49,729	5,198,172
Fiserv, Inc.*	67,163	5,569,828
General Dynamics Corp.	21,688	3,712,335
Ingersoll-Rand PLC	56,026	5,604,841
Lockheed Martin Corp.	14,119	4,090,133

	Shares	Value
Common Stocks (continued)
Industrials (continued)
Norfolk Southern Corp.	35,258	$5,914,177

Total Industrials		42,773,868

Oil & Gas — 6.3%
Chevron Corp.	41,995	4,814,727
Marathon Petroleum Corp.	65,536	4,342,415
Phillips 66	49,901	4,761,054
Valero Energy Corp.	51,602	4,531,688

Total Oil & Gas		18,449,884

Technology — 9.5%
Applied Materials, Inc.	86,109	3,365,140
Cognizant Technology Solutions Corp., Class A	59,529	4,147,981
DXC Technology Co.	55,051	3,529,870
Hewlett Packard Enterprise Co.	273,144	4,258,315
HP, Inc.	218,500	4,813,555
Lam Research Corp.	23,587	3,999,883
Micron Technology, Inc.*	91,791	3,508,252

Total Technology		27,622,996

Telecommunications — 1.4%
AT&T, Inc.	134,409	4,040,334

Utilities — 2.5%
Exelon Corp.	122,833	5,866,504
PG&E Corp.*	109,015	1,417,195

Total Utilities		7,283,699

Total Common Stocks
(Cost $330,749,900)		290,747,991
Short-Term Investment — 0.1%

Money Market Fund — 0.1%

Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 2.28%(a)
(Cost $428,081)	428,081	428,081

Total Investments — 99.9%
(Cost $331,177,981)		291,176,072
Other Assets and Liabilities, Net — 0.1%		303,727
Net Assets — 100.0%		$291,479,799

*	Non-income producing securities.
(a)	Reflects the 1-day yield at January 31, 2019.

See Notes to Schedules of Investments.

Schedules of Investments - IQ Chaikin U.S. Large Cap ETF (continued)

January 31, 2019 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2019. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(b)
Common Stocks	$290,747,991	$–	$–	$290,747,991
Short-Term Investment:
Money Market Fund	428,081	–	–	428,081
Total Investments in Securities	$291,176,072	$–	$–	$291,176,072

(b)	For a complete listing of investments and their industries, see the Schedules of Investments.

For the period ended January 31, 2019, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF

January 31, 2019 (unaudited)

	Shares	Value
Common Stocks - 99.3%

Australia - 7.4%
AGL Energy Ltd.	19,130	$298,780
Alumina Ltd.	87,301	154,683
Amcor Ltd.	32,989	328,336
AMP Ltd.	80,861	133,249
APA Group	35,598	238,279
Aristocrat Leisure Ltd.	19,558	351,241
ASX Ltd.	8,086	375,628
Atlas Arteria Ltd.	19,769	95,857
Aurizon Holdings Ltd.	61,053	195,874
Australia & New Zealand Banking Group Ltd.	71,171	1,298,915
Bendigo & Adelaide Bank Ltd.	19,586	153,951
BHP Group Ltd.	80,935	2,055,449
BHP Group PLC	51,087	1,135,855
BlueScope Steel Ltd.	14,735	133,763
Boral Ltd.	43,923	158,531
Brambles Ltd.	44,033	341,615
Caltex Australia Ltd.	8,388	164,156
Challenger Ltd.	24,018	126,792
Coca-Cola Amatil Ltd.	23,487	143,855
Coles Group Ltd.*	28,960	264,163
Commonwealth Bank of Australia	44,260	2,256,148
Computershare Ltd.	19,015	246,377
CSL Ltd.	11,372	1,614,597
Dexus	36,744	307,571
Fortescue Metals Group Ltd.	40,747	167,865
Goodman Group	53,125	451,663
GPT Group (The)	63,701	269,396
Incitec Pivot Ltd.	59,608	143,863
Insurance Australia Group Ltd.	71,646	370,386
Macquarie Group Ltd.	8,380	711,725
Medibank Pvt Ltd.	93,980	179,537
Mirvac Group	131,657	230,395
National Australia Bank Ltd.	67,817	1,179,848
Newcrest Mining Ltd.	20,238	360,797
Oil Search Ltd.	41,342	235,429
Orica Ltd.	12,869	160,926
Origin Energy Ltd.*	51,615	269,467
QBE Insurance Group Ltd.	36,927	288,909
Ramsay Health Care Ltd.	4,043	167,208
Rio Tinto Ltd.	9,276	588,771
Rio Tinto PLC	28,137	1,549,912
Santos Ltd.	52,774	248,967
Scentre Group	139,133	402,752
SEEK Ltd.	14,725	182,417
Sonic Healthcare Ltd.	15,248	255,938
South32 Ltd.	136,777	352,050
Stockland	78,657	216,793
Suncorp Group Ltd.	38,659	365,883
Sydney Airport	38,786	185,522
Telstra Corp. Ltd.	103,049	233,680
Transurban Group	71,857	637,641
Treasury Wine Estates Ltd.	22,837	257,267
Vicinity Centres	94,344	179,544
Wesfarmers Ltd.	28,591	671,486
Westpac Banking Corp.	84,408	1,510,957
Woodside Petroleum Ltd.	26,368	659,844
Woolworths Group Ltd.	35,330	756,597

Total Australia		27,017,100

Austria - 0.2%
ams AG*(a)	2,364	63,574
ANDRITZ AG	3,103	153,530

	Shares	Value
Common Stocks (continued)
Austria (continued)
Erste Group Bank AG*	9,300	$324,407
OMV AG	5,599	278,826

Total Austria		820,337

Belgium - 0.9%
Ageas	6,323	294,421
Anheuser-Busch InBev SA/NV	18,971	1,449,984
Groupe Bruxelles Lambert SA	2,694	254,284
KBC Group NV	7,224	491,382
Solvay SA	2,220	242,201
UCB SA	3,631	315,146
Umicore SA	6,792	287,190

Total Belgium		3,334,608

China - 0.3%
AAC Technologies Holdings, Inc.(a)	18,197	112,474
BOC Hong Kong Holdings Ltd.	103,835	398,312
China Mengniu Dairy Co., Ltd.*	79,154	244,623
Want Want China Holdings Ltd.	206,539	166,617

Total China		922,026

Denmark - 1.6%
AP Moller - Maersk A/S, Class A	118	147,525
AP Moller - Maersk A/S, Class B	170	226,304
Carlsberg A/S, Class B	3,035	347,676
Chr Hansen Holding A/S	3,648	346,473
Coloplast A/S, Class B	4,254	389,123
Danske Bank A/S	16,793	310,986
DSV A/S	5,675	452,995
Genmab A/S*	1,622	236,112
GN Store Nord A/S	2,884	124,457
ISS A/S	5,686	161,005
Novo Nordisk A/S, Class B	42,526	1,988,106
Novozymes A/S, Class B	5,960	249,230
Orsted A/S‡	2,600	187,401
Pandora A/S	2,821	122,432
Vestas Wind Systems A/S	5,385	445,240

Total Denmark		5,735,065

Finland - 1.0%
Elisa OYJ	4,220	176,984
Fortum OYJ	11,631	264,517
Kone OYJ, Class B	9,875	480,324
Neste OYJ	3,524	324,055
Nokia OYJ	144,356	912,352
Nokian Renkaat OYJ	4,410	146,848
Sampo OYJ, Class A	12,477	572,240
Stora Enso OYJ, Class R	17,432	233,927
UPM-Kymmene OYJ	14,834	429,957
Wartsila OYJ Abp	14,050	229,331

Total Finland		3,770,535

France - 9.6%
Accor SA	6,347	276,967
Aeroports de Paris	726	139,286
Air Liquide SA	10,923	1,327,934
Airbus SE	14,056	1,616,403
Alstom SA	5,151	207,932
Arkema SA	2,497	237,581
Atos SE	2,747	251,281
AXA SA	47,419	1,101,549
BNP Paribas SA	27,586	1,296,687

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

January 31, 2019 (unaudited)

	Shares	Value
Common Stocks (continued)
France (continued)
Bouygues SA	5,911	$209,717
Bureau Veritas SA	9,428	209,872
Capgemini SE	4,019	444,927
Carrefour SA	15,150	300,480
Cie de Saint-Gobain	13,230	457,244
Cie Generale des Etablissements Michelin	4,996	543,685
Credit Agricole SA	28,740	328,425
Danone SA	14,104	1,027,660
Dassault Systemes SE	3,791	476,540
Edenred	9,087	369,528
Electricite de France SA	9,592	158,821
Engie SA	41,584	667,302
EssilorLuxottica SA	7,529	955,922
Eutelsat Communications SA	6,067	128,789
Getlink SE	14,519	212,913
Hermes International	845	508,456
Iliad SA	816	93,726
Ingenico Group SA	1,905	104,070
Ipsen SA	1,175	148,308
Kering	2,035	1,021,589
Klepierre SA	5,978	205,509
Legrand SA	7,766	461,238
L'Oreal SA	6,039	1,455,877
LVMH Moet Hennessy Louis Vuitton SE	6,334	2,033,208
Orange SA	47,550	740,396
Orpea	1,596	158,776
Pernod Ricard SA	5,192	863,846
Peugeot SA	13,914	351,084
Publicis Groupe SA	5,787	353,928
Renault SA	4,950	351,300
Rexel SA	11,252	128,595
Rubis SCA	2,940	175,591
Safran SA	8,448	1,109,923
Sanofi	27,492	2,391,794
Schneider Electric SE	13,464	959,090
SCOR SE	5,551	233,888
Societe Generale SA	18,734	583,410
Sodexo SA	2,070	216,145
Teleperformance	1,700	293,185
Thales SA	2,950	327,192
TOTAL SA	62,389	3,434,803
Ubisoft Entertainment SA*	2,231	198,397
Unibail-Rodamco-Westfield	3,575	644,691
Valeo SA	6,764	211,652
Veolia Environnement SA	13,150	277,939
Vinci SA	12,181	1,074,558
Vivendi SA	25,747	657,045

Total France		34,716,654

Germany - 7.6%
adidas AG	5,083	1,211,407
Allianz SE	10,807	2,293,098
BASF SE	23,521	1,722,448
Bayer AG	23,959	1,819,953
Bayerische Motoren Werke AG	8,697	733,084
Beiersdorf AG	3,093	309,833
Brenntag AG	4,741	224,402
Commerzbank AG*	28,858	207,321
Continental AG	2,759	435,774
Covestro AG‡	4,017	222,076
Daimler AG	21,447	1,271,319
Delivery Hero SE‡*	3,273	120,930
Deutsche Bank AG	53,663	476,965

	Shares	Value
Common Stocks (continued)
Germany (continued)
Deutsche Boerse AG	4,792	$639,210
Deutsche Lufthansa AG	6,409	162,229
Deutsche Post AG	23,736	701,596
Deutsche Telekom AG	79,213	1,289,771
Deutsche Wohnen SE	10,346	517,479
E.ON SE	55,510	616,567
Fresenius Medical Care AG & Co. KGaA	5,554	410,162
Fresenius SE & Co. KGaA	11,020	572,814
GEA Group AG	5,408	149,054
Hannover Rueck SE	1,786	258,013
HeidelbergCement AG	4,078	282,443
Henkel AG & Co. KGaA	2,312	212,365
HUGO BOSS AG	2,226	159,997
Infineon Technologies AG	31,999	712,865
K+S AG(a)	6,127	119,377
LANXESS AG	3,178	175,109
LEG Immobilien AG	1,587	186,653
Merck KGaA	3,411	358,440
METRO AG	6,097	103,296
MTU Aero Engines AG	1,940	418,943
Muenchener Rueckversicherungs-Gesellschaft AG	3,581	799,204
OSRAM Licht AG	3,194	136,006
ProSiebenSat.1 Media SE	6,959	124,807
RWE AG	15,675	389,223
SAP SE	24,157	2,501,634
Scout24 AG‡	2,853	134,155
Siemens AG	19,232	2,113,649
Symrise AG	4,017	334,636
thyssenkrupp AG*	13,258	235,343
TUI AG	12,067	183,181
United Internet AG	3,625	143,877
Volkswagen AG	756	131,856
Vonovia SE	12,347	620,681
Wirecard AG	3,218	534,304
Zalando SE‡*	4,506	137,791

Total Germany		27,615,340

Hong Kong - 3.3%
AIA Group Ltd.	308,438	2,771,213
ASM Pacific Technology Ltd.	9,527	102,291
Bank of East Asia Ltd. (The)	50,456	169,436
CK Asset Holdings Ltd.	74,126	621,125
CK Hutchison Holdings Ltd.	74,033	744,887
CK Infrastructure Holdings Ltd.	22,390	180,765
CLP Holdings Ltd.	44,325	513,200
Hang Lung Properties Ltd.	69,730	151,960
Hang Seng Bank Ltd.	20,766	475,305
Henderson Land Development Co., Ltd.	38,376	217,392
Hong Kong & China Gas Co., Ltd.	253,162	549,125
Hong Kong Exchanges and Clearing Ltd.	32,553	1,012,264
Hongkong Land Holdings Ltd.	37,240	267,011
Hopewell Holdings Ltd.	43,561	200,687
Hysan Development Co., Ltd.	36,056	187,019
Jardine Matheson Holdings Ltd.	5,691	380,273
Jardine Strategic Holdings Ltd.	5,585	213,794
Link REIT	57,446	629,609
MTR Corp. Ltd.	44,285	247,197
New World Development Co., Ltd.	187,661	294,166
Power Assets Holdings Ltd.	40,217	270,362
Sino Land Co., Ltd.	110,173	197,412
Sun Hung Kai Properties Ltd.	38,584	645,140
Swire Pacific Ltd., Class A	17,798	210,263

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

January 31, 2019 (unaudited)

	Shares	Value
Common Stocks (continued)
Hong Kong (continued)
Techtronic Industries Co., Ltd.	40,281	$233,317
WH Group Ltd.‡	228,830	195,972
Wharf Real Estate Investment Co., Ltd.	35,598	242,713
Wheelock & Co., Ltd.	27,535	176,158

Total Hong Kong		12,100,056

Ireland - 0.5%
Bank of Ireland Group PLC	27,261	163,598
CRH PLC	20,431	588,584
James Hardie Industries PLC	13,665	152,745
Kerry Group PLC, Class A	3,863	395,609
Paddy Power Betfair PLC	2,092	172,408
Smurfit Kappa Group PLC	6,279	181,879

Total Ireland		1,654,823

Israel - 0.5%
Bank Hapoalim BM	58,518	396,052
Bank Leumi Le-Israel BM	79,682	526,133
Bezeq The Israeli Telecommunication Corp. Ltd.	124,972	100,198
Nice Ltd.*	2,808	309,222
Teva Pharmaceutical Industries Ltd.*	24,608	493,210

Total Israel		1,824,815

Italy - 2.0%
Assicurazioni Generali SpA	33,759	592,479
Atlantia SpA	16,191	383,457
Enel SpA	201,250	1,216,047
Eni SpA	66,763	1,134,246
Ferrari NV	3,240	403,746
Intesa Sanpaolo SpA	386,402	884,448
Leonardo SpA	13,968	135,561
Mediobanca Banca di Credito Finanziario SpA	25,802	224,891
Moncler SpA	4,891	184,641
Prysmian SpA	11,164	239,934
Recordati SpA	5,081	184,467
Snam SpA	67,030	320,729
Telecom Italia SpA*	443,400	247,267
Terna Rete Elettrica Nazionale SpA	50,419	310,788
UniCredit SpA	58,087	672,384
Unione di Banche Italiane SpA	38,361	98,555

Total Italy		7,233,640

Japan - 24.5%
Aeon Co., Ltd.	19,325	392,164
AGC, Inc.	6,921	234,346
Air Water, Inc.	8,660	144,267
Aisin Seiki Co., Ltd.	5,398	212,785
Ajinomoto Co., Inc.	15,924	275,228
Alfresa Holdings Corp.	7,513	206,896
Alps Alpine Co., Ltd.	5,866	123,271
Amada Holdings Co., Ltd.	16,636	166,926
Aozora Bank Ltd.	6,664	205,131
Asahi Group Holdings Ltd.	11,080	462,727
Asahi Kasei Corp.	40,554	444,182
Astellas Pharma, Inc.	52,103	770,558
Bandai Namco Holdings, Inc.	7,037	310,047
Bridgestone Corp.	16,727	643,689
Brother Industries Ltd.	9,437	158,859
Canon, Inc.	27,995	801,033
Central Japan Railway Co.	4,790	1,033,879

	Shares	Value
Common Stocks (continued)
Japan (continued)
Chiba Bank Ltd. (The)	23,879	$145,253
Chubu Electric Power Co., Inc.	19,596	309,614
Chugai Pharmaceutical Co., Ltd.	6,822	402,437
Concordia Financial Group Ltd.	38,933	160,268
CyberAgent, Inc.	2,484	79,886
Dai Nippon Printing Co., Ltd.	11,012	254,582
Daifuku Co., Ltd.	2,767	138,312
Dai-ichi Life Holdings, Inc.	30,251	489,081
Daiichi Sankyo Co., Ltd.	16,687	577,597
Daikin Industries Ltd.	7,493	810,026
Daito Trust Construction Co., Ltd.	2,216	308,383
Daiwa House Industry Co., Ltd.	18,123	587,336
Daiwa Securities Group, Inc.	50,608	251,947
Denso Corp.	11,450	524,787
Dentsu, Inc.	6,514	308,851
Disco Corp.	841	124,261
Don Quijote Holdings Co., Ltd.	3,929	228,527
East Japan Railway Co.	9,625	891,482
Eisai Co., Ltd.	7,216	558,224
Electric Power Development Co., Ltd.	5,475	136,686
FamilyMart UNY Holdings Co., Ltd.(a)	1,581	184,787
FANUC Corp.	5,100	860,388
Fast Retailing Co., Ltd.	1,386	634,608
FUJIFILM Holdings Corp.	10,632	455,741
Fujitsu Ltd.	5,555	371,797
Fukuoka Financial Group, Inc.	6,167	136,056
Hamamatsu Photonics K.K.	4,948	176,860
Hankyu Hanshin Holdings, Inc.	7,652	272,809
Hino Motors Ltd.	12,367	123,977
Hirose Electric Co., Ltd.	1,331	142,603
Hisamitsu Pharmaceutical Co., Inc.	1,993	101,637
Hitachi Ltd.	24,863	779,725
Honda Motor Co., Ltd.	45,871	1,369,428
Hoya Corp.	10,827	626,559
Idemitsu Kosan Co., Ltd.	4,299	151,490
IHI Corp.	5,180	163,496
Inpex Corp.	28,635	275,089
Isetan Mitsukoshi Holdings Ltd.	11,382	116,926
Isuzu Motors Ltd.	19,489	289,389
ITOCHU Corp.	38,315	701,133
Japan Exchange Group, Inc.	16,281	285,886
Japan Tobacco, Inc.	31,574	797,836
JFE Holdings, Inc.	15,484	272,389
JGC Corp.	8,930	136,211
JXTG Holdings, Inc.	89,570	488,384
Kajima Corp.	13,672	194,220
Kansai Electric Power Co., Inc. (The)	20,836	316,666
Kansai Paint Co., Ltd.	9,243	162,217
Kao Corp.	12,694	894,867
Kawasaki Heavy Industries Ltd.	5,253	132,013
KDDI Corp.	46,276	1,157,857
Keikyu Corp.	9,595	163,193
Keio Corp.	4,472	256,823
Keisei Electric Railway Co., Ltd.	5,685	180,219
Keyence Corp.	2,429	1,246,751
Kikkoman Corp.	6,168	327,018
Kintetsu Group Holdings Co., Ltd.	5,797	252,750
Kirin Holdings Co., Ltd.	22,830	543,322
Koito Manufacturing Co., Ltd.	4,294	257,648
Komatsu Ltd.	24,534	622,536
Konami Holdings Corp.	2,943	135,481
Konica Minolta, Inc.	16,692	167,641
Kose Corp.	731	107,403
Kubota Corp.	31,297	492,907

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

January 31, 2019 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Kuraray Co., Ltd.	14,789	$227,074
Kurita Water Industries Ltd.	6,537	165,783
Kyocera Corp.	9,141	513,536
Kyowa Hakko Kirin Co., Ltd.	9,616	183,785
Kyushu Electric Power Co., Inc.	14,034	173,571
Lion Corp.	8,040	167,183
LIXIL Group Corp.	9,113	133,643
M3, Inc.	13,298	191,228
Makita Corp.	8,513	301,158
Marubeni Corp.	50,147	390,099
Marui Group Co., Ltd.	8,840	179,188
Mazda Motor Corp.	16,606	182,951
MEIJI Holdings Co., Ltd.	4,137	319,693
MINEBEA MITSUMI, Inc.	11,369	186,158
Miraca Holdings, Inc.	3,565	88,085
MISUMI Group, Inc.	10,540	240,184
Mitsubishi Chemical Holdings Corp.	39,761	340,908
Mitsubishi Corp.	35,333	1,032,751
Mitsubishi Electric Corp.	51,888	651,043
Mitsubishi Estate Co., Ltd.	33,638	594,839
Mitsubishi Heavy Industries Ltd.	8,909	344,064
Mitsubishi Materials Corp.(a)	4,441	126,909
Mitsubishi Motors Corp.	21,766	134,600
Mitsubishi UFJ Financial Group, Inc.	331,405	1,777,157
Mitsui & Co., Ltd.	46,039	749,831
Mitsui Chemicals, Inc.	5,255	131,532
Mitsui Fudosan Co., Ltd.	24,676	597,911
Mitsui OSK Lines Ltd.	5,057	126,018
Mizuho Financial Group, Inc.	621,917	1,025,194
MS&AD Insurance Group Holdings, Inc.	14,398	427,852
Murata Manufacturing Co., Ltd.	4,991	707,169
Nabtesco Corp.	5,903	155,508
NEC Corp.	7,902	265,022
Nexon Co., Ltd.*	10,282	157,022
NGK Spark Plug Co., Ltd.	7,664	164,646
NH Foods Ltd.	4,315	170,491
Nichirei Corp.	3,503	94,503
Nidec Corp.	6,375	763,266
Nihon M&A Center, Inc.	3,962	98,913
Nikon Corp.	13,614	233,176
Nintendo Co., Ltd.	2,732	849,247
Nippon Express Co., Ltd.	2,778	175,619
Nippon Paint Holdings Co., Ltd.(a)	5,124	171,381
Nippon Shinyaku Co., Ltd.	2,388	151,403
Nippon Steel & Sumitomo Metal Corp.	21,674	400,301
Nippon Telegraph & Telephone Corp.	17,408	747,154
Nissan Chemical Corp.	6,405	340,172
Nissan Motor Co., Ltd.	48,530	413,283
Nisshin Seifun Group, Inc.	11,599	233,515
Nissin Foods Holdings Co., Ltd.	3,452	219,180
Nitori Holdings Co., Ltd.	2,357	306,672
Nitto Denko Corp.	4,941	278,763
Nomura Holdings, Inc.	94,050	381,886
Nomura Research Institute Ltd.	4,333	176,776
NSK Ltd.	15,733	153,094
NTT Data Corp.	21,339	254,115
NTT DOCOMO, Inc.	33,586	804,083
Obayashi Corp.	24,075	228,517
Obic Co., Ltd.	2,784	262,975
Odakyu Electric Railway Co., Ltd.	10,658	239,445
Oji Holdings Corp.	34,673	200,398
Olympus Corp.	9,296	381,817
Omron Corp.	6,428	262,837
Ono Pharmaceutical Co., Ltd.	12,530	272,924

	Shares	Value
Common Stocks (continued)
Japan (continued)
Oriental Land Co., Ltd.	5,311	$543,154
ORIX Corp.	36,259	546,400
Osaka Gas Co., Ltd.	11,604	228,924
Otsuka Holdings Co., Ltd.	11,677	477,788
Panasonic Corp.	54,922	535,947
PeptiDream, Inc.*(a)	3,196	136,116
Persol Holdings Co., Ltd.	4,655	82,680
Pigeon Corp.(a)	3,350	130,515
Rakuten, Inc.	21,870	164,583
Recruit Holdings Co., Ltd.	30,071	804,758
Renesas Electronics Corp.*	17,387	99,852
Resona Holdings, Inc.	68,849	347,883
Ricoh Co., Ltd.	23,239	247,273
Rohm Co., Ltd.	3,150	221,134
Ryohin Keikaku Co., Ltd.	823	194,350
Santen Pharmaceutical Co., Ltd.	14,001	192,847
SBI Holdings, Inc.	9,243	196,869
Secom Co., Ltd.	5,963	498,661
Seiko Epson Corp.	9,783	155,334
Sekisui Chemical Co., Ltd.	14,941	232,290
Sekisui House Ltd.(a)	18,140	271,025
Seven & i Holdings Co., Ltd.	20,055	873,295
Sharp Corp.	4,067	43,088
Shimadzu Corp.	9,376	214,951
Shimano, Inc.	2,280	318,861
Shimizu Corp.	20,758	176,432
Shin-Etsu Chemical Co., Ltd.	11,357	957,565
Shionogi & Co., Ltd.	8,469	520,295
Shiseido Co., Ltd.	10,223	608,232
Shizuoka Bank Ltd. (The)	20,370	170,701
Showa Denko K.K.	4,082	136,529
SMC Corp.	1,687	553,859
SoftBank Group Corp.	21,543	1,687,730
Sompo Holdings, Inc.	10,777	404,620
Sony Corp.	31,772	1,596,045
Sotetsu Holdings, Inc.	4,681	140,004
Stanley Electric Co., Ltd.	5,915	171,477
Subaru Corp.	15,718	368,578
Sumitomo Chemical Co., Ltd.	46,880	243,812
Sumitomo Corp.	32,792	506,659
Sumitomo Electric Industries Ltd.	22,819	324,263
Sumitomo Metal Mining Co., Ltd.	7,503	216,203
Sumitomo Mitsui Financial Group, Inc.	34,903	1,297,277
Sumitomo Mitsui Trust Holdings, Inc.	10,645	403,675
Sumitomo Realty & Development Co., Ltd.	12,460	475,479
Suntory Beverage & Food Ltd.	4,408	195,025
Suzuki Motor Corp.	11,418	595,293
Sysmex Corp.	5,270	292,821
T&D Holdings, Inc.	19,146	236,884
Taiheiyo Cement Corp.	5,227	178,668
Taisei Corp.	7,132	334,876
Taisho Pharmaceutical Holdings Co., Ltd.	1,896	191,813
Takeda Pharmaceutical Co., Ltd.	41,039	1,655,060
TDK Corp.	3,710	292,150
Teijin Ltd.	8,706	150,233
Terumo Corp.	8,893	507,284
THK Co., Ltd.	4,468	105,798
Tobu Railway Co., Ltd.	7,685	216,787
Toho Co., Ltd.	5,486	199,871
Tohoku Electric Power Co., Inc.	14,078	190,415
Tokio Marine Holdings, Inc.	18,010	879,069
Tokyo Electric Power Co., Holdings, Inc.*	43,349	266,475
Tokyo Electron Ltd.	4,054	582,416
Tokyo Gas Co., Ltd.	13,661	358,816

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

January 31, 2019 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Tokyu Corp.	17,537	$299,723
Toppan Printing Co., Ltd.	10,144	166,006
Toray Industries, Inc.	45,423	336,780
Toshiba Corp.	14,375	453,718
TOTO Ltd.	5,602	216,966
Toyo Suisan Kaisha Ltd.	4,186	150,201
Toyota Industries Corp.	5,073	250,317
Toyota Motor Corp.	63,502	3,894,844
Toyota Tsusho Corp.	7,534	239,526
Tsuruha Holdings, Inc.	1,506	138,934
Unicharm Corp.	12,105	373,060
USS Co., Ltd.	9,919	173,535
West Japan Railway Co.	5,359	390,932
Yahoo Japan Corp.	80,852	217,676
Yakult Honsha Co., Ltd.	4,395	291,977
Yamada Denki Co., Ltd.(a)	26,649	131,249
Yamaguchi Financial Group, Inc.	15,312	155,751
Yamaha Corp.	4,680	204,694
Yamaha Motor Co., Ltd.	9,165	195,882
Yamato Holdings Co., Ltd.	11,249	299,391
Yaskawa Electric Corp.	7,354	206,774
ZOZO, Inc.	5,326	107,323

Total Japan		88,862,491

Jordan - 0.0%(b)
Hikma Pharmaceuticals PLC	3,924	83,131

Luxembourg - 0.3%
ArcelorMittal	15,174	351,623
Eurofins Scientific SE	356	143,626
RTL Group SA	1,355	74,257
SES SA	10,047	205,436
Tenaris SA	15,014	188,903

Total Luxembourg		963,845

Macau - 0.2%
Galaxy Entertainment Group Ltd.	59,618	410,284
Sands China Ltd.	68,950	327,760
Wynn Macau Ltd.	53,435	129,660

Total Macau		867,704

Netherlands - 4.1%
ABN AMRO Group NV‡	8,019	199,854
Aegon NV	47,472	244,142
Akzo Nobel NV	6,061	524,106
ASML Holding NV	9,360	1,645,602
ASR Nederland NV	3,025	127,942
EXOR NV	3,635	232,741
Gemalto NV*	2,621	152,358
Heineken Holding NV	3,066	266,671
Heineken NV	6,055	544,569
ING Groep NV	99,100	1,172,601
Koninklijke Ahold Delhaize NV	30,302	800,406
Koninklijke DSM NV	5,242	490,698
Koninklijke KPN NV	95,188	293,483
Koninklijke Philips NV	23,698	934,326
NN Group NV	9,895	419,190
Randstad NV	3,201	154,670
Royal Dutch Shell PLC, Class A	108,474	3,370,389
Royal Dutch Shell PLC, Class B	96,023	2,991,735
	Shares	Value
Common Stocks (continued)
Netherlands (continued)
Wolters Kluwer NV	7,469	$466,224

Total Netherlands		15,031,707

New Zealand - 0.3%
a2 Milk Co., Ltd.*	18,015	158,064
Auckland International Airport Ltd.	46,746	238,309
Fisher & Paykel Healthcare Corp. Ltd.	23,369	203,582
Fletcher Building Ltd.*	39,677	137,600
Spark New Zealand Ltd.	77,131	216,935
Xero Ltd.*	2,325	73,795

Total New Zealand		1,028,285

Norway - 0.7%
DNB ASA	30,478	540,380
Equinor ASA	26,316	602,330
Mowi ASA	5,895	129,888
Norsk Hydro ASA	37,319	172,429
Orkla ASA	26,849	216,424
Schibsted ASA, Class A	4,961	173,975
Telenor ASA	16,794	317,797
Yara International ASA	5,072	209,600

Total Norway		2,362,823

Poland - 0.4%
Bank Polska Kasa Opieki SA	8,538	254,279
CD Projekt SA*	2,062	105,497
mBank SA	1,369	165,519
Polski Koncern Naftowy ORLEN SA	9,181	258,843
Powszechna Kasa Oszczednosci Bank Polski SA	27,969	297,566
Powszechny Zaklad Ubezpieczen SA	18,466	222,070

Total Poland		1,303,774

Portugal - 0.1%
EDP - Energias de Portugal SA	65,541	239,904
Galp Energia SGPS SA	9,839	154,049
Jeronimo Martins SGPS SA(a)	8,032	114,006

Total Portugal		507,959

Russia - 0.1%
Polymetal International PLC	19,279	220,180

Singapore - 1.2%
Ascendas Real Estate Investment Trust	125,310	255,345
CapitaLand Commercial Trust	168,480	235,558
CapitaLand Ltd.	76,803	190,201
CapitaLand Mall Trust	136,252	243,190
ComfortDelGro Corp. Ltd.	91,409	158,393
DBS Group Holdings Ltd.	45,699	812,940
Genting Singapore Ltd	187,775	153,611
Keppel Corp. Ltd.	45,797	207,758
Oversea-Chinese Banking Corp. Ltd.	82,353	704,929
Singapore Exchange Ltd.	40,540	230,339
Singapore Press Holdings Ltd.	79,026	147,514
Singapore Technologies Engineering Ltd.	59,410	164,359
Singapore Telecommunications Ltd.	167,283	375,707
United Overseas Bank Ltd.	33,433	626,317

Total Singapore		4,506,161

South Africa - 0.2%
Anglo American PLC(a)	25,596	654,146

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

January 31, 2019 (unaudited)

	Shares	Value
Common Stocks (continued)
South Africa (continued)
Investec PLC	10,646	$68,509

Total South Africa		722,655

South Korea - 4.7%
Amorepacific Corp.*	1,017	165,897
AMOREPACIFIC Group*	1,084	66,736
Celltrion, Inc.*	2,095	412,353
Coway Co., Ltd.	2,343	175,622
DB Insurance Co., Ltd.	2,510	156,783
E-Mart Inc.	870	150,128
GS Holdings Corp.	3,015	147,410
Hana Financial Group, Inc.	9,365	336,253
Hankook Tire Co., Ltd.*	3,196	120,067
Hotel Shilla Co., Ltd.	1,268	87,295
Hyundai Heavy Industries Co., Ltd.*	1,318	164,062
Hyundai Mobis Co., Ltd.*	1,815	367,029
Hyundai Motor Co.	4,773	555,524
Hyundai Steel Co.	3,127	143,893
Industrial Bank of Korea	13,288	170,183
Kakao Corp.	1,536	137,082
Kangwon Land, Inc.*	5,900	180,290
KB Financial Group, Inc.	11,688	504,749
Kia Motors Corp.	8,431	275,439
Korea Aerospace Industries Ltd.*	2,452	75,148
Korea Electric Power Corp.	7,646	237,080
Korea Zinc Co., Ltd.*	429	169,842
KT&G Corp.	3,789	337,474
LG Chem Ltd.	1,401	463,369
LG Corp.	3,546	247,629
LG Display Co., Ltd.	7,125	121,029
LG Electronics, Inc.	3,266	195,493
LG Household & Health Care Ltd.	315	358,132
Lotte Chemical Corp.*	499	134,544
NAVER Corp.	3,816	466,432
NCSoft Corp.	543	228,639
POSCO	1,924	473,802
Samsung Biologics Co., Ltd.‡*	456	163,523
Samsung C&T Corp.	2,048	220,878
Samsung Electro-Mechanics Co., Ltd.	1,524	147,928
Samsung Electronics Co., Ltd.	119,597	4,960,591
Samsung Fire & Marine Insurance Co., Ltd.	1,170	287,071
Samsung Life Insurance Co., Ltd.	2,562	203,321
Samsung SDI Co., Ltd.	1,533	307,936
Samsung SDS Co., Ltd.	1,003	201,474
Shinhan Financial Group Co., Ltd.	13,949	541,587
SillaJen, Inc.*	1,630	110,459
SK Holdings Co., Ltd.	1,015	240,374
SK Hynix, Inc.	13,178	875,257
SK Innovation Co., Ltd.	1,899	321,720
SK Telecom Co., Ltd.	1,096	254,139
S-Oil Corp.	1,816	170,559
Woori Bank(c)(d)	16,394	218,066

Total South Korea		17,050,291

Spain - 2.9%
Abertis Infraestructuras SA(c)(d)	5,353	112,773
ACS Actividades de Construccion y Servicios SA	8,085	334,904
Aena SME SA‡	1,827	316,136
Amadeus IT Group SA	10,912	794,831
Banco Bilbao Vizcaya Argentaria SA	168,602	1,000,200
Banco de Sabadell SA	169,891	194,824
Banco Santander SA(a)	403,465	1,912,933

	Shares	Value
Common Stocks (continued)
Spain (continued)
Bankia SA(a)	40,444	$117,875
Bankinter SA	26,008	203,170
CaixaBank SA	96,104	363,685
Enagas SA	7,936	231,570
Endesa SA	8,567	214,495
Ferrovial SA	15,071	338,428
Grifols SA	15,232	397,623
Iberdrola SA	147,536	1,218,889
Iberdrola SA*(c)(d)	3,278	27,082
Industria de Diseno Textil SA	26,377	736,984
Naturgy Energy Group SA	8,193	228,916
Red Electrica Corp. SA	12,590	290,373
Repsol SA	31,232	549,383
Telefonica SA	111,348	957,608

Total Spain		10,542,682

Sweden - 2.4%
Alfa Laval AB	10,052	227,544
Assa Abloy AB, B Shares	23,021	428,117
Atlas Copco AB, A Shares	15,538	404,454
Atlas Copco AB, B Shares	9,293	221,970
Boliden AB	7,720	192,675
Electrolux AB	7,363	173,917
Elekta AB, B Shares	8,939	119,453
Epiroc AB, A Shares*	15,526	148,786
Epiroc AB, B Shares*	9,294	83,117
Essity AB, B Shares	15,801	436,974
Hennes & Mauritz AB, B Shares(a)	22,721	353,099
Hexagon AB, B Shares	6,653	324,736
Industrivarden AB, A Shares	13,309	280,677
Investor AB, B Shares	12,658	555,582
Kinnevik AB, B Shares	7,753	189,042
Lundin Petroleum AB	6,832	218,615
Sandvik AB	28,061	447,562
Securitas AB, B Shares	9,689	155,553
Skandinaviska Enskilda Banken AB, A Shares	37,324	391,093
Skanska AB, B Shares	9,794	171,203
SKF AB, B Shares	11,284	189,392
Svenska Cellulosa AB SCA, B Shares	15,474	135,905
Svenska Handelsbanken AB, A Shares	35,787	388,437
Swedbank AB, A Shares	24,694	559,810
Swedish Match AB	5,747	257,074
Tele2 AB, B Shares	13,625	170,025
Telefonaktiebolaget LM Ericsson, B Shares	74,900	665,281
Telia Co. AB	62,101	270,307
Trelleborg AB, B Shares	9,236	155,222
Volvo AB, B Shares	38,514	553,621

Total Sweden		8,869,243

Switzerland - 8.3%
ABB Ltd.	45,999	878,854
Adecco Group AG	4,196	210,329
Baloise Holding AG	1,480	229,287
Chocoladefabriken Lindt & Spruengli AG	34	216,762
Cie Financiere Richemont SA	13,426	925,922
Clariant AG*	8,113	161,262
Coca-Cola HBC AG*	6,211	208,995
Credit Suisse Group AG*	60,415	731,666
Dufry AG*	1,045	104,574
EMS-Chemie Holding AG	288	143,986
Geberit AG	1,104	431,874
Givaudan SA	262	635,920

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

January 31, 2019 (unaudited)

	Shares	Value
Common Stocks (continued)
Switzerland (continued)
Glencore PLC*	283,492	$1,154,000
Julius Baer Group Ltd.*	6,028	241,946
Kuehne + Nagel International AG	1,108	150,101
LafargeHolcim Ltd.*	10,994	516,732
Logitech International SA	2,468	90,177
Lonza Group AG*	1,928	508,964
Mediclinic International PLC	15,738	65,089
Nestle SA(e)	73,264	6,383,369
Novartis AG	53,208	4,639,141
Partners Group Holding AG	555	381,804
PSP Swiss Property AG	1,699	175,020
Roche Holding AG	17,655	4,697,145
Schindler Holding AG – Participating Certificate	1,677	356,665
SGS SA	169	407,978
Sika AG(a)	4,198	554,317
Sonova Holding AG	1,577	295,976
STMicroelectronics NV	16,086	255,918
Swatch Group AG (The)	876	251,825
Swiss Life Holding AG*	947	390,694
Swiss Prime Site AG*	2,579	218,751
Swiss Re AG	8,104	777,481
Swisscom AG	665	319,061
Temenos AG*	963	129,972
UBS Group AG*	86,456	1,119,806
Vifor Pharma AG	1,482	188,667
Zurich Insurance Group AG	3,606	1,132,940

Total Switzerland		30,282,970

United Arab Emirates - 0.0%(b)
NMC Health PLC	3,520	119,279

United Kingdom - 13.7%
3i Group PLC	28,542	318,987
Admiral Group PLC	7,951	216,609
Ashtead Group PLC	13,944	353,738
Associated British Foods PLC	9,288	291,764
AstraZeneca PLC	32,080	2,334,484
Auto Trader Group PLC‡	22,587	135,784
Aviva PLC	101,872	554,925
BAE Systems PLC	78,767	530,297
Barclays PLC	428,771	892,178
Barratt Developments PLC	28,047	198,713
Berkeley Group Holdings PLC	3,595	177,481
BP PLC	484,588	3,315,385
British American Tobacco PLC	56,624	2,001,440
British Land Co. PLC (The)	26,965	203,391
BT Group PLC	213,962	654,105
Bunzl PLC	9,659	304,942
Burberry Group PLC	12,199	289,090
Capita PLC*	53,143	81,162
Centrica PLC	140,536	252,160
CNH Industrial NV	24,307	238,859
Compass Group PLC	39,017	836,853
Croda International PLC	4,507	285,824
DCC PLC	2,813	230,348
Diageo PLC	62,237	2,375,449
Direct Line Insurance Group PLC	43,075	190,784
DS Smith PLC	42,669	189,267
Experian PLC	24,980	628,282
Fiat Chrysler Automobiles NV*	26,516	453,892
G4S PLC	48,229	124,063
GlaxoSmithKline PLC	122,432	2,379,078

	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
GVC Holdings PLC	12,534	$110,798
Hammerson PLC	26,984	132,010
Hargreaves Lansdown PLC	8,478	182,119
HSBC Holdings PLC	498,476	4,189,397
IMI PLC	9,933	125,045
Imperial Brands PLC	24,094	800,285
Informa PLC	44,333	394,462
InterContinental Hotels Group PLC	5,098	291,081
International Consolidated Airlines Group SA	26,005	220,301
Intertek Group PLC	5,353	345,602
ITV PLC	99,263	168,834
J Sainsbury PLC	48,917	183,520
Johnson Matthey PLC	5,633	225,484
Just Eat PLC*	16,284	149,132
Kingfisher PLC	62,497	183,085
Land Securities Group PLC	19,884	226,305
Legal & General Group PLC	152,268	519,581
Lloyds Banking Group PLC	1,785,689	1,360,062
London Stock Exchange Group PLC	7,852	472,961
Marks & Spencer Group PLC	45,820	174,071
Meggitt PLC	26,752	181,515
Melrose Industries PLC	139,477	309,431
Micro Focus International PLC	12,063	230,249
Mondi PLC	12,044	291,437
National Grid PLC	83,374	905,033
Next PLC	3,852	245,603
Ocado Group PLC*	12,611	164,432
Pearson PLC	22,306	265,843
Persimmon PLC	8,911	278,397
Prudential PLC	64,551	1,261,392
Quilter PLC‡	47,237	76,305
Reckitt Benckiser Group PLC	16,074	1,239,705
RELX PLC	50,441	1,119,037
Rentokil Initial PLC	40,996	181,738
Rolls-Royce Holdings PLC*	42,893	499,010
Royal Bank of Scotland Group PLC	115,913	367,319
Royal Mail PLC	28,173	99,358
RSA Insurance Group PLC	32,752	220,933
Sage Group PLC (The)	31,631	260,472
Schroders PLC	3,540	121,586
Severn Trent PLC	6,574	172,826
Smith & Nephew PLC	24,276	458,251
Smiths Group PLC	13,163	250,119
SSE PLC	25,605	394,081
St James's Place PLC	15,842	195,473
Standard Chartered PLC	70,960	573,041
Standard Life Aberdeen PLC	64,622	213,920
Subsea 7 SA	6,543	74,367
Tate & Lyle PLC	18,815	170,232
Taylor Wimpey PLC	90,223	196,006
TechnipFMC PLC	12,959	301,708
Tesco PLC	255,958	751,178
Unilever NV	37,702	2,017,916
Unilever PLC	28,164	1,476,191
United Utilities Group PLC	18,875	206,280
Vodafone Group PLC	680,107	1,239,802
Weir Group PLC (The)	7,615	150,758
Whitbread PLC	4,746	305,102
Wm Morrison Supermarkets PLC	69,027	212,703
WPP PLC	31,640	362,018

Total United Kingdom		49,534,236

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

January 31, 2019 (unaudited)

	Shares	Value
Common Stocks (continued)
United States - 0.3%
Carnival PLC	4,029	$228,322
Ferguson PLC	5,997	401,853
OneMarket Ltd*	2,669	1,246
QIAGEN NV*	6,094	225,160
Samsonite International SA‡*	42,459	124,725

Total United States		981,306

Total Common Stocks
(Cost $398,263,319)		360,585,721
Preferred Stocks - 0.7%

Germany - 0.5%
FUCHS PETROLUB SE, 2.31%	3,977	186,735
Henkel AG & Co. KGaA, 2.11%	4,873	474,608
Porsche Automobil Holding SE, 3.23%	4,592	299,284
Sartorius AG, 0.38%	821	123,315
Volkswagen AG, 2.80%	4,597	783,945

Total Germany		1,867,887

South Korea - 0.2%
Samsung Electronics Co., Ltd., 3.94%	17,472	588,864

Total Preferred Stocks
(Cost $2,698,771)		2,456,751

Rights - 0.0%(b)
Spain — 0.0%(b)
ACS Actividades de Construccion y Servicios SA, expires 2/12/19*(a)
(Cost $4,175)	8,169	4,495

Investment of Cash Collateral For Securities Loaned — 1.0%

Money Market Fund — 1.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.36%(f)
(Cost $3,579,866)	3,579,866	3,579,866

Total Investments — 101.0%
(Cost $404,546,131)		366,626,833
Other Assets and Liabilities, Net — (1.0)%		(3,555,449)
Net Assets — 100.0%		$363,071,384

		% of
Industry	Value	Net Assets
Financials	$69,555,187	19.2%
Industrials	53,309,967	14.7
Consumer Discretionary	40,675,019	11.2
Consumer Staples	39,253,434	10.8
Health Care	38,718,410	10.6
Materials	28,939,594	8.0
Information Technology	27,610,484	7.6
Energy	20,882,449	5.8
Communication Services	18,902,619	5.2
Utilities	12,682,990	3.5
Real Estate	12,516,814	3.4
Money Market Fund	3,579,866	1.0
Total Investments	$366,626,833	101.0%
Other Assets and Liabilities, Net	(3,555,449)	(1.0)
Total Net Assets	$363,071,384	100.0%

*	Non-income producing securities.
‡	May be sold to institutional investors only under Rule 144A or securities offered pursuant to section 4 (a) (2) of the Securities Act of 1933, as amended.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $4,619,651; total market value of collateral held by the Fund was $4,859,877. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $1,280,011.
(b)	Less than 0.05%.
(c)	Securities are fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The securities are fair valued using significant unobservable inputs.
(d)	Security has been deemed illiquid because it may not be able to be resold within seven days at approximately the price shown. At January 31, 2019, the value of this security was $357,921.
(e)	All or a portion of these securities have been segregated as collateral for forward foreign currency contracts. The total value of securities segregated amounted to $3,232,460.
(f)	Reflects the 1-day yield at January 31, 2019.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

January 31, 2019 (unaudited)

Forward Foreign Currency Contracts Outstanding as of January 31, 2019:

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at January 31, 2019	Unrealized Appreciation
Australian Dollar	02/08/19	Morgan Stanley	16,603,697	$12,102,549	$12,108,137	$5,588
Swiss Franc	02/08/19	Morgan Stanley	13,363,046	13,473,936	13,478,929	4,993
Danish Krone	02/08/19	Morgan Stanley	18,235,095	2,803,155	2,804,322	1,167
Euro	02/08/19	Morgan Stanley	42,849,136	49,181,296	49,198,197	16,901
British Pound	02/08/19	Morgan Stanley	22,460,234	29,536,731	29,556,581	19,850
Hong Kong Dollar	02/08/19	Morgan Stanley	47,714,951	6,081,617	6,083,025	1,408
Israeli Shekel	02/08/19	Morgan Stanley	3,157,288	868,877	869,394	517
Japanese Yen	02/08/19	Morgan Stanley	4,587,071,377	42,160,411	42,173,369	12,958
South Korean Won	02/08/19	Morgan Stanley	9,047,737,425	8,130,023	8,133,355	3,332
Norwegian Krone	02/08/19	Morgan Stanley	10,271,558	1,219,288	1,219,824	536
New Zealand Dollar	02/08/19	Morgan Stanley	687,893	476,960	477,205	245
Polish Zloty	02/08/19	Morgan Stanley	2,398,368	645,754	645,970	216
Swedish Krona	02/08/19	Morgan Stanley	37,343,497	4,128,486	4,130,038	1,552
Singapore Dollar	02/08/19	Morgan Stanley	2,956,055	2,198,025	2,198,723	698
Unrealized Appreciation				$173,007,108	$173,077,069	$69,961

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at January 31, 2019	Unrealized Appreciation
Swiss Franc	02/08/19	Morgan Stanley	(13,576,374)	$(13,815,941)	$(13,694,107)	$121,834
Hong Kong Dollar	02/08/19	Morgan Stanley	(48,481,309)	(6,197,782)	(6,180,726)	17,056
Swedish Krona	02/08/19	Morgan Stanley	(37,948,143)	(4,292,935)	(4,196,909)	96,026
Unrealized Appreciation				$(24,306,658)	$(24,071,742)	$234,916

Total Unrealized Appreciation						$304,877

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at January 31, 2019	Unrealized (Depreciation)
Swiss Franc	02/08/19	Morgan Stanley	213,328	$217,954	$215,178	$(2,776)
Danish Krone	02/08/19	Morgan Stanley	273,863	42,154	42,117	(37)
Euro	02/08/19	Morgan Stanley	740,717	851,194	850,471	(723)
Hong Kong Dollar	02/08/19	Morgan Stanley	766,358	97,925	97,701	(224)
Japanese Yen	02/08/19	Morgan Stanley	73,827,914	682,504	678,771	(3,733)
Swedish Krona	02/08/19	Morgan Stanley	604,646	68,064	66,871	(1,193)
Unrealized Depreciation				$1,959,795	$1,951,109	$(8,686)

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at January 31, 2019	Unrealized (Depreciation)
Australian Dollar	02/08/19	Morgan Stanley	(16,603,697)	$(11,696,567)	$(12,108,137)	$(411,570)
Australian Dollar	03/06/19	Morgan Stanley	(16,840,925)	(12,282,406)	(12,286,046)	(3,640)
Swiss Franc	03/06/19	Morgan Stanley	(14,218,054)	(14,369,697)	(14,374,977)	(5,280)
Danish Krone	02/08/19	Morgan Stanley	(18,508,958)	(2,844,190)	(2,846,439)	(2,249)
Danish Krone	03/06/19	Morgan Stanley	(18,661,474)	(2,875,014)	(2,876,359)	(1,345)
Euro	02/08/19	Morgan Stanley	(43,589,853)	(49,977,414)	(50,048,668)	(71,254)
Euro	03/06/19	Morgan Stanley	(45,203,413)	(51,991,787)	(52,010,401)	(18,614)
British Pound	02/08/19	Morgan Stanley	(22,460,234)	(28,655,375)	(29,556,581)	(901,206)
British Pound	03/06/19	Morgan Stanley	(22,748,587)	(29,966,373)	(29,973,959)	(7,586)
Hong Kong Dollar	03/06/19	Morgan Stanley	(51,605,526)	(6,584,528)	(6,586,281)	(1,753)
Israeli Shekel	02/08/19	Morgan Stanley	(3,157,288)	(846,827)	(869,394)	(22,567)
Israeli Shekel	03/06/19	Morgan Stanley	(3,315,004)	(913,652)	(914,232)	(580)
Japanese Yen	02/08/19	Morgan Stanley	(4,660,899,291)	(42,587,418)	(42,852,140)	(264,722)
Japanese Yen	03/06/19	Morgan Stanley	(4,835,312,818)	(44,526,338)	(44,542,771)	(16,433)
South Korean Won	02/08/19	Morgan Stanley	(9,047,737,425)	(8,127,684)	(8,133,355)	(5,671)
South Korean Won	03/06/19	Morgan Stanley	(9,813,103,375)	(8,820,371)	(8,827,642)	(7,271)
Norwegian Krone	02/08/19	Morgan Stanley	(10,271,558)	(1,188,166)	(1,219,824)	(31,658)
Norwegian Krone	03/06/19	Morgan Stanley	(10,264,831)	(1,220,072)	(1,220,433)	(361)
New Zealand Dollar	02/08/19	Morgan Stanley	(687,893)	(461,475)	(477,205)	(15,730)

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

January 31, 2019 (unaudited)

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at January 31, 2019	Unrealized (Depreciation)
New Zealand Dollar	03 /06/19	Morgan Stanley	(688,069)	$(477,497)	$(477,590)	$(93)
Polish Zloty	02 /08/19	Morgan Stanley	(2,398,368)	(638,462)	(645,970)	(7,508)
Polish Zloty	03 /06/19	Morgan Stanley	(2,422,707)	(652,856)	(653,009)	(153)
Swedish Krona	03 /06/19	Morgan Stanley	(40,135,120)	(4,445,885)	(4,447,497)	(1,612)
Singapore Dollar	02 /08/19	Morgan Stanley	(2,956,055)	(2,169,429)	(2,198,723)	(29,294)
Singapore Dollar	03 /06/19	Morgan Stanley	(3,029,604)	(2,253,331)	(2,254,607)	(1,276)
Unrealized Depreciation				$(330,572,814)	$(332,402,240)	$(1,829,426)

Total Unrealized Depreciation						$(1,838,112)
Net Unrealized Appreciation (Depreciation)						$(1,533,235)

Cash posted has been segregated as collateral for forward foreign currency contracts in the amount of $20,000 at January 31, 2019.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2019. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Investments in Securities:(g)
Common Stocks
Australia	$27,017,100	$–	$–		$27,017,100
Austria	820,337	–	–		820,337
Belgium	3,334,608	–	–		3,334,608
China	922,026	–	–		922,026
Denmark	5,735,065	–	–		5,735,065
Finland	3,770,535	–	–		3,770,535
France	34,716,654	–	–		34,716,654
Germany	27,615,340	–	–		27,615,340
Hong Kong	12,100,056	–	–		12,100,056
Ireland	1,654,823	–	–		1,654,823
Israel	1,824,815	–	–		1,824,815
Italy	7,233,640	–	–		7,233,640
Japan	88,862,491	–	–		88,862,491
Jordan	83,131	–	–		83,131
Luxembourg	963,845	–	–		963,845
Macau	867,704	–	–		867,704
Netherlands	15,031,707	–	–		15,031,707
New Zealand	1,028,285	–	–		1,028,285
Norway	2,362,823	–	–		2,362,823
Poland	1,303,774	–	–		1,303,774
Portugal	507,959	–	–		507,959
Russia	220,180	–	–		220,180
Singapore	4,506,161	–	–		4,506,161
South Africa	722,655	–	–		722,655
South Korea	16,832,225	–	218,066	(h)	17,050,291
Spain	10,402,827	–	139,855	(h)	10,542,682
Sweden	8,869,243	–	–		8,869,243
Switzerland	30,282,970	–	–		30,282,970
United Arab Emirates	119,279	–	–		119,279
United Kingdom	49,534,236	–	–		49,534,236
United States	981,306	–	–		981,306
Total Common Stocks	360,227,800	–	357,921		360,585,721
Preferred Stocks
Germany	1,867,887	–	–		1,867,887
South Korea	588,864	–	–		588,864
Total Preferred Stocks	2,456,751	–	–		2,456,751
Rights
Spain	4,495	–	–		4,495
Total Rights	4,495	–	–		4,495
Investment of Cash Collateral for Securities Loaned:

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

January 31, 2019 (unaudited)

Money Market Fund	3,579,866	–	–	3,579,866
Total Investments in Securities	366,268,912	–	357,921	366,626,833
Other Financial Instruments:(i)
Forward Foreign Currency Contracts	–	304,877	–	304,877
Total Investments in Securities and Other Financial Instruments	$366,268,912	$304,877	$357,921	$366,931,710
Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(i)
Forward Foreign Currency Contracts	$–	$1,838,112	$–	$1,838,112
	$–	$–	$–	$–

(g)	For a complete listing of investments and their countries, see the Schedules of Investments.
(h)	The Level 3 security, valued at $357,921, has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.
(i)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended January 31, 2019, the Fund transferred common stock valued at $958,219 from Level 1 to Level 3 as a result of halted trade.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of April 30, 2018		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2019
Common Stocks
Rolls-Royce Holdings PLC, Class C	$5,687		$–	$(272)	$66	$–	$(5,481)	$–	$–	$–
Abertis Infraestructuras SA(j)	–		–	4,261	(21,307)	9,931	(496,097)	615,985	–	112,773
Iberdrola SA(j)	–		–	(1)	1,442	25,641	–	–	–	27,082
Woori Bank(j)	–		–	(3,903)	(27,896)	26,809	(119,178)	342,234	–	218,066
Rights
Fletcher Building Ltd.	–	(k)	–	11,756	–	–	(11,756)	–	–	–
Total	$5,687		$–	$11,841	$(47,695)	$62,381	$(632,512)	$958,219	$–	$357,921

(j)	Security has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.
(k)	Includes a Level 3 security valued at $-.

Information about Level 3 fair value measurements as of January 31, 2019.

Security Type	Fair Value	Valuation Technique	Unobservable Inputs
Common Stock	$357,921	Issuer Specific Facts	Company Information

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Europe ETF

January 31, 2019 (unaudited)

	Shares	Value
Common Stocks - 98.9%

Australia - 1.3%
BHP Group PLC	2,429	$54,006
Rio Tinto PLC	1,319	72,656

Total Australia		126,662

Austria - 0.4%
ams AG*(a)	89	2,393
ANDRITZ AG	84	4,156
Erste Group Bank AG*	335	11,686
OMV AG	167	8,317
Raiffeisen Bank International AG	152	4,025
Telekom Austria AG*	163	1,249
Verbund AG(a)	78	3,994
Vienna Insurance Group AG Wiener Versicherung Gruppe	46	1,118
voestalpine AG	134	4,287

Total Austria		41,225

Belgium - 1.6%
Ackermans & van Haaren NV	26	4,168
Ageas	219	10,197
Anheuser-Busch InBev SA/NV	900	68,789
bpost SA	119	1,092
Colruyt SA	63	4,535
Groupe Bruxelles Lambert SA	85	8,023
KBC Group NV	318	21,631
Proximus SADP	165	4,432
Sofina SA	18	3,577
Solvay SA	81	8,837
Telenet Group Holding NV	57	2,644
UCB SA	140	12,151
Umicore SA	240	10,148

Total Belgium		160,224

Chile - 0.1%
Antofagasta PLC	408	4,668

Denmark - 2.7%
Ambu A/S, Class B(a)	194	5,146
AP Moller - Maersk A/S, Class A	5	6,251
AP Moller - Maersk A/S, Class B	8	10,650
Carlsberg A/S, Class B	123	14,090
Chr Hansen Holding A/S	114	10,827
Coloplast A/S, Class B	155	14,178
Danske Bank A/S	772	14,297
DSV A/S	211	16,843
Genmab A/S*	65	9,462
GN Store Nord A/S	159	6,861
H Lundbeck A/S	71	3,117
ISS A/S	218	6,173
Jyske Bank A/S	76	2,856
Novo Nordisk A/S, Class B	1,985	92,799
Novozymes A/S, Class B	241	10,078
Orsted A/S‡	174	12,541
Pandora A/S	119	5,165
Rockwool International A/S, Class B	7	1,876
Tryg A/S(a)	143	3,655
Vestas Wind Systems A/S	233	19,265
William Demant Holding A/S*	130	4,108

Total Denmark		270,238

Finland - 2.1%
Elisa OYJ	167	7,004
Fortum OYJ	504	11,462
Huhtamaki OYJ	110	3,619
Kesko OYJ, Class B	80	4,610

	Shares	Value
Common Stocks (continued)
Finland (continued)
Kone OYJ, Class B	455	$22,131
Metso OYJ	125	3,672
Neste OYJ	162	14,897
Nokia OYJ	6,532	41,283
Nokian Renkaat OYJ	158	5,261
Nordea Bank Abp*	3,710	33,758
Orion OYJ, Class B	120	4,245
Sampo OYJ, Class A	573	26,280
Stora Enso OYJ, Class R	660	8,857
UPM-Kymmene OYJ	623	18,058
Wartsila OYJ Abp	536	8,749

Total Finland		213,886

France - 16.4%
Accor SA	236	10,298
Aeroports de Paris	33	6,331
Air France-KLM*	254	3,206
Air Liquide SA	490	59,570
Airbus SE	642	73,828
ALD SA‡	96	1,398
Alstom SA	181	7,306
Amundi SA‡	67	3,859
Arkema SA	84	7,992
Atos SE	109	9,971
AXA SA	2,245	52,152
BioMerieux	49	3,469
BNP Paribas SA	1,263	59,368
Bollore SA	1,158	4,786
Bouygues SA	240	8,515
Bureau Veritas SA	326	7,257
Capgemini SE	182	20,148
Carrefour SA	652	12,932
Casino Guichard Perrachon SA(a)	64	3,159
Cie de Saint-Gobain	576	19,907
Cie Generale des Etablissements Michelin	206	22,418
Cie Plastic Omnium SA	66	1,818
CNP Assurances	187	4,257
Covivio	42	4,304
Credit Agricole SA	1,330	15,199
Danone SA	698	50,858
Dassault Aviation SA	3	4,478
Dassault Systemes SE	154	19,358
Edenred	277	11,264
Eiffage SA	89	8,366
Electricite de France SA	586	9,703
Elis SA	223	3,616
Engie SA	1,915	30,730
EssilorLuxottica SA	338	42,914
Eurazeo SE	56	4,170
Eutelsat Communications SA	201	4,267
Faurecia	86	3,766
Gecina SA	61	8,973
Getlink SE	532	7,801
Hermes International	36	21,662
ICADE	38	3,209
Iliad SA	28	3,216
Imerys SA	43	2,270
Ingenico Group SA	74	4,043
Ipsen SA	40	5,049
JCDecaux SA	86	2,554
Kering	87	43,675
Klepierre SA	235	8,079
Lagardere SCA	136	3,563
Legrand SA	311	18,471
L'Oreal SA	281	67,743
LVMH Moet Hennessy Louis Vuitton SE	290	93,090

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Europe ETF (continued)

January 31, 2019 (unaudited)

	Shares	Value
Common Stocks (continued)
France (continued)
Natixis SA	984	$5,049
Orange SA	2,241	34,894
Orpea	52	5,173
Pernod Ricard SA	247	41,096
Peugeot SA	635	16,023
Publicis Groupe SA	245	14,984
Remy Cointreau SA	29	3,378
Renault SA	215	15,258
Rexel SA	357	4,080
Rubis SCA	100	5,972
Safran SA	387	50,845
Sanofi	1,267	110,229
Sartorius Stedim Biotech	28	3,094
Schneider Electric SE	597	42,527
SCOR SE	183	7,711
SEB SA	32	4,920
Societe BIC SA	30	3,014
Societe Generale SA	844	26,284
Sodexo SA	101	10,546
Suez	431	5,532
Teleperformance	67	11,555
Thales SA	117	12,977
TOTAL SA	2,936	161,640
Ubisoft Entertainment SA*	99	8,804
Unibail-Rodamco-Westfield	157	28,312
Valeo SA	280	8,761
Veolia Environnement SA	586	12,386
Vinci SA	543	47,901
Vivendi SA	1,120	28,582
Wendel SA	33	4,033
Worldline SA‡*	47	2,525

Total France		1,648,421

Germany - 13.2%
1&1 Drillisch AG(a)	55	2,290
adidas AG	221	52,670
Allianz SE	493	104,608
Aroundtown SA	778	6,892
Axel Springer SE	53	3,248
BASF SE	1,069	78,283
Bayer AG	1,090	82,798
Bayerische Motoren Werke AG	375	31,609
Beiersdorf AG	117	11,720
Brenntag AG	182	8,614
Carl Zeiss Meditec AG	43	3,905
CECONOMY AG	193	908
Commerzbank AG*	1,226	8,808
Continental AG	126	19,901
Covestro AG‡	205	11,333
Daimler AG	1,005	59,574
Delivery Hero SE‡*	127	4,692
Deutsche Bank AG	2,390	21,243
Deutsche Boerse AG	218	29,079
Deutsche Lufthansa AG	278	7,037
Deutsche Post AG	1,135	33,549
Deutsche Telekom AG	3,772	61,417
Deutsche Wohnen SE	415	20,757
DWS Group GmbH & Co. KGaA‡*	40	1,078
E.ON SE	2,534	28,146
Evonik Industries AG	193	5,284
Fielmann AG	29	1,972
Fraport AG Frankfurt Airport Services Worldwide	42	3,322
Fresenius Medical Care AG & Co. KGaA	248	18,315
Fresenius SE & Co. KGaA	474	24,638
FUCHS PETROLUB SE	40	1,758

	Shares	Value
Common Stocks (continued)
Germany (continued)
GEA Group AG	196	$5,402
GRENKE AG(a)	31	2,853
Hannover Rueck SE	70	10,112
Hapag-Lloyd AG‡	31	783
HeidelbergCement AG	175	12,121
Hella GmbH & Co. KGaA	53	2,412
Henkel AG & Co. KGaA	118	10,839
HOCHTIEF AG	23	3,444
HUGO BOSS AG	76	5,463
Infineon Technologies AG	1,322	29,451
Innogy SE‡	149	7,078
K+S AG	227	4,423
KION Group AG	83	4,802
Knorr-Bremse AG*	50	4,952
LANXESS AG	108	5,951
LEG Immobilien AG	74	8,703
MAN SE	22	2,280
Merck KGaA	151	15,868
METRO AG	200	3,388
MTU Aero Engines AG	60	12,957
Muenchener Rueckversicherungs-Gesellschaft AG	174	38,833
OSRAM Licht AG	103	4,386
ProSiebenSat.1 Media SE	270	4,842
Puma SE	10	5,582
Rational AG	4	2,511
Rheinmetall AG	50	5,197
Rocket Internet SE‡*	75	1,895
RWE AG	624	15,494
SAP SE	1,131	117,123
Scout24 AG‡	127	5,972
Siemens AG	896	98,473
Siemens Healthineers AG‡*	152	6,004
Suedzucker AG	92	1,497
Symrise AG	141	11,746
Talanx AG	45	1,674
Telefonica Deutschland Holding AG	791	2,777
thyssenkrupp AG*	548	9,728
TUI AG	512	7,772
Uniper SE	230	6,669
United Internet AG	135	5,358
Volkswagen AG	37	6,453
Vonovia SE	606	30,463
Wacker Chemie AG	18	1,903
Wirecard AG	134	22,249
Zalando SE‡*	160	4,893

Total Germany		1,322,224

Ireland - 0.8%
AIB Group PLC(a)	924	4,135
Bank of Ireland Group PLC	1,081	6,487
CRH PLC	958	27,598
Glanbia PLC	6	115
Glanbia PLC	226	4,315
Kerry Group PLC, Class A	170	17,410
Kingspan Group PLC	176	7,210
Paddy Power Betfair PLC	92	7,582
Smurfit Kappa Group PLC	280	8,111

Total Ireland		82,963

Italy - 3.4%
A2A SpA	1,827	3,337
Assicurazioni Generali SpA	1,514	26,571
Atlantia SpA	621	14,707
Banca Mediolanum SpA	278	1,699
Banco BPM SpA*	1,794	3,482

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Europe ETF (continued)

January 31, 2019 (unaudited)

	Shares	Value
Common Stocks (continued)
Italy (continued)
Buzzi Unicem SpA(a)	85	$1,626
Buzzi Unicem SpA-RSP	48	586
Davide Campari-Milano SpA	670	6,031
DiaSorin SpA	27	2,477
Enel SpA	9,084	54,890
Eni SpA	2,923	49,659
Ferrari NV	147	18,318
FinecoBank Banca Fineco SpA	463	5,041
Intesa Sanpaolo SpA	17,641	40,379
Italgas SpA	579	3,507
Leonardo SpA	456	4,426
Mediaset SpA*(a)	357	1,176
Mediobanca Banca di Credito Finanziario SpA	713	6,215
Moncler SpA	202	7,626
Pirelli & C SpA‡*	511	3,344
Poste Italiane SpA‡	544	4,690
Prysmian SpA	308	6,619
Recordati SpA	113	4,102
Saipem SpA*	646	3,077
Salvatore Ferragamo SpA	79	1,586
Snam SpA	2,649	12,675
Telecom Italia SpA*	12,676	7,069
Telecom Italia SpA-RSP	7,139	3,499
Terna Rete Elettrica Nazionale SpA	1,662	10,245
UniCredit SpA	2,608	30,189
Unione di Banche Italiane SpA	1,203	3,091
UnipolSai Assicurazioni SpA(a)	677	1,693

Total Italy		343,632

Jordan - 0.0%(b)
Hikma Pharmaceuticals PLC	166	3,517

Kazakhstan - 0.0%(b)
KAZ Minerals PLC	277	2,162

Luxembourg - 0.4%
ArcelorMittal	706	16,360
Eurofins Scientific SE	13	5,245
RTL Group SA	44	2,411
SES SA	413	8,445
Tenaris SA	551	6,932

Total Luxembourg		39,393

Mexico - 0.0%(b)
Fresnillo PLC	219	2,895

Netherlands - 7.1%
Aalberts Industries NV	113	3,966
ABN AMRO Group NV‡	484	12,063
Adyen NV‡*	7	5,202
Aegon NV	2,064	10,615
Akzo Nobel NV	262	22,656
ALTICE EUROPE NV*(a)	659	1,348
ALTICE EUROPE NV, Class B*	67	138
ASML Holding NV	475	83,511
ASR Nederland NV	155	6,556
Boskalis Westminster NV	95	2,506
EXOR NV	126	8,067
Gemalto NV*	97	5,639
GrandVision NV‡	58	1,296
Heineken Holding NV	123	10,698
Heineken NV	275	24,733
ING Groep NV	4,549	53,826
Koninklijke Ahold Delhaize NV	1,267	33,467

	Shares	Value
Common Stocks (continued)
Netherlands (continued)
Koninklijke DSM NV	205	$19,190
Koninklijke KPN NV	3,864	11,913
Koninklijke Philips NV	1,083	42,699
Koninklijke Vopak NV	78	3,975
NN Group NV	398	16,861
OCI NV*	114	2,417
Randstad NV	129	6,233
Royal Dutch Shell PLC, Class A	5,304	164,800
Royal Dutch Shell PLC, Class B	4,379	136,434
Signify NV‡	127	3,158
Wolters Kluwer NV	311	19,413

Total Netherlands		713,380

Norway - 1.1%
Aker ASA, Class A	28	1,968
Aker BP ASA	127	4,234
DNB ASA	1,238	21,950
Equinor ASA	1,150	26,322
Gjensidige Forsikring ASA	197	3,398
Mowi ASA	481	10,598
Norsk Hydro ASA	1,572	7,263
Orkla ASA	892	7,190
Schibsted ASA, Class A	94	3,296
Schibsted ASA, Class B	115	3,652
Telenor ASA	778	14,722
Yara International ASA	206	8,513

Total Norway		113,106

Poland - 0.6%
Bank Polska Kasa Opieki SA	183	5,450
CD Projekt SA*	73	3,735
Cyfrowy Polsat SA*	312	1,991
Dino Polska SA‡*	56	1,512
Grupa Lotos SA	115	2,880
KGHM Polska Miedz SA*	160	4,057
LPP SA	1	2,254
mBank SA	15	1,814
PGE Polska Grupa Energetyczna SA*	854	2,727
Polski Koncern Naftowy ORLEN SA	362	10,206
Polskie Gornictwo Naftowe I Gazownictwo SA	2,029	4,169
Powszechna Kasa Oszczednosci Bank Polski SA	995	10,586
Powszechny Zaklad Ubezpieczen SA	654	7,865
Santander Bank Polska SA	35	3,523

Total Poland		62,769

Portugal - 0.2%
EDP - Energias de Portugal SA	2,669	9,769
Galp Energia SGPS SA	606	9,488
Jeronimo Martins SGPS SA	288	4,088

Total Portugal		23,345

Russia - 0.1%
Evraz PLC	597	3,913
Polymetal International PLC	329	3,757

Total Russia		7,670

South Africa - 0.4%
Anglo American PLC	1,153	29,467
Investec PLC	756	4,865

Total South Africa		34,332

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Europe ETF (continued)

January 31, 2019 (unaudited)

	Shares	Value
Common Stocks (continued)

Spain - 4.9%
Acciona SA	25	$2,384
Acerinox SA	202	2,203
ACS Actividades de Construccion y Servicios SA	284	11,764
Aena SME SA‡	75	12,978
Amadeus IT Group SA	482	35,109
Banco Bilbao Vizcaya Argentaria SA	7,777	46,136
Banco de Sabadell SA	6,615	7,586
Banco Santander SA(a)	18,783	89,055
Bankia SA	1,429	4,165
Bankinter SA	807	6,304
CaixaBank SA	4,194	15,871
Cellnex Telecom SA‡*	191	5,389
Corp. Financiera Alba SA	24	1,192
EDP Renovaveis SA	181	1,630
Enagas SA	267	7,791
Endesa SA	373	9,339
Ferrovial SA	570	12,800
Fomento de Construcciones y Contratas SA*	82	1,216
Grifols SA	386	10,076
Grupo Catalana Occidente SA	53	2,104
Iberdrola SA*(c)(d)	155	1,281
Iberdrola SA	6,998	57,815
Industria de Diseno Textil SA	1,227	34,283
Inmobiliaria Colonial Socimi SA	359	3,679
Mapfre SA	1,169	3,257
Mediaset Espana Comunicacion SA	210	1,482
Merlin Properties Socimi SA	395	5,307
Naturgy Energy Group SA	364	10,170
Red Electrica Corp. SA	504	11,624
Repsol SA	1,472	25,893
Siemens Gamesa Renewable Energy SA*	265	3,764
Telefonica SA	5,302	45,598
Zardoya Otis SA	211	1,674

Total Spain		490,919

Sweden - 4.2%
Alfa Laval AB	369	8,353
Assa Abloy AB, B Shares	1,071	19,917
Atlas Copco AB, A Shares	734	19,106
Atlas Copco AB, B Shares	441	10,534
Boliden AB	322	8,036
Electrolux AB	279	6,590
Elekta AB, B Shares	422	5,639
Epiroc AB, A Shares*	734	7,034
Epiroc AB, B Shares*	445	3,980
Essity AB, B Shares	709	19,607
Fastighets AB Balder, B Shares*	115	3,623
Hennes & Mauritz AB, B Shares(a)	1,024	15,914
Hexagon AB, B Shares	292	14,253
Husqvarna AB, B Shares	473	3,607
ICA Gruppen AB	92	3,234
Industrivarden AB, A Shares	245	5,167
Industrivarden AB, C Shares	197	4,053
Investment AB Latour, B Shares	143	1,773
Investor AB, A Shares	156	6,849
Investor AB, B Shares	530	23,263
Kinnevik AB, B Shares	282	6,876
L E Lundbergforetagen AB, B Shares	88	2,714
Lundin Petroleum AB	205	6,560
Nibe Industrier AB, B Shares	354	4,018
Saab AB, B Shares	110	3,797
Sandvik AB	1,258	20,065
Securitas AB, B Shares	364	5,844
Skandinaviska Enskilda Banken AB, A Shares	1,678	17,583

	Shares	Value
Common Stocks (continued)
Sweden (continued)
Skandinaviska Enskilda Banken AB, C Shares	24	$260
Skanska AB, B Shares	418	7,307
SKF AB, B Shares	448	7,519
Svenska Cellulosa AB SCA, B Shares	699	6,139
Svenska Handelsbanken AB, A Shares	1,703	18,484
Svenska Handelsbanken AB, B Shares	42	485
Swedbank AB, A Shares	1,168	26,478
Swedish Match AB	200	8,946
Swedish Orphan Biovitrum AB*	190	4,486
Tele2 AB, B Shares	622	7,762
Telefonaktiebolaget LM Ericsson, A Shares	43	387
Telefonaktiebolaget LM Ericsson, B Shares	3,467	30,795
Telia Co. AB	3,133	13,637
Trelleborg AB, B Shares	287	4,823
Volvo AB, B Shares	1,746	25,098

Total Sweden		420,595

Switzerland - 14.2%
ABB Ltd.	2,082	39,779
Adecco Group AG	179	8,973
Baloise Holding AG	55	8,521
Banque Cantonale Vaudoise	3	2,383
Barry Callebaut AG	2	3,407
Chocoladefabriken Lindt & Spruengli AG	1	6,375
Cie Financiere Richemont SA	596	41,103
Clariant AG*	237	4,711
Coca-Cola HBC AG*	232	7,807
Credit Suisse Group AG*	2,968	35,944
DKSH Holding AG	31	2,325
Dufry AG*	35	3,502
EMS-Chemie Holding AG	8	4,000
Flughafen Zurich AG	22	3,892
Geberit AG	42	16,430
Georg Fischer AG	5	4,432
Givaudan SA	11	26,699
Glencore PLC*	13,334	54,278
Helvetia Holding AG	8	4,741
Julius Baer Group Ltd.*	255	10,235
Kuehne + Nagel International AG	59	7,993
LafargeHolcim Ltd.*	553	25,992
Logitech International SA	170	6,212
Lonza Group AG*	87	22,967
Mediclinic International PLC	465	1,923
Nestle SA	3,518	306,517
Novartis AG	2,543	221,721
OC Oerlikon Corp. AG*	222	2,869
Pargesa Holding SA	45	3,554
Partners Group Holding AG	19	13,071
PSP Swiss Property AG	46	4,739
Roche Holding AG	31	8,155
Roche Holding AG	811	215,768
Schindler Holding AG	47	9,996
Schindler Holding AG - Registered	22	4,648
SGS SA	6	14,484
Sika AG(a)	162	21,391
Sonova Holding AG	59	11,073
STMicroelectronics NV	747	11,884
Straumann Holding AG	12	8,715
Sulzer AG	21	1,929
Swatch Group AG (The) - Bearer	34	9,774
Swatch Group AG (The) - Registered	52	2,898
Swiss Life Holding AG*	40	16,502
Swiss Prime Site AG*	89	7,549
Swiss Re AG	355	34,058
Swisscom AG	30	14,394

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Europe ETF (continued)

January 31, 2019 (unaudited)

	Shares	Value
Common Stocks (continued)
Switzerland (continued)
Temenos AG*	68	$9,178
UBS Group AG*	4,111	53,247
Vifor Pharma AG	52	6,620
Zurich Insurance Group AG	176	55,296

Total Switzerland		1,424,654

United Arab Emirates - 0.0%(b)
NMC Health PLC	101	3,422

United Kingdom - 23.3%
3i Group PLC	1,112	12,428
Admiral Group PLC	240	6,538
Ashmore Group PLC	456	2,425
Ashtead Group PLC	559	14,181
Associated British Foods PLC	406	12,754
AstraZeneca PLC	1,481	107,773
Auto Trader Group PLC‡	1,097	6,595
AVEVA Group PLC	73	2,614
Aviva PLC	4,579	24,943
B&M European Value Retail SA	1,003	4,277
Babcock International Group PLC	301	2,102
BAE Systems PLC	3,729	25,105
Barclays PLC	19,925	41,459
Barratt Developments PLC	1,185	8,396
Bellway PLC	145	5,411
Berkeley Group Holdings PLC	140	6,912
BP PLC(e)	22,820	156,127
British American Tobacco PLC	2,667	94,268
British Land Co. PLC (The)	1,131	8,531
BT Group PLC	9,746	29,795
Bunzl PLC	392	12,376
Burberry Group PLC	477	11,304
Capita PLC*	1,900	2,902
Capital & Counties Properties PLC	869	2,851
Centrica PLC	6,551	11,754
Cineworld Group PLC	1,186	4,072
CNH Industrial NV	1,160	11,399
Cobham PLC*	2,830	4,015
Compass Group PLC	1,848	39,637
ConvaTec Group PLC‡	1,724	3,238
Croda International PLC	148	9,386
CYBG PLC	1,447	3,337
DCC PLC	116	9,499
Derwent London PLC	118	5,028
Diageo PLC	2,822	107,709
Direct Line Insurance Group PLC	1,621	7,180
Dixons Carphone PLC	1,185	2,150
DS Smith PLC	1,497	6,640
easyJet PLC	258	4,290
Experian PLC	1,069	26,887
Fiat Chrysler Automobiles NV*	1,287	22,030
G4S PLC	1,832	4,713
GlaxoSmithKline PLC(e)	5,694	110,645
GVC Holdings PLC	677	5,985
Halma PLC	446	8,214
Hammerson PLC	919	4,496
Hargreaves Lansdown PLC(a)	310	6,659
Hiscox Ltd.	327	6,100
Howden Joinery Group PLC	693	4,607
HSBC Holdings PLC	23,479	197,327
IMI PLC	316	3,978
Imperial Brands PLC	1,109	36,836
Inchcape PLC	478	3,603
Informa PLC	1,455	12,946
Inmarsat PLC	543	2,639
InterContinental Hotels Group PLC	212	12,105

	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
International Consolidated Airlines Group SA	1,159	$9,818
Intertek Group PLC	190	12,267
Intu Properties PLC(a)	1,053	1,601
ITV PLC	4,389	7,465
J Sainsbury PLC	1,904	7,143
JD Sports Fashion PLC	414	2,520
John Wood Group PLC	776	5,524
Johnson Matthey PLC	224	8,966
Just Eat PLC*	680	6,228
Kingfisher PLC	2,533	7,420
Land Securities Group PLC	839	9,549
Legal & General Group PLC	6,914	23,592
Lloyds Banking Group PLC	82,986	63,206
London Stock Exchange Group PLC	364	21,925
Marks & Spencer Group PLC	1,914	7,271
Meggitt PLC	912	6,188
Melrose Industries PLC	5,621	12,470
Merlin Entertainments PLC‡	834	3,709
Micro Focus International PLC(a)	488	9,315
Mondi PLC	428	10,357
National Grid PLC	3,968	43,073
Next PLC	156	9,946
Ocado Group PLC*	531	6,924
Pearson PLC	910	10,845
Pennon Group PLC	493	4,947
Persimmon PLC	367	11,466
Phoenix Group Holdings PLC	614	5,127
Prudential PLC	3,027	59,151
Quilter PLC‡	2,147	3,468
Reckitt Benckiser Group PLC	731	56,378
RELX PLC	2,234	49,561
Renishaw PLC	39	2,396
Rentokil Initial PLC	2,173	9,633
Rightmove PLC	1,038	6,445
Rolls-Royce Holdings PLC*	1,966	22,872
Royal Bank of Scotland Group PLC	5,278	16,726
Royal Mail PLC	1,084	3,823
RPC Group PLC	471	4,926
RSA Insurance Group PLC	1,207	8,142
Sage Group PLC (The)	1,277	10,516
Schroders PLC	132	4,534
Segro PLC	1,187	10,102
Severn Trent PLC	279	7,335
Smith & Nephew PLC	1,022	19,292
Smiths Group PLC	466	8,855
Spirax-Sarco Engineering PLC	87	7,330
SSE PLC	1,200	18,469
St James's Place PLC	615	7,588
Standard Chartered PLC	3,159	25,511
Standard Life Aberdeen PLC	2,949	9,762
Subsea 7 SA	303	3,444
Tate & Lyle PLC	548	4,958
Taylor Wimpey PLC	3,831	8,323
TechnipFMC PLC	535	12,456
Tesco PLC	11,290	33,134
Travis Perkins PLC	299	4,814
Unilever NV	1,768	94,628
Unilever PLC	1,277	66,933
United Utilities Group PLC	804	8,787
Vodafone Group PLC	31,189	56,856
Weir Group PLC (The)	304	6,018
Whitbread PLC	214	13,757
William Hill PLC	986	2,285
Wm Morrison Supermarkets PLC	2,560	7,888

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Europe ETF (continued)

January 31, 2019 (unaudited)

	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
WPP PLC	1,432	$16,385

Total United Kingdom		2,343,514

United States - 0.4%
Carnival PLC	192	10,881
Ferguson PLC	271	18,159
QIAGEN NV*	258	9,532

Total United States		38,572

Total Common Stocks
(Cost $11,739,293)		9,938,388
Preferred Stocks - 0.9%

Germany - 0.8%
Bayerische Motoren Werke AG, 6.54%	64	4,733
FUCHS PETROLUB SE, 2.26%	82	3,850
Henkel AG & Co. KGaA, 2.07%	204	19,869
Porsche Automobil Holding SE, 3.18%	179	11,666
RWE AG, 6.82%	46	1,130
Sartorius AG, 0.35%	40	6,008
Volkswagen AG, 2.75%	214	36,494

Total Germany		83,750

Spain - 0.1%
Grifols SA, 2.49%, Class B	310	5,798

Total Preferred Stocks
(Cost $107,452)		89,548
Rights - 0.0%(b)
Spain — 0.0%(b)
ACS Actividades de Construccion y Servicios SA, expires 2/12/19*(a)
(Cost $145)	284	157

Investment of Cash Collateral For Securities Loaned — 1.7%

Money Market Fund — 1.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.36%(f)
(Cost $175,583)	175,583	175,583

Total Investments — 101.5%
(Cost $12,022,473)		10,203,676
Other Assets and Liabilities, Net — (1.5)%		(156,947)
Net Assets — 100.0%		$10,046,729

		% of
Industry	Value	Net Assets
Financials	$1,931,280	19.2%
Industrials	1,335,367	13.3
Consumer Staples	1,317,183	13.1
Health Care	1,271,503	12.6
Consumer Discretionary	936,485	9.3
Energy	837,499	8.3
Materials	776,547	7.8
Communication Services	507,796	5.1
Information Technology	503,767	5.0
Utilities	423,919	4.2
Real Estate	186,747	1.9
Money Market Fund	175,583	1.7
Total Investments	$10,203,676	101 .5%
Other Assets and Liabilities, Net	(156,947)	(1.5)
Total Net Assets	$10,046,729	100 .0%

‡	May be sold to institutional investors only under Rule 144A or securities offered pursuant to section 4 (a) (2) of the Securities Act of 1933, as amended.
*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $166,275; total market value of collateral held by the Fund was $175,583.
(b)	Less than 0.05%.
(c)	Security has been deemed illiquid because it may not be able to be resold within seven days at approximately the price shown. At January 31, 2019, the value of this security was $1,281.
(d)	Securities are fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The securities are fair valued using significant unobservable inputs.
(e)	All or a portion of these securities have been segregated as collateral for forward foreign currency contracts. The total value of securities segregated amounted to $224,992.
(f)	Reflects the 1-day yield at January 31, 2019.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Europe ETF (continued)

January 31, 2019 (unaudited)

Forward Foreign Currency Contracts Outstanding as of January 31, 2019:

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at January 31, 2019	Unrealized Appreciation
Swiss Franc	02/08/19	Morgan Stanley	626,463	$631,662	$631,896	$234
Danish Krone	02/08/19	Morgan Stanley	848,937	130,502	130,556	54
Euro	02/08/19	Morgan Stanley	2,043,602	2,345,601	2,346,407	806
British Pound	02/08/19	Morgan Stanley	1,037,157	1,364,539	1,364,848	309
Norwegian Krone	02/08/19	Morgan Stanley	470,903	55,908	55,923	15
Polish Zloty	02/08/19	Morgan Stanley	111,912	30,136	30,142	6
Swedish Krona	02/08/19	Morgan Stanley	1,759,269	194,495	194,568	73
Unrealized Appreciation				$4,752,843	$4,754,340	$1,497
Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at January 31, 2019	Unrealized Appreciation
Swiss Franc	02/08/19	Morgan Stanley	(626,463)	$(637,517)	$(631,895)	$5,622
Swedish Krona	02/08/19	Morgan Stanley	(1,759,269)	(199,019)	(194,568)	4,451
Unrealized Appreciation				$(836,536)	$(826,463)	$10,073

				Total Unrealized Appreciation		$11,570
Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at January 31, 2019	Unrealized (Depreciation)
Swiss Franc	03/06/19	Morgan Stanley	(670,240)	$(677,389)	$(677,637)	$(248)
Danish Krone	02/08/19	Morgan Stanley	(848,937)	(130,453)	(130,556)	(103)
Danish Krone	03/06/19	Morgan Stanley	(878,811)	(135,391)	(135,454)	(63)
Euro	02/08/19	Morgan Stanley	(2,043,602)	(2,343,067)	(2,346,408)	(3,341)
Euro	03/06/19	Morgan Stanley	(2,168,500)	(2,494,155)	(2,495,045)	(890)
British Pound	02/08/19	Morgan Stanley	(1,037,157)	(1,323,233)	(1,364,849)	(41,616)
British Pound	03/06/19	Morgan Stanley	(1,076,685)	(1,418,301)	(1,418,660)	(359)
Norwegian Krone	02/08/19	Morgan Stanley	(470,903)	(54,472)	(55,923)	(1,451)
Norwegian Krone	03/06/19	Morgan Stanley	(490,880)	(58,346)	(58,363)	(17)
Polish Zloty	02/08/19	Morgan Stanley	(111,912)	(29,792)	(30,142)	(350)
Polish Zloty	03/06/19	Morgan Stanley	(116,749)	(31,461)	(31,468)	(7)
Swedish Krona	03/06/19	Morgan Stanley	(1,898,306)	(210,280)	(210,357)	(77)
Unrealized Depreciation				$(8,906,340)	$(8,954,862)	$(48,522)

				Total Unrealized Depreciation		$(48,522)

Net Unrealized Appreciation (Depreciation)						$(36,952)

As of January 31, 2019, there was no collateral segregated by the counterparty for forward foreign currency contracts.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2019. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Europe ETF (continued)

January 31, 2019 (unaudited)

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Investments in Securities:(g)
Common Stocks
Australia	$126,662	$–	$–		$126,662
Austria	41,225	–	–		41,225
Belgium	160,224	–	–		160,224
Chile	4,668	–	–		4,668
Denmark	270,238	–	–		270,238
Finland	213,886	–	–		213,886
France	1,648,421	–	–		1,648,421
Germany	1,322,224	–	–		1,322,224
Ireland	82,963	–	–		82,963
Italy	343,632	–	–		343,632
Jordan	3,517	–	–		3,517
Kazakhstan	2,162	–	–		2,162
Luxembourg	39,393	–	–		39,393
Mexico	2,895	–	–		2,895
Netherlands	713,380	–	–		713,380
Norway	113,106	–	–		113,106
Poland	62,769	–	–		62,769
Portugal	23,345	–	–		23,345
Russia	7,670	–	–		7,670
South Africa	34,332	–	–		34,332
Spain	489,638	–	1,281	(h)	490,919
Sweden	420,595	–	–		420,595
Switzerland	1,424,654	–	–		1,424,654
United Arab Emirates	3,422	–	–		3,422
United Kingdom	2,343,514	–	–		2,343,514
United States	38,572	–	–		38,572
Total Common Stocks	9,937,107	–	1,281		9,938,388
Preferred Stocks
Germany	83,750	–	–		83,750
Spain	5,798	–	–		5,798
Total Preferred Stocks	89,548	–	–		89,548
Rights
Spain	157	–	–		157
Total Rights	157	–	–		157
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	175,583	–	–		175,583
Total Investments in Securities	10,202,395	–	1,281		10,203,676
Other Financial Instruments:(i)
Forward Foreign Currency Contracts	–	11,570	–		11,570
Total Investments in Securities and Other Financial Instruments	$10,202,395	$11,570	$1,281		$10,215,246
Liability Valuation Inputs
Description	Level 1	Level 2	Level 3		Total
Other Financial Instruments:(i)
Forward Foreign Currency Contracts	$–	$48,522	$–		$48,522

(g)	For a complete listing of investments and their countries, see the Schedules of Investments.
(h)	The Level 3 security, valued at $1,281, has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.
(i)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended January 31, 2019, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 1)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of April 30, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2019
Common Stocks
Iberdrola SA(j)	$–	$–	$(4)	$68	$1,217	$–	$–	$–	$1,281

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Europe ETF (continued)

January 31, 2019 (unaudited)

Rolls-Royce Holdings PLC, Class C	2,740	–	(131)	32	–	(2,641)	–	–	–
Total	$2,740	$–	$(135)	$100	$1,217	$(2,641)	$–	$–	$1,281

(j)	Security has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

Information about Level 3 fair value measurements as of January 31, 2019.
Security Type	Fair Value	Valuation Technique	Unobservable Inputs
Common Stock	$1,281	Issuer Specific Facts	Comparable Information

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Japan ETF

January 31, 2019 (unaudited)

	Shares	Value
Common Stocks — 100.2%

Communication Services — 7.7%
Capcom Co., Ltd.	187	$4,004
CyberAgent, Inc.	187	6,014
Daiichikosho Co., Ltd.	83	3,920
DeNA Co., Ltd.	218	3,846
Dentsu, Inc.	424	20,103
Fuji Media Holdings, Inc.	89	1,315
Gree, Inc.	180	815
GungHo Online Entertainment, Inc.	721	1,703
Hakuhodo DY Holdings, Inc.	457	7,013
Kakaku.com, Inc.	254	4,444
KDDI Corp.	3,433	85,896
Koei Tecmo Holdings Co., Ltd.	115	1,925
Konami Holdings Corp.	184	8,471
LINE Corp.*	99	3,443
Nexon Co., Ltd.*	792	12,095
Nintendo Co., Ltd.	204	63,414
Nippon Telegraph & Telephone Corp.	1,255	53,865
Nippon Television Holdings, Inc.	98	1,539
NTT DOCOMO, Inc.	2,439	58,392
Shochiku Co., Ltd.	19	1,907
SKY Perfect JSAT Holdings, Inc.	232	1,021
Softbank Corp.*(a)	3,106	38,329
SoftBank Group Corp.	1,648	129,108
Square Enix Holdings Co., Ltd.	152	5,028
Toho Co., Ltd.	219	7,979
Tokyo Broadcasting System Holdings, Inc.	64	1,111
TV Asahi Holdings Corp.	39	721
Yahoo Japan Corp.	4,548	12,244

Total Communication Services		539,665

Consumer Discretionary — 18.5%
ABC-Mart, Inc.	53	3,039
Aisin Seiki Co., Ltd.	332	13,087
Aoyama Trading Co., Ltd.	85	2,122
Asics Corp.	340	4,905
ASKUL Corp.	36	725
Autobacs Seven Co., Ltd.	114	1,908
Bandai Namco Holdings, Inc.	378	16,655
Benesse Holdings, Inc.	139	3,629
Bic Camera, Inc.	290	3,400
Bridgestone Corp.	1,188	45,717
Canon Marketing Japan, Inc.	87	1,684
Casio Computer Co., Ltd.	420	5,584
Denso Corp.	883	40,471
Exedy Corp.	59	1,485
Fast Retailing Co., Ltd.	99	45,329
Fujitsu General Ltd.	109	1,399
H2O Retailing Corp.	172	2,417
Haseko Corp.	531	5,879
Heiwa Corp.	99	2,089
Hikari Tsushin, Inc.	48	7,666
HIS Co., Ltd.	57	2,150
Honda Motor Co., Ltd.	3,372	100,667
Iida Group Holdings Co., Ltd.	274	4,988
Isetan Mitsukoshi Holdings Ltd.	688	7,068
Isuzu Motors Ltd.	989	14,686
Izumi Co., Ltd.	80	4,028
J Front Retailing Co., Ltd.	480	5,496
Koito Manufacturing Co., Ltd.	220	13,200
Komeri Co., Ltd.	52	1,315
K's Holdings Corp.	366	3,639
Kyoritsu Maintenance Co., Ltd.	43	1,958
Marui Group Co., Ltd.	400	8,108
Mazda Motor Corp.	1,103	12,152
Mitsubishi Motors Corp.	1,209	7,476

	Shares	Value
Common Stocks (continued)
Consumer Discretionary (continued)
NGK Spark Plug Co., Ltd.	387	$8,314
NHK Spring Co., Ltd.	315	2,920
Nifco, Inc.	168	4,085
Nikon Corp.	671	11,493
Nissan Motor Co., Ltd.	3,734	31,799
Nissan Shatai Co., Ltd.	122	1,114
Nitori Holdings Co., Ltd.	144	18,736
NOK Corp.	221	3,560
Oriental Land Co., Ltd.	369	37,737
PALTAC Corp.	61	2,926
Pan Pacific International Holdings Corp.	227	13,203
Panasonic Corp.	4,124	40,243
Rakuten, Inc.	1,527	11,491
Resorttrust, Inc.	130	1,817
Rinnai Corp.	74	4,896
Ryohin Keikaku Co., Ltd.	45	10,627
Sankyo Co., Ltd.	104	4,023
Sanrio Co., Ltd.	118	2,434
Sega Sammy Holdings, Inc.	387	5,441
Sekisui Chemical Co., Ltd.	688	10,696
Sekisui House Ltd.(a)	1,122	16,764
Sharp Corp.	281	2,977
Shimachu Co., Ltd.	88	2,519
Shimamura Co., Ltd.	47	4,064
Shimano, Inc.	149	20,838
Skylark Holdings Co., Ltd.	365	6,070
Sony Corp.	2,451	123,124
Stanley Electric Co., Ltd.	285	8,262
Subaru Corp.	1,184	27,764
Sumitomo Electric Industries Ltd.	1,454	20,662
Sumitomo Forestry Co., Ltd.	259	3,377
Sumitomo Rubber Industries Ltd.	350	4,853
Suzuki Motor Corp.	824	42,960
Takashimaya Co., Ltd.	290	3,933
Tokai Rika Co., Ltd.	97	1,719
Toyo Tire Corp.	196	2,752
Toyoda Gosei Co., Ltd.	140	3,050
Toyota Boshoku Corp.	116	1,882
Toyota Industries Corp.	312	15,395
Toyota Motor Corp.	4,890	299,924
TS Tech Co., Ltd.	103	3,085
USS Co., Ltd.	417	7,296
Wacoal Holdings Corp.	113	3,067
Yamada Denki Co., Ltd.	1,398	6,885
Yamaha Corp.	313	13,690
Yamaha Motor Co., Ltd.	541	11,563
Yokohama Rubber Co., Ltd. (The)	208	4,403
Zensho Holdings Co., Ltd.	177	4,082
ZOZO, Inc.	339	6,831

Total Consumer Discretionary		1,297,467

Consumer Staples — 9.0%
Aeon Co., Ltd.	1,352	27,436
Ain Holdings, Inc.	52	3,803
Ajinomoto Co., Inc.	945	16,333
Ariake Japan Co., Ltd.	36	2,173
Asahi Group Holdings Ltd.	733	30,612
Calbee, Inc.	149	4,778
Ci:z Holdings Co., Ltd.	39	2,107
Coca-Cola Bottlers Japan Holdings, Inc.	283	8,724
Cosmos Pharmaceutical Corp.	16	3,061
Ezaki Glico Co., Ltd.	102	5,071
FamilyMart UNY Holdings Co., Ltd.	111	12,974
Fancl Corp.	140	3,028
Fuji Oil Holdings, Inc.	87	2,746

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Japan ETF (continued)

January 31, 2019 (unaudited)

	Shares	Value
Common Stocks (continued)
Consumer Staples (continued)
House Foods Group, Inc.	141	$4,891
Ito En Ltd.	110	4,887
Itoham Yonekyu Holdings, Inc.	257	1,632
Japan Tobacco, Inc.	2,311	58,396
Kagome Co., Ltd.	155	4,123
Kao Corp.	917	64,644
Kewpie Corp.	203	4,598
Kikkoman Corp.	350	18,556
Kirin Holdings Co., Ltd.	1,557	37,054
Kobayashi Pharmaceutical Co., Ltd.	122	7,735
Kose Corp.	55	8,081
Kusuri no Aoki Holdings Co., Ltd.	33	2,186
Lawson, Inc.	94	5,796
Lion Corp.	486	10,106
Maruha Nichiro Corp.	72	2,448
Matsumotokiyoshi Holdings Co., Ltd.	150	4,617
Megmilk Snow Brand Co., Ltd.	78	2,061
MEIJI Holdings Co., Ltd.	263	20,324
Mitsubishi Shokuhin Co., Ltd.	23	602
Morinaga & Co., Ltd.	80	3,279
Morinaga Milk Industry Co., Ltd.	81	2,345
NH Foods Ltd.	197	7,784
Nichirei Corp.	203	5,477
Nisshin Seifun Group, Inc.	497	10,006
Nissin Foods Holdings Co., Ltd.	136	8,635
Noevir Holdings Co., Ltd.	33	1,409
Pigeon Corp.(a)	207	8,065
Pola Orbis Holdings, Inc.	145	4,324
Sapporo Holdings Ltd.	121	2,758
Seven & i Holdings Co., Ltd.	1,489	64,838
Shiseido Co., Ltd.	750	44,622
Sugi Holdings Co., Ltd.	70	2,907
Sundrug Co., Ltd.	128	4,087
Suntory Beverage & Food Ltd.	243	10,751
Takara Holdings, Inc.	341	3,898
Toyo Suisan Kaisha Ltd.	174	6,243
Tsuruha Holdings, Inc.	71	6,550
Unicharm Corp.	747	23,022
Welcia Holdings Co., Ltd.	98	3,710
Yakult Honsha Co., Ltd.	238	15,811
Yamazaki Baking Co., Ltd.	248	4,854
Yaoko Co., Ltd.	41	2,147

Total Consumer Staples		633,105

Energy — 1.0%
Cosmo Energy Holdings Co., Ltd.	127	2,866
Idemitsu Kosan Co., Ltd.	285	10,043
Inpex Corp.	1,771	17,014
Japan Petroleum Exploration Co., Ltd.	57	1,068
JXTG Holdings, Inc.	6,140	33,479
Showa Shell Sekiyu K.K.	366	5,448

Total Energy		69,918

Financials — 11.7%
77 Bank Ltd. (The)	139	2,451
Acom Co., Ltd.	748	2,619
AEON Financial Service Co., Ltd.	225	4,356
Aiful Corp.*	561	1,433
Aozora Bank Ltd.	224	6,895
Aplus Financial Co., Ltd.*	176	133
Awa Bank Ltd. (The)	71	1,967
Bank of Kyoto Ltd. (The)	140	5,950
Chiba Bank Ltd. (The)	1,224	7,445
Chugoku Bank Ltd. (The)	340	3,127

	Shares	Value
Common Stocks (continued)
Financials (continued)
Concordia Financial Group Ltd.	2,249	$9,258
Credit Saison Co., Ltd.	318	4,178
Dai-ichi Life Holdings, Inc.	2,157	34,873
Daishi Hokuetsu Financial Group, Inc.	79	2,272
Daiwa Securities Group, Inc.	3,037	15,119
Fukuoka Financial Group, Inc.	284	6,266
Fuyo General Lease Co., Ltd.	40	1,992
Gunma Bank Ltd. (The)	835	3,683
Hachijuni Bank Ltd. (The)	888	3,933
Hiroshima Bank Ltd. (The)	575	3,329
Hitachi Capital Corp.	79	1,797
Hokuhoku Financial Group, Inc.	250	2,867
Iyo Bank Ltd. (The)	532	2,938
Jafco Co., Ltd.	61	2,135
Japan Exchange Group, Inc.	1,034	18,156
Japan Post Bank Co., Ltd.	794	9,244
Japan Post Holdings Co., Ltd.	2,565	31,512
Japan Post Insurance Co., Ltd.	129	2,942
Kansai Mirai Financial Group, Inc.*	355	2,636
Keiyo Bank Ltd. (The)	225	1,418
Kyushu Financial Group, Inc.	765	3,114
Matsui Securities Co., Ltd.	199	2,132
Mebuki Financial Group, Inc.	1,971	5,524
Mitsubishi UFJ Financial Group, Inc.	24,441	131,065
Mitsubishi UFJ Lease & Finance Co., Ltd.	853	4,358
Mizuho Financial Group, Inc.	49,142	81,008
MS&AD Insurance Group Holdings, Inc.	955	28,379
Nishi-Nippon Financial Holdings, Inc.	299	2,695
Nomura Holdings, Inc.	6,424	26,084
North Pacific Bank Ltd.	541	1,447
Orient Corp.	1,089	1,281
ORIX Corp.	2,483	37,417
Resona Holdings, Inc.	4,218	21,313
San-In Godo Bank Ltd. (The)	295	2,139
SBI Holdings, Inc.	432	9,201
Seven Bank Ltd.	1,288	3,834
Shiga Bank Ltd. (The)	99	2,304
Shinsei Bank Ltd.	299	4,044
Shizuoka Bank Ltd. (The)	1,001	8,388
Sompo Holdings, Inc.	664	24,930
Sony Financial Holdings, Inc.	339	6,426
Sumitomo Mitsui Financial Group, Inc.	2,559	95,113
Sumitomo Mitsui Trust Holdings, Inc.	718	27,228
Suruga Bank Ltd.	341	1,460
T&D Holdings, Inc.	1,078	13,337
Tokai Tokyo Financial Holdings, Inc.	436	1,915
Tokio Marine Holdings, Inc.	1,291	63,014
Tokyo Century Corp.	93	4,341
Yamaguchi Financial Group, Inc.	423	4,303
Zenkoku Hosho Co., Ltd.	102	3,566

Total Financials		818,284

Health Care — 8.9%
Alfresa Holdings Corp.	336	9,253
Asahi Intecc Co., Ltd.	190	8,240
Astellas Pharma, Inc.	3,723	55,060
Chugai Pharmaceutical Co., Ltd.	419	24,717
Daiichi Sankyo Co., Ltd.	1,229	42,540
Eisai Co., Ltd.	510	39,453
Hisamitsu Pharmaceutical Co., Inc.	139	7,089
Hoya Corp.	707	40,914
Kaken Pharmaceutical Co., Ltd.	68	3,205
Kissei Pharmaceutical Co., Ltd.	61	1,653
KYORIN Holdings, Inc.	75	1,592
Kyowa Hakko Kirin Co., Ltd.	491	9,384

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Japan ETF (continued)

January 31, 2019 (unaudited)

	Shares	Value
Common Stocks (continued)
Health Care (continued)
M3, Inc.	779	$11,202
Medipal Holdings Corp.	296	6,827
Miraca Holdings, Inc.	99	2,446
Mitsubishi Tanabe Pharma Corp.	430	6,721
Mochida Pharmaceutical Co., Ltd.	26	2,301
Nihon Kohden Corp.	145	4,550
Nippon Shinyaku Co., Ltd.	104	6,594
Nipro Corp.	224	3,001
Olympus Corp.	543	22,303
Ono Pharmaceutical Co., Ltd.	855	18,623
Otsuka Holdings Co., Ltd.	815	33,347
PeptiDream, Inc.*	164	6,985
Rohto Pharmaceutical Co., Ltd.	194	5,211
Santen Pharmaceutical Co., Ltd.	703	9,683
Sawai Pharmaceutical Co., Ltd.	72	3,705
Shionogi & Co., Ltd.	545	33,482
Sumitomo Dainippon Pharma Co., Ltd.	322	7,533
Suzuken Co., Ltd.	150	7,856
Sysmex Corp.	365	20,281
Taisho Pharmaceutical Holdings Co., Ltd.	80	8,093
Takara Bio, Inc.	87	1,963
Takeda Pharmaceutical Co., Ltd.	2,931	118,204
Terumo Corp.	626	35,709
Tsumura & Co.	127	3,693

Total Health Care		623,413

Industrials — 21.9%
AGC, Inc.	358	12,122
Aica Kogyo Co., Ltd.	101	3,541
Amada Holdings Co., Ltd.	629	6,311
ANA Holdings, Inc.	216	7,955
Benefit One, Inc.	57	1,925
Central Japan Railway Co.	350	75,544
Chiyoda Corp.	294	891
COMSYS Holdings Corp.	221	5,757
Dai Nippon Printing Co., Ltd.	567	13,108
Daifuku Co., Ltd.	186	9,297
Daikin Industries Ltd.	513	55,458
DMG Mori Co., Ltd.	193	2,609
East Japan Railway Co.	713	66,039
Ebara Corp.	198	5,447
FANUC Corp.	372	62,758
Fuji Electric Co., Ltd.	242	7,449
Fujikura Ltd.	539	2,357
Fukuyama Transporting Co., Ltd.	67	2,687
Furukawa Electric Co., Ltd.	121	3,613
Glory Ltd.	102	2,530
GS Yuasa Corp.	151	3,144
Hankyu Hanshin Holdings, Inc.	431	15,366
Hino Motors Ltd.	526	5,273
Hitachi Construction Machinery Co., Ltd.	207	5,227
Hitachi Transport System Ltd.	79	2,203
Hoshizaki Corp.	101	7,165
IHI Corp.	251	7,922
ITOCHU Corp.	2,729	49,938
Japan Airlines Co., Ltd.	227	8,268
Japan Airport Terminal Co., Ltd.	94	3,593
Japan Steel Works Ltd. (The)	122	2,249
JGC Corp.	416	6,345
JTEKT Corp.	441	5,710
Kajima Corp.	881	12,515
Kamigumi Co., Ltd.	201	4,447
Kandenko Co., Ltd.	197	1,850
Kawasaki Heavy Industries Ltd.	284	7,137
Kawasaki Kisen Kaisha Ltd.*	162	2,112

	Shares	Value
Common Stocks (continued)
Industrials (continued)
Keihan Holdings Co., Ltd.	191	$7,871
Keikyu Corp.	477	8,113
Keio Corp.	220	12,634
Keisei Electric Railway Co., Ltd.	271	8,591
Kinden Corp.	255	4,189
Kintetsu Group Holdings Co., Ltd.	347	15,129
Kokuyo Co., Ltd.	166	2,425
Komatsu Ltd.	1,769	44,887
Kubota Corp.	2,149	33,845
Kurita Water Industries Ltd.	215	5,453
Kyowa Exeo Corp.	186	4,563
Kyudenko Corp.	79	2,835
Kyushu Railway Co.	309	10,534
LIXIL Group Corp.	505	7,406
Mabuchi Motor Co., Ltd.	103	3,606
Maeda Corp.	260	2,566
Maeda Road Construction Co., Ltd.	111	2,159
Makita Corp.	468	16,556
Marubeni Corp.	3,022	23,508
MINEBEA MITSUMI, Inc.	812	13,296
MISUMI Group, Inc.	534	12,169
Mitsubishi Corp.	2,485	72,634
Mitsubishi Electric Corp.	3,824	47,980
Mitsubishi Heavy Industries Ltd.	555	21,434
Mitsubishi Logistics Corp.	135	3,451
Mitsui & Co., Ltd.	3,276	53,356
Mitsui OSK Lines Ltd.	216	5,383
Miura Co., Ltd.	191	4,739
MonotaRO Co., Ltd.	224	4,761
Nabtesco Corp.	229	6,033
Nagase & Co., Ltd.	214	3,127
Nagoya Railroad Co., Ltd.	369	9,765
Nankai Electric Railway Co., Ltd.	210	5,619
NGK Insulators Ltd.	515	7,903
Nidec Corp.	450	53,878
Nihon M&A Center, Inc.	248	6,191
Nippo Corp.	97	1,852
Nippon Express Co., Ltd.	142	8,977
Nippon Yusen K.K.	315	5,262
Nishi-Nippon Railroad Co., Ltd.	148	3,777
Nisshinbo Holdings, Inc.	271	2,356
NSK Ltd.	857	8,339
NTN Corp.	832	2,722
Obayashi Corp.	1,299	12,330
Odakyu Electric Railway Co., Ltd.	590	13,255
OKUMA Corp.	58	2,990
OSG Corp.	149	3,044
Park24 Co., Ltd.	212	5,051
Penta-Ocean Construction Co., Ltd.	557	3,260
Persol Holdings Co., Ltd.	330	5,861
Pilot Corp.	49	2,391
Recruit Holdings Co., Ltd.	2,311	61,847
Sankyu, Inc.	97	4,724
Sanwa Holdings Corp.	387	4,445
Secom Co., Ltd.	374	31,276
Seibu Holdings, Inc.	415	7,196
Seino Holdings Co., Ltd.	301	4,149
SG Holdings Co., Ltd.	409	10,963
Shima Seiki Manufacturing Ltd.	58	1,889
Shimizu Corp.	1,092	9,281
SMC Corp.	114	37,427
Sohgo Security Services Co., Ltd.	132	5,749
Sojitz Corp.	2,422	9,303
Sotetsu Holdings, Inc.	148	4,427
Sumitomo Corp.	2,167	33,482

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Japan ETF (continued)

January 31, 2019 (unaudited)

	Shares	Value
Common Stocks (continued)
Industrials (continued)
Sumitomo Heavy Industries Ltd.	218	$7,361
Tadano Ltd.	225	2,553
Taisei Corp.	399	18,735
TechnoPro Holdings, Inc.	75	3,928
THK Co., Ltd.	223	5,280
Tobu Railway Co., Ltd.	397	11,199
Toda Corp.	456	2,920
Tokyu Corp.	951	16,253
Toppan Forms Co., Ltd.	73	612
Toppan Printing Co., Ltd.	503	8,232
Toshiba Corp.	1,134	35,792
Toshiba Plant Systems & Services Corp.	74	1,390
TOTO Ltd.	278	10,767
Toyota Tsusho Corp.	431	13,703
Ushio, Inc.	231	2,626
West Japan Railway Co.	351	25,605
Yamato Holdings Co., Ltd.	689	18,338

Total Industrials		1,539,370

Information Technology — 9.9%
Advantest Corp.	365	8,294
Alps Alpine Co., Ltd.	374	7,859
Azbil Corp.	261	5,482
Brother Industries Ltd.	459	7,727
Canon, Inc.	1,991	56,969
Citizen Watch Co., Ltd.	532	2,835
Disco Corp.	52	7,683
FUJIFILM Holdings Corp.	722	30,949
Fujitsu Ltd.	372	24,898
GMO internet, Inc.	124	1,670
GMO Payment Gateway, Inc.	64	3,305
Hamamatsu Photonics K.K.	248	8,864
Hirose Electric Co., Ltd.	65	6,964
Hitachi High-Technologies Corp.	126	4,538
Hitachi Ltd.	1,787	56,042
Horiba Ltd.	71	3,477
Ibiden Co., Ltd.	211	3,069
Itochu Techno-Solutions Corp.	192	3,991
Japan Aviation Electronics Industry Ltd.	87	1,130
Keyence Corp.	174	89,310
Konica Minolta, Inc.	871	8,748
Kyocera Corp.	596	33,483
Murata Manufacturing Co., Ltd.	366	51,858
NEC Corp.	492	16,501
Nihon Unisys Ltd.	128	3,050
Nippon Electric Glass Co., Ltd.	155	4,301
Nomura Research Institute Ltd.	200	8,160
NS Solutions Corp.	63	1,657
NTT Data Corp.	1,219	14,516
OBIC Business Consultants Co., Ltd.	30	1,110
Obic Co., Ltd.	130	12,280
Omron Corp.	371	15,170
Oracle Corp. Japan	66	4,803
Otsuka Corp.	201	6,483
Renesas Electronics Corp.*	1,347	7,736
Ricoh Co., Ltd.	1,315	13,992
Rohm Co., Ltd.	172	12,075
SCREEN Holdings Co., Ltd.	78	3,322
SCSK Corp.	83	3,352
Seiko Epson Corp.	535	8,495
Shimadzu Corp.	518	11,876
SUMCO Corp.	459	6,352
Taiyo Yuden Co., Ltd.	217	3,796
TDK Corp.	231	18,191
TIS, Inc.	155	6,950

	Shares	Value
Common Stocks (continued)
Information Technology (continued)
Tokyo Electron Ltd.	301	$43,243
Topcon Corp.	205	2,754
Trend Micro, Inc.	226	12,003
Ulvac, Inc.	95	3,116
Yaskawa Electric Corp.	506	14,227
Yokogawa Electric Corp.	473	8,788

Total Information Technology		697,444

Materials — 6.4%
Air Water, Inc.	295	4,914
Asahi Kasei Corp.	2,411	26,407
Daicel Corp.	558	5,845
Daido Steel Co., Ltd.	66	2,753
Denka Co., Ltd.	170	5,452
DIC Corp.	159	5,092
Dowa Holdings Co., Ltd.	90	2,878
FP Corp.	44	2,495
Hitachi Chemical Co., Ltd.(a)	192	3,154
Hitachi Metals Ltd.	385	4,312
JFE Holdings, Inc.	995	17,504
JSR Corp.	362	5,841
Kaneka Corp.	113	4,413
Kansai Paint Co., Ltd.	376	6,599
Kobe Steel Ltd.	580	4,637
Kuraray Co., Ltd.	678	10,410
Lintec Corp.	100	2,215
Maruichi Steel Tube Ltd.	122	3,912
Mitsubishi Chemical Holdings Corp.	2,466	21,143
Mitsubishi Gas Chemical Co., Inc.	358	5,642
Mitsubishi Materials Corp.	242	6,916
Mitsui Chemicals, Inc.	342	8,560
Mitsui Mining & Smelting Co., Ltd.	110	2,580
Nippon Kayaku Co., Ltd.	330	4,151
Nippon Paint Holdings Co., Ltd.	298	9,967
Nippon Paper Industries Co., Ltd.	186	3,642
Nippon Shokubai Co., Ltd.	60	3,970
Nippon Steel & Sumitomo Metal Corp.	1,506	27,815
Nissan Chemical Corp.	266	14,127
Nitto Denko Corp.	302	17,038
NOF Corp.	134	4,414
Oji Holdings Corp.	1,700	9,825
Rengo Co., Ltd.	407	3,553
Shin-Etsu Chemical Co., Ltd.	790	66,609
Showa Denko K.K.	281	9,399
Sumitomo Bakelite Co., Ltd.	62	2,307
Sumitomo Chemical Co., Ltd.	2,914	15,155
Sumitomo Metal Mining Co., Ltd.	455	13,111
Sumitomo Osaka Cement Co., Ltd.	68	3,012
Taiheiyo Cement Corp.	235	8,033
Taiyo Nippon Sanso Corp.	275	4,346
Teijin Ltd.	358	6,178
Tokai Carbon Co., Ltd.	380	5,189
Tokuyama Corp.	137	3,187
Toray Industries, Inc.	2,930	21,724
Tosoh Corp.	549	7,784
Toyo Seikan Group Holdings Ltd.	296	6,653
Toyobo Co., Ltd.	170	2,521
Ube Industries Ltd.	204	4,600
Yamato Kogyo Co., Ltd.	65	1,691
Zeon Corp.	280	2,866

Total Materials		446,541

Real Estate — 3.0%
Aeon Mall Co., Ltd.	234	3,883

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Japan ETF (continued)

January 31, 2019 (unaudited)

	Shares	Value
Common Stocks (continued)
Real Estate (continued)
Daito Trust Construction Co., Ltd.	135	$18,787
Daiwa House Industry Co., Ltd.	1,260	40,835
Hulic Co., Ltd.	685	6,313
Ichigo, Inc.	393	1,354
Leopalace21 Corp.	455	2,153
Mitsubishi Estate Co., Ltd.	2,285	40,407
Mitsui Fudosan Co., Ltd.	1,829	44,318
Nomura Real Estate Holdings, Inc.	227	4,407
Open House Co., Ltd.	61	2,539
Relo Group, Inc.	197	5,181
Sumitomo Realty & Development Co., Ltd.	831	31,711
Tokyo Tatemono Co., Ltd.	401	4,871
Tokyu Fudosan Holdings Corp.	1,129	6,141

Total Real Estate		212,900

Utilities — 2.2%
Chubu Electric Power Co., Inc.	1,348	21,298
Chugoku Electric Power Co., Inc. (The)	553	7,556
Electric Power Development Co., Ltd.	319	7,964
Hokkaido Electric Power Co., Inc.	348	2,408
Hokuriku Electric Power Co.*	331	2,907
Kansai Electric Power Co., Inc. (The)	1,403	21,323
Kyushu Electric Power Co., Inc.	896	11,082
Nippon Gas Co., Ltd.	76	2,783
Osaka Gas Co., Ltd.	766	15,112
Shikoku Electric Power Co., Inc.	295	3,724
Toho Gas Co., Ltd.	169	7,229
Tohoku Electric Power Co., Inc.	910	12,308
Tokyo Electric Power Co., Holdings, Inc.*	3,010	18,503
Tokyo Gas Co., Ltd.	831	21,827

Total Utilities		156,024

Total Common Stocks
(Cost $7,041,666)		7,034,131

Short-Term Investment — 0.6%

Money Market Fund — 0.6%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 2.28%(b)
(Cost $43,481)	43,481	43,481

Investment of Cash Collateral For Securities Loaned — 0.2%

Money Market Fund — 0.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.36%(b)
(Cost $17,008)	17,008	17,008

Total Investments — 101.0%
(Cost $7,102,155)		7,094,620
Other Assets and Liabilities, Net — (1.0)%		(77,307)
Net Assets — 100.0%		$7,017,313

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $60,330; total market value of collateral held by the Fund was $64,263. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $47,255.
(b)	Reflects the 1-day yield at January 31, 2019.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Japan ETF (continued)

January 31, 2019 (unaudited)

Forward Foreign Currency Contracts Outstanding as of January 31, 2019:

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at January 31, 2019	Unrealized Appreciation
Japanese Yen	02/08/19	Merrill Lynch	676,875,564	$6,202,556	$6,223,170	$20,614
Unrealized Appreciation				$6,202,556	$6,223,170	$20,614

				Total Unrealized Appreciation		$20,614

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at January 31, 2019	Unrealized (Depreciation)
Japanese Yen	02/08/19	Merrill Lynch	939,190,122	$8,674,044	$8,634,880	$(39,164)
Unrealized Depreciation				$8,674,044	$8,634,880	$(39,164)

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at January 31, 2019	Unrealized (Depreciation)
Japanese Yen	02/08/19	Merrill Lynch	(1,616,065,686)	$(14,766,682)	$(14,858,050)	$(91,368)
Japanese Yen	03/06/19	Merrill Lynch	(382,751,971)	(3,525,030)	(3,525,901)	(871)
Unrealized Depreciation				$(18,291,712)	$(18,383,951)	$(92,239)

				Total Unrealized Depreciation		$(131,403)

Net Unrealized Appreciation (Depreciation)						$(110,789)

As of January 31, 2019, there was no collateral segregated by the counterparty for forward foreign currency contracts.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2019. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(c)
Common Stocks	$7,034,131	$–	$–	$7,034,131
Short-Term Investment:
Money Market Fund	43,481	–	–	43,481
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	17,008	–	–	17,008
Total Investments in Securities	7,094,620	–	–	7,094,620
Other Financial Instruments:(d)
Forward Foreign Currency Contracts	–	20,614	–	20,614
Total Investments in Securities and Other Financial Instruments	$7,094,620	$20,614	$–	$7,115,234
Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(d)
Forward Foreign Currency Contracts	$–	$131,403	$–	$131,403

(c)	For a complete listing of investments and their industries, see the Schedules of Investments.
(d)	Reflects the unrealized appreciation (depreciation) of the instruments.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Japan ETF (continued)

January 31, 2019 (unaudited)

For the period ended January 31, 2019, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Leaders GTAA Tracker ETF

January 31, 2019 (unaudited)

	Shares	Value
Investment Companies — 100.2%

Aggregate Bond Funds — 24.5%
iShares Core U.S. Aggregate Bond ETF	57,350	$6,162,831
SPDR Portfolio Aggregate Bond ETF(a)	13,800	388,332
Vanguard Total Bond Market ETF	49,377	3,954,604

Total Aggregate Bond Funds		10,505,767

Convertible Bond Fund — 4.1%
SPDR Bloomberg Barclays Convertible Securities ETF	34,745	1,755,665

Emerging Equity Funds — 7.0%
iShares Core MSCI Emerging Markets ETF	27,453	1,418,771
Vanguard FTSE Emerging Markets ETF	38,120	1,592,654

Total Emerging Equity Funds		3,011,425

High Yield Corporate Bond Funds — 12.8%
iShares iBoxx High Yield Corporate Bond ETF(a)	42,603	3,625,941
SPDR Bloomberg Barclays High Yield Bond ETF(a)	52,802	1,866,551

Total High Yield Corporate Bond Funds		5,492,492

International Equity Core Funds — 26.8%
iShares Core MSCI EAFE ETF	87,145	5,113,669
Vanguard FTSE Developed Markets ETF	160,539	6,400,690

Total International Equity Core Funds		11,514,359

Investment Grade Corporate Bond Funds — 0.1%
iShares Broad USD Investment Grade Corporate Bond ETF	32	1,735
iShares iBoxx $ Investment Grade Corporate Bond ETF	191	22,274

Total Investment Grade Corporate Bond Funds		24,009

U.S. Large Cap Core Funds — 24.9%
Consumer Discretionary Select Sector SPDR Fund	9,424	1,025,143
Consumer Staples Select Sector SPDR Fund	11,845	632,405
Energy Select Sector SPDR Fund	13,676	872,255
Financial Select Sector SPDR Fund	60,282	1,563,715
Health Care Select Sector SPDR Fund(a)	6,782	614,924
Industrial Select Sector SPDR Fund(a)	17,233	1,236,812
Technology Select Sector SPDR Fund(a)	11,733	777,663
Utilities Select Sector SPDR Fund	19,508	1,068,258
Vanguard Consumer Discretionary ETF	1,225	202,982
Vanguard Consumer Staples ETF(a)	1,894	261,940
Vanguard Energy ETF	2,380	205,013
Vanguard Financials ETF(a)	6,532	424,253
Vanguard Health Care ETF	1,682	286,159
Vanguard Industrials ETF(a)	2,691	360,782
Vanguard Information Technology ETF(a)	4,353	784,237
Vanguard Utilities ETF(a)	2,968	362,719

Total U.S. Large Cap Core Funds		10,679,260

Total Investment Companies
(Cost $43,124,482)		42,982,977

	Shares	Value
Investment of Cash Collateral For Securities Loaned — 16.0%

Money Market Fund — 16.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.36%(b)
(Cost $6,883,172)	6,883,172	$6,883,172

Total Investments — 116.2%
(Cost $50,007,654)		49,866,149
Other Assets and Liabilities, Net — (16.2)%		(6,969,747)
Net Assets — 100.0%		$42,896,402

(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $9,596,220; total market value of collateral held by the Fund was $9,762,009. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $2,878,837.
(b)	Reflects the 1-day yield at January 31, 2019.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Leaders GTAA Tracker ETF (continued)

January 31, 2019 (unaudited)

Total Return Swap contracts outstanding at January 31, 2019:

		Annual Financing		Payment	Notional	Value/
		Rate		Frequency	Amount	Unrealized
		Received	Expiration	Received/	Long	Appreciation/
Total Return Benchmark	Counterparty	(Paid) %	Date	(Paid)	(Short)	(Depreciation)(c)
Consumer Discretionary Select Sector SPDR Fund	Morgan Stanley	2.90	10/03/2019	Monthly	$121,290	$–
Consumer Staples Select Sector SPDR Fund	Morgan Stanley	2.90	10/03/2019	Monthly	74,853	–
Energy Select Sector SPDR Fund	Morgan Stanley	2.90	10/03/2019	Monthly	103,260	–
Financial Select Sector SPDR Fund	Morgan Stanley	2.90	10/03/2019	Monthly	185,082	–
Health Care Select Sector SPDR Fund	Morgan Stanley	2.90	10/03/2019	Monthly	72,808	–
Industrial Select Sector SPDR Fund	Morgan Stanley	2.90	10/03/2019	Monthly	146,411	–
iShares 7-10 Year Treasury Bond ETF	Morgan Stanley	2.00	10/03/2019	Monthly	(2,044,531)	–
iShares Broad USD Investment Grade Corporate Bond ETF	Morgan Stanley	2.90	10/03/2019	Monthly	217	–
iShares Core MSCI EAFE ETF	Morgan Stanley	2.90	10/03/2019	Monthly	605,284	–
iShares Core MSCI Emerging Markets ETF	Morgan Stanley	2.90	10/03/2019	Monthly	167,960	–
iShares Core U.S. Aggregate Bond ETF	Morgan Stanley	2.90	10/03/2019	Monthly	729,438	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	2.90	10/03/2019	Monthly	2,682	–
iShares iBoxx High Yield Corporate Bond ETF	Morgan Stanley	2.90	10/03/2019	Monthly	429,210	–
iShares Russell 2000 ETF	Morgan Stanley	1.81	10/03/2019	Monthly	(571,645)	–
Materials Select Sector SPDR Fund	Morgan Stanley	2.00	10/03/2019	Monthly	(287,663)	–
SPDR Bloomberg Barclays Convertible Securities ETF	Morgan Stanley	2.90	10/03/2019	Monthly	207,830	–
SPDR Bloomberg Barclays High Yield Bond ETF	Morgan Stanley	2.90	10/03/2019	Monthly	220,938	–
SPDR Portfolio Aggregate Bond ETF	Morgan Stanley	2.90	10/03/2019	Monthly	45,953	–
Technology Select Sector SPDR Fund	Morgan Stanley	2.90	10/03/2019	Monthly	92,063	–
Utilities Select Sector SPDR Fund	Morgan Stanley	2.90	10/03/2019	Monthly	126,441	–
Vanguard Consumer Discretionary ETF	Morgan Stanley	2.90	10/03/2019	Monthly	24,027	–
Vanguard Consumer Staples ETF	Morgan Stanley	2.90	10/03/2019	Monthly	30,979	–
Vanguard Energy ETF	Morgan Stanley	2.90	10/03/2019	Monthly	24,291	–
Vanguard Financials ETF	Morgan Stanley	2.90	10/03/2019	Monthly	50,206	–
Vanguard FTSE Developed Markets ETF	Morgan Stanley	2.90	10/03/2019	Monthly	757,610	–
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	2.90	10/03/2019	Monthly	188,511	–
Vanguard Health Care ETF	Morgan Stanley	2.90	10/03/2019	Monthly	33,856	–
Vanguard Industrials ETF	Morgan Stanley	2.90	10/03/2019	Monthly	42,634	–
Vanguard Information Technology ETF	Morgan Stanley	2.90	10/03/2019	Monthly	92,782	–
Vanguard Real Estate ETF	Morgan Stanley	1.99	10/03/2019	Monthly	(2,271,922)	–
Vanguard Total Bond Market ETF	Morgan Stanley	2.90	10/03/2019	Monthly	468,126	–
Vanguard Utilities ETF	Morgan Stanley	2.90	10/03/2019	Monthly	42,896	–
						$–

The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $233,188 at January 31, 2019. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(c) Reflects the value at reset date of January 31, 2019.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Leaders GTAA Tracker ETF (continued)

January 31, 2019 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2019. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(d)
Investment Companies	$42,982,977	$–	$–	$42,982,977
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	6,883,172	–	–	6,883,172
Total Investments in Securities	49,866,149	–	–	49,866,149
Other Financial Instruments:(e)
Swap Contracts	–	–	–	–
Total Investments in Securities and Other Financial Instruments	$49,866,149	$–	$–	$49,866,149
Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(e)
Swap Contracts	$–	$–	$–	$–

(d)	For a complete listing of investments and their industries, see the Schedules of Investments.
(e)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended January 31, 2019, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Enhanced Core Bond U.S. ETF

January 31, 2019 (unaudited)

	Shares	Value
Investment Companies — 99.9%

Mortgage Backed Securities Funds — 24.0%
iShares MBS ETF	100,276	$10,578,115
SPDR Bloomberg Barclays Mortgage Backed Bond ETF	8,356	214,081
Vanguard Mortgage-Backed Securities ETF	125,173	6,498,982

Total Mortgage Backed Securities Funds		17,291,178

U.S. Intermediate Term Treasury Bond Funds — 31.8%
Schwab Intermediate-Term U.S. Treasury ETF	215,420	11,456,035
Vanguard Intermediate-Term Treasury ETF	179,260	11,427,825

Total U.S. Intermediate Term Treasury Bond Funds		22,883,860

U.S. Short Term Treasury Bond Funds — 44.1%
Schwab Short-Term U.S. Treasury ETF	275,284	13,769,706
Vanguard Short-Term Treasury ETF	297,408	17,915,858

Total U.S. Short Term Treasury Bond Funds		31,685,564

Total Investment Companies
(Cost $71,082,324)		71,860,602

Short-Term Investment — 0.1%

Money Market Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 2.28%(a)
(Cost $64,996)	64,996	64,996

Total Investments — 100.0%
(Cost $71,147,320)		71,925,598
Other Assets and Liabilities, Net — (0.0)%(b)		(9,828)
Net Assets — 100.0%		$71,915,770

(a)	Reflects the 1-day yield at January 31, 2019.
(b)	Less than 0.05%.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Enhanced Core Bond U.S. ETF (continued)

January 31, 2019 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2019. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(c)
Investment Companies	$71,860,602	$–	$–	$71,860,602
Short-Term Investment:
Money Market Fund	64,996	–	–	64,996
Total Investments in Securities	$71,925,598	$–	$–	$71,925,598

(c)	For a complete listing of investments and their industries, see the Schedules of Investments.

For the period ended January 31, 2019, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Enhanced Core Plus Bond U.S. ETF

January 31, 2019 (unaudited)

	Shares	Value
Investment Companies — 99.8%

Mortgage Backed Securities Funds — 21.1%
iShares MBS ETF	201,588	$21,265,518
SPDR Bloomberg Barclays Mortgage Backed Bond ETF(a)	16,792	430,211
Vanguard Mortgage-Backed Securities ETF	251,631	13,064,682

Total Mortgage Backed Securities Funds		34,760,411

U.S. Intermediate Term Treasury Bond Funds — 29.0%
Schwab Intermediate-Term U.S. Treasury ETF	448,306	23,840,913
Vanguard Intermediate-Term Treasury ETF	373,053	23,782,129

Total U.S. Intermediate Term Treasury Bond Funds		47,623,042

U.S. Short Term Treasury Bond Funds — 49.7%
Schwab Short-Term U.S. Treasury ETF(a)	710,890	35,558,718
Vanguard Short-Term Treasury ETF(a)	768,010	46,264,922

Total U.S. Short Term Treasury Bond Funds		81,823,640

Total Investment Companies
(Cost $162,558,147)		164,207,093

Short-Term Investment — 0.3%

Money Market Fund — 0.3%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 2.28%(b)
(Cost $412,235)	412,235	412,235

Investment of Cash Collateral For Securities Loaned — 0.5%
Money Market Fund — 0.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.36%(b)
(Cost $876,277)	876,277	876,277

Total Investments — 100.6%
(Cost $163,846,659)		165,495,605
Other Assets and Liabilities, Net — (0.6)%		(902,439)
Net Assets — 100.0%		$164,593,166

(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $857,232; total market value of collateral held by the Fund was $876,277.
(b)	Reflects the 1-day yield at January 31, 2019.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Enhanced Core Plus Bond U.S. ETF (continued)

January 31, 2019 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2019. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(c)
Investment Companies	$164,207,093	$–	$–	$164,207,093
Short-Term Investment:
Money Market Fund	412,235	–	–	412,235
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	876,277	–	–	876,277
Total Investments in Securities	$165,495,605	$–	$–	$165,495,605

(c)	For a complete listing of investments and their industries, see the Schedules of Investments.

For the period ended January 31, 2019, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ S&P High Yield Low Volatility Bond ETF

January 31, 2019 (unaudited)

	Principal Amount	Value
Long - Term Bonds 98.1%
Corporate Bonds — 91.3%
Consumer Discretionary — 9.2%
Allison Transmission, Inc.
5.000%, due 10/1/24‡	$224,000	$220,640
Boyd Gaming Corp.
6.000%, due 8/15/26	100,000	99,875
6.375%, due 4/1/26	258,000	263,482
6.875%, due 5/15/23	150,000	155,062
Dana, Inc.
5.500%, due 12/15/24	100,000	97,750
Eldorado Resorts, Inc.
6.000%, due 4/1/25	175,000	176,094
6.000%, due 9/15/26‡	200,000	199,500
ESH Hospitality, Inc.
5.250%, due 5/1/25‡	300,000	296,250
Goodyear Tire & Rubber Co. (The)
5.125%, due 11/15/23	200,000	199,500
Hanesbrands, Inc.
4.625%, due 5/15/24‡	176,000	172,480
4.875%, due 5/15/26‡	255,000	243,844
Hilton Domestic Operating Co., Inc.
4.250%, due 9/1/24	300,000	292,875
5.125%, due 5/1/26‡	285,000	286,781
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.625%, due 4/1/25	250,000	246,875
4.875%, due 4/1/27	134,000	131,990
International Game Technology PLC
6.250%, due 2/15/22‡	360,000	372,600
6.250%, due 1/15/27‡	200,000	202,750
6.500%, due 2/15/25‡	253,000	262,740
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp.
6.750%, due 11/15/21‡	175,000	180,687
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.750%, due 6/1/27‡	175,000	169,531
5.000%, due 6/1/24‡	216,000	215,460
5.250%, due 6/1/26‡	275,000	277,062
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
4.500%, due 9/1/26	130,000	123,175
5.625%, due 5/1/24	228,000	233,985
5.750%, due 2/1/27‡	175,000	176,531
MGM Resorts International
4.625%, due 9/1/26	129,000	121,583
5.750%, due 6/15/25	225,000	225,563
6.000%, due 3/15/23	314,000	325,383
6.625%, due 12/15/21	350,000	369,250
6.750%, due 10/1/20	250,000	260,625
7.750%, due 3/15/22	150,000	162,937
Penske Automotive Group, Inc.
5.500%, due 5/15/26	125,000	122,188
QVC, Inc.
4.450%, due 2/15/25	115,000	110,315
4.850%, due 4/1/24	186,000	186,102
Scientific Games International, Inc.
5.000%, due 10/15/25‡	275,000	260,563
Six Flags Entertainment Corp.
4.875%, due 7/31/24‡	202,000	198,465
5.500%, due 4/15/27‡	150,000	148,500

	Principal Amount	Value
Corporate Bonds (continued)
Consumer Discretionary (continued)
Viking Cruises Ltd.
5.875%, due 9/15/27‡	$200,000	$195,500
		7,984,493
Consumer Staples — 2.6%
B&G Foods, Inc.
5.250%, due 4/1/25	225,000	220,500
Lamb Weston Holdings, Inc.
4.625%, due 11/1/24‡	202,000	200,485
4.875%, due 11/1/26‡	215,000	213,387
Post Holdings, Inc.
5.000%, due 8/15/26‡	400,000	378,000
5.500%, due 3/1/25‡	225,000	223,594
5.625%, due 1/15/28‡	200,000	191,500
5.750%, due 3/1/27‡	325,000	318,094
Spectrum Brands, Inc.
5.750%, due 7/15/25	225,000	221,344
Tempur Sealy International, Inc.
5.500%, due 6/15/26	150,000	142,875
5.625%, due 10/15/23	125,000	124,062
		2,233,841
Energy — 12.8%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.500%, due 5/20/25	150,000	147,000
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.375%, due 9/15/24	125,000	121,875
Antero Resources Corp.
5.000%, due 3/1/25	175,000	168,656
5.125%, due 12/1/22	300,000	300,000
5.375%, due 11/1/21	129,000	129,645
5.625%, due 6/1/23	172,000	172,860
Blue Racer Midstream LLC / Blue Racer Finance Corp.
6.125%, due 11/15/22‡	200,000	201,750
Cheniere Corpus Christi Holdings LLC
5.125%, due 6/30/27	377,000	380,770
5.875%, due 3/31/25	358,000	375,900
7.000%, due 6/30/24	280,000	308,350
Cheniere Energy Partners LP
5.250%, due 10/1/25	377,000	376,057
5.625%, due 10/1/26‡	250,000	249,687
Continental Resources, Inc.
3.800%, due 6/1/24	172,000	169,850
4.375%, due 1/15/28	350,000	347,812
4.500%, due 4/15/23	350,000	356,562
4.900%, due 6/1/44	155,000	148,412
5.000%, due 9/15/22	345,000	346,725
DCP Midstream Operating LP
5.375%, due 7/15/25	200,000	203,500
Diamondback Energy, Inc.
4.750%, due 11/1/24‡	200,000	200,500
5.375%, due 5/31/25	175,000	179,375
Endeavor Energy Resources LP / EER Finance, Inc.
5.500%, due 1/30/26‡	180,000	186,750
5.750%, due 1/30/28‡	50,000	52,750
Energy Transfer LP
4.250%, due 3/15/23	196,000	197,715
5.500%, due 6/1/27	275,000	285,656
5.875%, due 1/15/24	242,000	256,520
7.500%, due 10/15/20	320,000	339,600
See Notes to Schedules of Investments.

Schedules of Investments ─ IQ S&P High Yield Low Volatility Bond ETF (continued)

January 31, 2019 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Energy (continued)
EnLink Midstream Partners LP
4.150%, due 6/1/25	$150,000	$139,824
4.400%, due 4/1/24	150,000	143,625
4.850%, due 7/15/26	125,000	117,528
5.050%, due 4/1/45	100,000	81,004
5.450%, due 6/1/47	100,000	84,524
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
5.250%, due 3/15/22‡	125,000	125,625
Matador Resources Co.
5.875%, due 9/15/26	250,000	248,750
Murphy Oil Corp.
5.750%, due 8/15/25	125,000	125,290
6.875%, due 8/15/24	150,000	157,125
Newfield Exploration Co.
5.375%, due 1/1/26	153,000	157,208
5.625%, due 7/1/24	267,000	279,682
NuStar Logistics LP
5.625%, due 4/28/27	150,000	145,500
Parsley Energy LLC / Parsley Finance Corp.
5.250%, due 8/15/25‡	120,000	118,500
5.375%, due 1/15/25‡	185,000	183,613
5.625%, due 10/15/27‡	155,000	153,644
Radian Group, Inc.
4.500%, due 10/1/24	125,000	121,563
Springleaf Finance Corp.
8.250%, due 12/15/20	235,000	249,688
Sunoco LP / Sunoco Finance Corp.
4.875%, due 1/15/23	225,000	222,188
5.500%, due 2/15/26	200,000	197,000
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
4.750%, due 10/1/23‡	100,000	99,750
5.500%, due 9/15/24‡	160,000	160,400
5.500%, due 1/15/28‡	210,000	204,225
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.250%, due 11/15/23	50,000	48,125
5.000%, due 1/15/28	250,000	235,000
5.125%, due 2/1/25	50,000	49,125
5.375%, due 2/1/27	150,000	144,750
5.875%, due 4/15/26‡	250,000	252,500
6.500%, due 7/15/27‡	200,000	206,000
6.750%, due 3/15/24	125,000	130,313
WPX Energy, Inc.
5.250%, due 9/15/24	125,000	122,813
5.750%, due 6/1/26	125,000	124,375
8.250%, due 8/1/23	125,000	138,750
		11,172,284
Financials — 4.0%
Ally Financial, Inc.
3.750%, due 11/18/19	76,000	76,095
4.125%, due 3/30/20	200,000	200,750
4.125%, due 2/13/22	80,000	80,400
4.250%, due 4/15/21	175,000	175,875
4.625%, due 3/30/25	155,000	157,325
5.125%, due 9/30/24	228,000	236,550
8.000%, due 11/1/31	485,000	582,000
CIT Group, Inc.
4.125%, due 3/9/21	140,000	140,175
4.750%, due 2/16/24	125,000	125,937
5.000%, due 8/15/22	271,000	277,775

	Principal Amount	Value
Corporate Bonds (continued)
Financials (continued)
CIT Group, Inc. (continued)
5.250%, due 3/7/25	$102,000	$105,060
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.375%, due 12/15/25	175,000	178,500
MSCI, Inc.
4.750%, due 8/1/26‡	127,000	126,365
5.250%, due 11/15/24‡	105,000	106,838
5.375%, due 5/15/27‡	150,000	153,375
5.750%, due 8/15/25‡	200,000	207,500
Navient Corp.
5.000%, due 10/26/20	100,000	100,500
Refinitiv US Holdings, Inc.
6.250%, due 5/15/26‡	300,000	294,000
Springleaf Finance Corp.
5.250%, due 12/15/19	175,000	175,875
		3,500,895
Health Care — 12.9%
Acadia Healthcare Co., Inc.
5.625%, due 2/15/23	175,000	171,937
Avantor, Inc.
6.000%, due 10/1/24‡	350,000	357,000
Bausch Health Cos., Inc.
5.500%, due 11/1/25‡	452,000	449,740
6.500%, due 3/15/22‡	244,000	251,930
7.000%, due 3/15/24‡	500,000	525,000
Centene Corp.
4.750%, due 5/15/22	335,000	339,187
4.750%, due 1/15/25	352,000	356,840
5.375%, due 6/1/26‡	450,000	465,187
5.625%, due 2/15/21	204,000	207,060
6.125%, due 2/15/24	155,000	162,362
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.
5.750%, due 3/1/25‡	225,000	215,438
DaVita, Inc.
5.000%, due 5/1/25	400,000	385,000
5.125%, due 7/15/24	355,000	351,006
5.750%, due 8/15/22	300,000	304,500
Elanco Animal Health, Inc.
3.912%, due 8/27/21‡	100,000	100,416
4.272%, due 8/28/23‡	175,000	176,626
4.900%, due 8/28/28‡	175,000	181,200
Encompass Health Corp.
5.750%, due 11/1/24	320,000	323,200
HCA Healthcare, Inc.
6.250%, due 2/15/21	235,000	244,694
HCA, Inc.
5.375%, due 2/1/25	592,000	611,240
5.375%, due 9/1/26	225,000	230,906
5.625%, due 9/1/28	300,000	310,125
5.875%, due 5/1/23	275,000	290,813
5.875%, due 2/15/26	325,000	342,875
7.500%, due 2/15/22	457,000	500,415
Hologic, Inc.
4.375%, due 10/15/25‡	200,000	195,500
IQVIA, Inc.
4.875%, due 5/15/23‡	155,000	157,325
5.000%, due 10/15/26‡	258,000	258,645
MEDNAX, Inc.
5.250%, due 12/1/23‡	175,000	175,000
6.250%, due 1/15/27‡	125,000	125,000

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ S&P High Yield Low Volatility Bond ETF (continued)

January 31, 2019 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Health Care (continued)
Molina Healthcare, Inc.
5.375%, due 11/15/22	$200,000	$204,000
Service Corp. International
4.625%, due 12/15/27	150,000	146,250
5.375%, due 5/15/24	205,000	209,613
Teleflex, Inc.
4.625%, due 11/15/27	124,000	120,280
Tenet Healthcare Corp.
4.375%, due 10/1/21	285,000	285,000
4.625%, due 7/15/24	452,000	442,960
5.125%, due 5/1/25	372,000	363,630
6.000%, due 10/1/20	325,000	334,750
WellCare Health Plans, Inc.
5.250%, due 4/1/25	261,000	264,915
5.375%, due 8/15/26‡	150,000	152,625
		11,290,190
Industrials — 8.3%
ADT Security Corp. (The)
3.500%, due 7/15/22	245,000	234,587
6.250%, due 10/15/21	205,000	214,994
AECOM
5.125%, due 3/15/27	250,000	235,000
5.875%, due 10/15/24	184,000	191,360
Aramark Services, Inc.
4.750%, due 6/1/26	115,000	112,987
5.000%, due 4/1/25‡	200,000	201,000
5.000%, due 2/1/28‡	300,000	292,875
5.125%, due 1/15/24	123,000	124,230
Iron Mountain, Inc.
4.375%, due 6/1/21‡	155,000	154,612
4.875%, due 9/15/27‡	225,000	207,000
5.250%, due 3/15/28‡	200,000	186,000
5.750%, due 8/15/24	200,000	198,500
Lennar Corp.
4.125%, due 1/15/22	105,000	104,475
4.500%, due 11/15/19	125,000	125,156
4.500%, due 4/30/24	175,000	171,937
4.750%, due 4/1/21	180,000	182,250
4.750%, due 5/30/25	94,000	91,885
4.750%, due 11/29/27	175,000	165,375
5.875%, due 11/15/24	125,000	128,125
PulteGroup, Inc.
4.250%, due 3/1/21	180,000	182,475
5.000%, due 1/15/27	150,000	144,000
5.500%, due 3/1/26	172,000	172,215
Sabre GLBL, Inc.
5.250%, due 11/15/23‡	75,000	75,750
5.375%, due 4/15/23‡	160,000	162,000
Standard Industries, Inc.
4.750%, due 1/15/28‡	250,000	225,938
5.000%, due 2/15/27‡	100,000	93,500
5.375%, due 11/15/24‡	289,000	286,832
5.500%, due 2/15/23‡	78,000	79,072
6.000%, due 10/15/25‡	279,000	280,395
Summit Materials LLC / Summit Materials Finance Corp.
6.125%, due 7/15/23	150,000	150,938
Toll Brothers Finance Corp.
4.875%, due 3/15/27	100,000	96,125
TransDigm, Inc.
6.000%, due 7/15/22	309,000	311,318

	Principal Amount	Value
Corporate Bonds (continued)
Industrials (continued)
United Rentals North America, Inc.
4.625%, due 10/15/25	$225,000	$215,719
4.875%, due 1/15/28	475,000	450,063
5.500%, due 7/15/25	143,000	144,251
5.500%, due 5/15/27	172,000	171,140
5.750%, due 11/15/24	190,000	194,275
5.875%, due 9/15/26	250,000	253,750
6.500%, due 12/15/26	250,000	257,813
		7,269,917
Information Technology — 5.8%
CDK Global, Inc.
4.875%, due 6/1/27	175,000	169,531
5.000%, due 10/15/24	115,000	114,712
5.875%, due 6/15/26	75,000	76,500
CDW LLC / CDW Finance Corp.
5.000%, due 9/1/23	102,000	102,382
5.000%, due 9/1/25	125,000	124,062
5.500%, due 12/1/24	160,000	164,800
CommScope, Inc.
5.000%, due 6/15/21‡	125,000	124,375
Dell International LLC / EMC Corp.
5.875%, due 6/15/21‡	350,000	356,562
7.125%, due 6/15/24‡	455,000	480,025
EMC Corp.
2.650%, due 6/1/20	339,000	333,915
3.375%, due 6/1/23	305,000	287,463
First Data Corp.
5.000%, due 1/15/24‡	491,000	502,048
5.375%, due 8/15/23‡	303,000	308,303
5.750%, due 1/15/24‡	483,000	496,283
Nuance Communications, Inc.
5.625%, due 12/15/26	130,000	127,400
Pitney Bowes, Inc.
3.875%, due 10/1/21	150,000	146,625
Sensata Technologies BV
5.000%, due 10/1/25‡	175,000	176,094
Sensata Technologies UK Financing Co. PLC
6.250%, due 2/15/26‡	167,000	173,263
Symantec Corp.
5.000%, due 4/15/25‡	266,000	266,450
VeriSign, Inc.
4.750%, due 7/15/27	175,000	172,813
5.250%, due 4/1/25	70,000	71,750
Xerox Corp.
4.500%, due 5/15/21	250,000	251,548
		5,026,904
Materials — 8.4%
Alcoa Nederland Holding BV
6.125%, due 5/15/28‡	100,000	101,250
6.750%, due 9/30/24‡	196,000	204,330
7.000%, due 9/30/26‡	140,000	147,525
Arconic, Inc.
5.125%, due 10/1/24	255,000	256,594
5.400%, due 4/15/21	325,000	332,312
6.150%, due 8/15/20	275,000	281,390
Ashland LLC
4.750%, due 8/15/22	230,000	231,437
Ball Corp.
4.000%, due 11/15/23	236,000	236,000
4.375%, due 12/15/20	225,000	227,812
4.875%, due 3/15/26	152,000	154,850

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ S&P High Yield Low Volatility Bond ETF (continued)

January 31, 2019 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Materials (continued)
Ball Corp. (continued)
5.250%, due 7/1/25	$270,000	$283,162
Berry Global, Inc.
4.500%, due 2/15/26‡	125,000	117,812
5.125%, due 7/15/23	183,000	183,229
5.500%, due 5/15/22	75,000	75,375
Blue Cube Spinco LLC
9.750%, due 10/15/23	185,000	206,044
10.000%, due 10/15/25	100,000	114,250
CF Industries, Inc.
5.150%, due 3/15/34	185,000	172,050
5.375%, due 3/15/44	175,000	151,812
Chemours Co. (The)
5.375%, due 5/15/27	125,000	120,000
6.625%, due 5/15/23	205,000	211,406
7.000%, due 5/15/25	170,000	177,437
Crown Americas LLC / Crown Americas Capital Corp. IV
4.500%, due 1/15/23	100,000	100,625
Crown Americas LLC / Crown Americas Capital Corp. VI
4.750%, due 2/1/26	334,000	326,485
Freeport-McMoRan, Inc.
3.550%, due 3/1/22	425,000	411,188
3.875%, due 3/15/23	500,000	477,500
4.000%, due 11/14/21	77,000	76,230
4.550%, due 11/14/24	214,000	205,173
6.875%, due 2/15/23	200,000	209,750
Olin Corp.
5.000%, due 2/1/30	119,000	109,778
5.125%, due 9/15/27	150,000	147,375
Owens-Brockway Glass Container, Inc.
5.000%, due 1/15/22‡	134,000	135,340
5.875%, due 8/15/23‡	145,000	151,163
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.125%, due 7/15/23‡	408,000	408,000
Sealed Air Corp.
4.875%, due 12/1/22‡	135,000	136,688
5.125%, due 12/1/24‡	62,000	62,620
Steel Dynamics, Inc.
5.125%, due 10/1/21	200,000	201,000
5.500%, due 10/1/24	65,000	67,113
WR Grace & Co.-Conn.
5.125%, due 10/1/21‡	150,000	154,500
		7,366,605
Media — 12.8%
AMC Networks, Inc.
4.750%, due 8/1/25	200,000	194,000
5.000%, due 4/1/24	216,000	214,380
CCO Holdings LLC / CCO Holdings Capital Corp.
4.000%, due 3/1/23‡	75,000	73,125
5.000%, due 2/1/28‡	425,000	403,750
5.125%, due 2/15/23	154,000	155,540
5.125%, due 5/1/23‡	185,000	187,081
5.125%, due 5/1/27‡	200,000	193,500
5.250%, due 9/30/22	100,000	101,000
5.375%, due 5/1/25‡	50,000	50,125
5.500%, due 5/1/26‡	300,000	298,500
5.750%, due 9/1/23	135,000	137,531

	Principal Amount	Value
Corporate Bonds (continued)
Media (continued)
CCO Holdings LLC / CCO Holdings Capital Corp. (continued)
5.750%, due 1/15/24	$75,000	$76,500
5.750%, due 2/15/26‡	600,000	607,500
5.875%, due 4/1/24‡	300,000	307,125
5.875%, due 5/1/27‡	2,000	2,002
Clear Channel Worldwide Holdings, Inc.
6.500%, due 11/15/22	475,000	486,875
CSC Holdings LLC
5.125%, due 12/15/21‡	75,000	74,812
5.125%, due 12/15/21‡	200,000	199,500
5.375%, due 7/15/23‡	272,000	274,720
5.375%, due 2/1/28‡	250,000	239,375
5.500%, due 5/15/26‡	375,000	370,312
5.500%, due 4/15/27‡	300,000	291,750
6.625%, due 10/15/25‡	200,000	209,000
6.750%, due 11/15/21	232,000	243,020
10.875%, due 10/15/25‡	400,000	460,500
DISH DBS Corp.
5.125%, due 5/1/20	250,000	250,000
Gray Television, Inc.
5.125%, due 10/15/24‡	100,000	97,250
5.875%, due 7/15/26‡	175,000	171,500
Lamar Media Corp.
5.375%, due 1/15/24	126,000	128,520
Live Nation Entertainment, Inc.
4.875%, due 11/1/24‡	147,000	145,530
Meredith Corp.
6.875%, due 2/1/26‡	325,000	334,750
Netflix, Inc.
4.375%, due 11/15/26	158,000	149,310
4.875%, due 4/15/28	425,000	403,219
5.375%, due 2/1/21	150,000	153,188
5.500%, due 2/15/22	185,000	191,013
5.875%, due 2/15/25	250,000	258,750
5.875%, due 11/15/28‡	400,000	404,000
6.375%, due 5/15/29‡	175,000	179,813
Nielsen Co. Luxembourg SARL (The)
5.000%, due 2/1/25‡	100,000	98,750
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.250%, due 2/15/22	180,000	180,450
5.625%, due 2/15/24	135,000	136,687
5.875%, due 3/15/25	75,000	75,750
Sirius XM Radio, Inc.
3.875%, due 8/1/22‡	200,000	197,000
5.000%, due 8/1/27‡	387,000	373,939
5.375%, due 4/15/25‡	225,000	227,813
5.375%, due 7/15/26‡	225,000	222,750
6.000%, due 7/15/24‡	382,000	395,848
TEGNA, Inc.
5.125%, due 7/15/20	90,000	90,112
6.375%, due 10/15/23	175,000	178,062
Tribune Media Co.
5.875%, due 7/15/22	300,000	304,875
		11,200,402
Real Estate — 0.8%
Howard Hughes Corp. (The)
5.375%, due 3/15/25‡	250,000	246,875
Starwood Property Trust, Inc.
3.625%, due 2/1/21	125,000	122,813
4.750%, due 3/15/25	100,000	95,250

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ S&P High Yield Low Volatility Bond ETF (continued)

January 31, 2019 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Real Estate (continued)
Starwood Property Trust, Inc. (continued)
5.000%, due 12/15/21	$191,000	$192,432
		657,370
Telecommunication Services — 9.7%
CenturyLink, Inc.
5.625%, due 4/1/20	175,000	176,312
6.450%, due 6/15/21	350,000	356,125
CyrusOne LP / CyrusOne Finance Corp.
5.000%, due 3/15/24	160,000	161,200
5.375%, due 3/15/27	125,000	125,469
Equinix, Inc.
5.375%, due 1/1/22	175,000	177,844
5.375%, due 4/1/23	250,000	253,750
5.375%, due 5/15/27	322,000	322,805
5.750%, due 1/1/25	130,000	133,900
5.875%, due 1/15/26	231,000	238,796
Hughes Satellite Systems Corp.
5.250%, due 8/1/26	200,000	191,500
Level 3 Financing, Inc.
5.125%, due 5/1/23	210,000	208,425
5.250%, due 3/15/26	200,000	193,000
5.375%, due 8/15/22	100,000	100,750
5.375%, due 1/15/24	200,000	199,500
5.375%, due 5/1/25	200,000	197,000
5.625%, due 2/1/23	174,000	174,217
Level 3 Parent LLC
5.750%, due 12/1/22	150,000	149,625
SBA Communications Corp.
4.000%, due 10/1/22	110,000	108,350
4.875%, due 7/15/22	195,000	196,950
4.875%, due 9/1/24	285,000	285,356
Sprint Capital Corp.
6.900%, due 5/1/19	24,000	24,150
Sprint Communications, Inc.
6.000%, due 11/15/22	550,000	556,187
7.000%, due 3/1/20‡	240,000	246,600
7.000%, due 8/15/20	360,000	373,500
Sprint Corp.
7.250%, due 9/15/21	500,000	525,000
T-Mobile USA, Inc.
4.000%, due 4/15/22	200,000	197,500
4.500%, due 2/1/26	250,000	243,438
4.750%, due 2/1/28	317,000	303,924
5.125%, due 4/15/25	100,000	100,000
5.375%, due 4/15/27	154,000	155,733
6.000%, due 3/1/23	230,000	235,750
6.000%, due 4/15/24	304,000	311,220
6.375%, due 3/1/25	365,000	378,688
6.500%, due 1/15/26	425,000	448,906
Zayo Group LLC / Zayo Capital, Inc.
5.750%, due 1/15/27‡	400,000	386,000
		8,437,470
Transportation — 0.1%
American Airlines Group, Inc.
4.625%, due 3/1/20‡	107,000	107,147

Utilities — 3.9%
AES Corp.
4.000%, due 3/15/21	100,000	99,750
4.500%, due 3/15/23	100,000	100,500
5.125%, due 9/1/27	100,000	102,500
5.500%, due 4/15/25	129,000	133,515

	Principal Amount	Value
Corporate Bonds (continued)
Utilities (continued)
AES Corp. (continued)
6.000%, due 5/15/26	$160,000	$169,600
Calpine Corp.
5.250%, due 6/1/26‡	275,000	260,562
NextEra Energy Operating Partners LP
4.250%, due 9/15/24‡	150,000	141,375
4.500%, due 9/15/27‡	100,000	90,750
NRG Energy, Inc.
5.750%, due 1/15/28	200,000	202,000
6.250%, due 5/1/24	184,000	190,440
6.625%, due 1/15/27	300,000	315,750
7.250%, due 5/15/26	200,000	215,500
TerraForm Power Operating LLC
4.250%, due 1/31/23‡	125,000	122,500
5.000%, due 1/31/28‡	150,000	138,750
Vistra Energy Corp.
5.875%, due 6/1/23	125,000	128,125
7.375%, due 11/1/22	450,000	468,000
7.625%, due 11/1/24	267,000	283,688
Vistra Operations Co. LLC
5.500%, due 9/1/26‡	200,000	202,500
		3,365,805
Total Corporate Bonds
(Cost $80,580,251)		79,613,323

Foreign Bonds — 6.8%

Consumer Discretionary — 2.3%
1011778 BC ULC / New Red Finance, Inc., (Canada)
4.250%, due 5/15/24‡	405,000	393,863
4.625%, due 1/15/22‡	229,000	229,000
5.000%, due 10/15/25‡	689,000	665,746
Fiat Chrysler Automobiles NV, (United Kingdom)
4.500%, due 4/15/20	400,000	402,000
5.250%, due 4/15/23	321,000	325,012
		2,015,621
Energy — 0.2%
Seven Generations Energy Ltd., (Canada)
5.375%, due 9/30/25‡	150,000	144,375

Financials — 1.4%
Avolon Holdings Funding Ltd., (Ireland)
5.125%, due 10/1/23‡	225,000	226,125
5.500%, due 1/15/23‡	100,000	101,375
Park Aerospace Holdings Ltd., (Ireland)
4.500%, due 3/15/23‡	200,000	196,250
5.250%, due 8/15/22‡	400,000	405,000
5.500%, due 2/15/24‡	300,000	301,214
		1,229,964
Information Technology — 0.9%
Nokia OYJ, (Finland)
3.375%, due 6/12/22	75,000	73,313
4.375%, due 6/12/27	112,000	107,994
5.375%, due 5/15/19	3,000	3,011
Open Text Corp., (Canada)
5.625%, due 1/15/23‡	200,000	205,000
5.875%, due 6/1/26‡	167,000	172,010
Telefonaktiebolaget LM Ericsson, (Sweden)
4.125%, due 5/15/22	222,000	222,908
		784,236

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ S&P High Yield Low Volatility Bond ETF (continued)

January 31, 2019 (unaudited)

	Principal Amount	Value
Foreign Bonds (continued)

Materials — 0.9%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., (Ireland)
4.250%, due 9/15/22‡	$200,000	$197,500
4.625%, due 5/15/23‡	182,000	182,000
FMG Resources August 2006 Pty Ltd., (Australia)
4.750%, due 5/15/22‡	159,000	158,205
NOVA Chemicals Corp., (Canada)
4.875%, due 6/1/24‡	250,000	236,563
		774,268
Media — 1.0%
Videotron Ltd., (Canada)
5.125%, due 4/15/27‡	175,000	174,125
5.375%, due 6/15/24‡	160,000	164,400
Virgin Media Finance PLC, (United Kingdom)
6.000%, due 10/15/24‡	100,000	101,000
Virgin Media Secured Finance PLC, (United Kingdom)
5.250%, due 1/15/26‡	250,000	246,250
5.500%, due 8/15/26‡	175,000	171,938
		857,713
Telecommunication Services — 0.1%
Intelsat Jackson Holdings SA, (Luxembourg)
9.500%, due 9/30/22‡	100,000	116,000
Total Foreign Bonds
(Cost $5,974,236)		5,922,177

Short-Term Investment — 0.7%

Money Market Fund — 0.7%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 2.24%(a)
(Cost $638,911)	638,911	638,911

Total Investments — 98.8%
(Cost $87,193,398)		86,174,411
Other Assets and Liabilities, Net — 1.2%		1,062,613
Net Assets — 100.0%		$87,237,024

‡	May be sold to institutional investors only under Rule 144A or securities offered pursuant to section 4 (a) (2) of the Securities Act of 1933, as amended.
(a)	Reflects the 1-day yield at January 31, 2019.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ S&P High Yield Low Volatility Bond ETF (continued)

January 31, 2019 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2019. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(b)
Corporate Bonds	$–	$79,613,323	$–	$79,613,323
Foreign Bonds	–	5,922,177	–	5,922,177
Short-Term Investment:
Money Market Fund	638,911	–	–	638,911
Total Investments in Securities	$638,911	$85,535,500	$–	$86,174,411

(b)	For a complete listing of investments and their industries, see the Schedules of Investments.

For the period ended January 31, 2019, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Short Duration Enhanced Core Bond U.S. ETF

January 31, 2019 (unaudited)

	Shares	Value
Investment Companies — 99.9%
Investment Grade Corporate Bond Funds — 21.3%
iShares 0-5 Year Investment Grade Corporate Bond ETF	1,077	$53,968
Vanguard Short-Term Corporate Bond ETF	9,505	750,705

Total Investment Grade Corporate Bond Funds		804,673

U.S. Short Term Treasury Bond Funds — 78.6%
Schwab Short-Term U.S. Treasury ETF	25,803	1,290,666
Vanguard Short-Term Treasury ETF	27,877	1,679,311

Total U.S. Short Term Treasury Bond Funds		2,969,977

Total Investment Companies
(Cost $3,751,211)		3,774,650

Short-Term Investment — 0.1%

Money Market Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 2.28%(a)
(Cost $2,668)	2,668	2,668

Total Investments — 100.0%
(Cost $3,753,879)		3,777,318
Other Assets and Liabilities, Net 0.0%(b)		33
Net Assets — 100.0%		$3,777,351

(a)	Reflects the 1-day yield at January 31, 2019.
(b)	Less than 0.05%

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Short Duration Enhanced Core Bond U.S. ETF (continued)

January 31, 2019 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2019. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(c)
Investment Companies	$3,774,650	$–	$–	$3,774,650
Short-Term Investment:
Money Market Fund	2,668	–	–	2,668
Total Investments in Securities	$3,777,318	$–	$–	$3,777,318

(c)	For a complete listing of investments and their industries, see the Schedules of Investments.

For the period ended January 31, 2019, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 500 International ETF

January 31, 2019 (unaudited)

	Shares	Value
Common Stocks - 98.7%
Australia - 3.4%
AGL Energy Ltd.	3,740	$58,413
Amcor Ltd.	5,372	53,467
Australia & New Zealand Banking Group Ltd.	3,150	57,489
BHP Group Ltd.	10,126	257,163
BlueScope Steel Ltd.	4,616	41,904
Brambles Ltd.	6,295	48,838
Caltex Australia Ltd.	2,856	55,893
CIMIC Group Ltd.	2,054	67,111
Commonwealth Bank of Australia	1,342	68,408
CSL Ltd.	413	58,638
Downer EDI Ltd.	11,914	62,113
Metcash Ltd.	29,045	52,522
National Australia Bank Ltd.	2,984	51,914
Origin Energy Ltd.*	10,209	53,298
Qantas Airways Ltd.	17,970	71,279
Ramsay Health Care Ltd.	1,846	76,346
Rio Tinto PLC	4,447	244,961
Sonic Healthcare Ltd.	3,533	59,301
Telstra Corp. Ltd.	42,103	95,475
Wesfarmers Ltd.	6,125	143,851
Westpac Banking Corp.	3,157	56,512
Woolworths Group Ltd.	7,551	161,706

Total Australia		1,896,602

Austria - 0.3%
OMV AG	1,601	79,729
voestalpine AG	2,051	65,613

Total Austria		145,342

Belgium - 0.9%
Anheuser-Busch InBev SA/NV	4,146	316,885
Colruyt SA	758	54,569
Solvay SA	585	63,823
Umicore SA	1,385	58,563

Total Belgium		493,840

Canada - 5.6%
Air Canada*	3,817	86,233
Alimentation Couche-Tard, Inc., Class B	4,612	250,670
Bank of Montreal	665	48,701
Bank of Nova Scotia (The)	1,127	64,189
Barrick Gold Corp.	3,150	42,190
BCE, Inc.	2,345	102,010
Bombardier, Inc., Class B*	33,553	50,842
Brookfield Asset Management, Inc., Class A	2,062	88,773
Canadian Imperial Bank of Commerce	503	42,671
Canadian National Railway Co.	716	59,780
Canadian Natural Resources Ltd.	1,938	52,047
Canadian Tire Corp. Ltd., Class A	413	46,998
Cenovus Energy, Inc.	6,136	47,937
CGI Group, Inc.*	1,172	77,524
Empire Co. Ltd., Class A	3,695	83,111
Enbridge, Inc.	7,015	256,446
George Weston Ltd.	1,932	140,402
Great-West Lifeco, Inc.	2,724	58,491
Husky Energy, Inc.	4,079	48,421
Imperial Oil Ltd.	2,482	70,455
Loblaw Cos. Ltd.	2,564	124,227
Magna International, Inc.	2,651	140,372
Manulife Financial Corp.	4,403	70,774
Metro, Inc.	1,462	53,179
Onex Corp.	753	42,590
Parkland Fuel Corp.	1,639	46,912
Power Corp. of Canada	3,280	65,235

	Shares	Value
Common Stocks (continued)
Canada (continued)
Power Financial Corp.	3,065	$62,920
Restaurant Brands International, Inc.	845	52,992
Rogers Communications, Inc., Class B	1,180	63,865
Royal Bank of Canada	1,171	89,183
Saputo, Inc.	1,464	42,940
SNC-Lavalin Group, Inc.	1,424	39,653
Sun Life Financial, Inc.	1,263	45,585
Suncor Energy, Inc.	2,767	89,291
Teck Resources Ltd., Class B	2,640	64,326
TELUS Corp.	1,631	57,153
Thomson Reuters Corp.	1,097	57,393
Toronto-Dominion Bank (The)	1,340	75,504
TransCanada Corp.	1,764	75,057
WSP Global, Inc.	798	40,979

Total Canada		3,118,021

Denmark - 0.8%
Carlsberg A/S, Class B	420	48,113
Danske Bank A/S	2,177	40,316
DSV A/S	798	63,699
ISS A/S	2,480	70,224
Novo Nordisk A/S, Class B	2,443	114,211
Orsted A/S‡	751	54,130
Vestas Wind Systems A/S	721	59,613

Total Denmark		450,306

Finland - 0.9%
Kesko OYJ, Class B	836	48,175
Kone OYJ, Class B	916	44,555
Neste OYJ	715	65,749
Nokia OYJ	22,175	140,149
Outokumpu OYJ	9,494	40,819
Stora Enso OYJ, Class R	3,894	52,255
UPM-Kymmene OYJ	1,929	55,911
Wartsila OYJ Abp	2,560	41,786

Total Finland		489,399

France - 13.0%
Air France-KLM*	13,988	176,556
Air Liquide SA	1,009	122,666
Airbus SE	2,898	333,262
Arkema SA	507	48,239
Atos SE	1,180	107,940
AXA SA	8,741	203,054
BNP Paribas SA	3,489	164,001
Bollore SA	28,168	116,422
Bouygues SA	5,286	187,543
Bureau Veritas SA	2,017	44,900
Capgemini SE	874	96,757
Carrefour SA	16,501	327,275
Casino Guichard Perrachon SA	3,407	168,142
Cie de Saint-Gobain	4,367	150,929
Cie Generale des Etablissements Michelin	751	81,727
Cie Plastic Omnium SA	1,840	50,693
CNP Assurances	4,489	102,194
Credit Agricole SA	8,397	95,956
Danone SA	1,757	128,020
Eiffage SA	1,044	98,135
Electricite de France SA	16,045	265,668
Elior Group SA‡	3,992	56,342
Engie SA	21,880	351,110
EssilorLuxottica SA	376	47,739
Faurecia	1,597	69,927
Kering	173	86,848
L'Oreal SA	665	160,318
LVMH Moet Hennessy Louis Vuitton SE	918	294,677

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 500 International ETF (continued)

January 31, 2019 (unaudited)

	Shares	Value
Common Stocks (continued)
France (continued)
Natixis SA	10,581	$54,295
Orange SA	13,734	213,851
Pernod Ricard SA	337	56,070
Peugeot SA	10,201	257,396
Publicis Groupe SA	1,385	84,705
Renault SA	2,443	173,379
Rexel SA	6,341	72,469
Safran SA	927	121,792
Sanofi	2,686	233,681
Schneider Electric SE	1,552	110,555
Societe Generale SA	2,687	83,678
Sodexo SA	1,350	140,964
SPIE SA	2,981	45,014
Suez	5,707	73,245
Teleperformance	248	42,771
Thales SA	716	79,413
TOTAL SA	10,921	601,252
Valeo SA	2,736	85,612
Veolia Environnement SA	5,589	118,129
Vinci SA	4,035	355,951
Vivendi SA	3,701	94,447

Total France		7,235,709

Germany - 11.0%
adidas AG	426	101,526
Allianz SE	1,008	213,884
Aurubis AG	964	52,796
BASF SE	6,926	507,193
Bayer AG	2,935	222,946
Bayerische Motoren Werke AG	3,984	335,818
Beiersdorf AG	383	38,366
Brenntag AG	1,467	69,436
CECONOMY AG	17,682	83,186
Continental AG	1,261	199,170
Covestro AG‡	1,467	81,102
Daimler AG	7,732	458,332
Deutsche Bank AG	7,762	68,990
Deutsche Lufthansa AG	8,152	206,349
Deutsche Post AG	8,904	263,187
Deutsche Telekom AG	20,997	341,880
E.ON SE	15,618	173,474
Evonik Industries AG	2,808	76,878
Fresenius Medical Care AG & Co. KGaA	2,104	155,380
Fresenius SE & Co. KGaA	2,935	152,560
Hannover Rueck SE	338	48,829
HeidelbergCement AG	1,387	96,064
Infineon Technologies AG	2,848	63,447
LANXESS AG	883	48,654
Merck KGaA	961	100,985
METRO AG	11,846	200,696
Muenchener Rueckversicherungs-Gesellschaft AG	504	112,482
ProSiebenSat.1 Media SE	1,925	34,524
RWE AG	7,983	198,224
Salzgitter AG	1,254	37,872
SAP SE	1,930	199,866
Siemens AG	2,981	327,620
Siemens Healthineers AG‡*	3,323	131,262
Talanx AG	2,019	75,107
Telefonica Deutschland Holding AG	10,792	37,893
thyssenkrupp AG*	8,857	157,221
TUI AG	7,943	120,577
Uniper SE	9,239	267,894
United Internet AG	1,257	49,891

Total Germany		6,111,561

	Shares	Value
Common Stocks (continued)

Hong Kong - 1.6%
AIA Group Ltd.	9,031	$81,141
Cathay Pacific Airways Ltd.	52,781	80,987
CK Hutchison Holdings Ltd.	12,337	124,129
CLP Holdings Ltd.	5,081	58,828
Dairy Farm International Holdings Ltd.	5,209	47,037
Haier Electronics Group Co. Ltd.*	18,898	54,310
Jardine Matheson Holdings Ltd.	2,394	159,967
Li & Fung Ltd.	324,129	54,939
Nine Dragons Paper Holdings Ltd.	48,414	49,113
Sun Art Retail Group Ltd.	51,102	50,537
WH Group Ltd.‡	123,820	106,041
Yue Yuen Industrial Holdings Ltd.	16,374	55,925

Total Hong Kong		922,954

Ireland - 0.3%
CRH PLC	4,368	125,835
Smurfit Kappa Group PLC	1,556	45,071

Total Ireland		170,906

Israel - 0.2%
Teva Pharmaceutical Industries Ltd.*	5,802	116,287

Italy - 3.1%
Assicurazioni Generali SpA	9,320	163,568
Atlantia SpA	1,976	46,798
Autogrill SpA	4,834	43,542
Enel SpA	87,164	526,686
Eni SpA	17,512	297,514
Intesa Sanpaolo SpA	32,291	73,912
Leonardo SpA	6,387	61,987
Poste Italiane SpA‡	21,244	183,165
Saipem SpA*	10,537	50,188
Salini Impregilo SpA(a)	19,774	43,564
Saras SpA	23,718	50,620
Telecom Italia SpA*	201,697	112,479
UniCredit SpA	4,617	53,444

Total Italy		1,707,467

Japan - 30.1%
Aeon Co., Ltd.	10,202	207,030
AGC, Inc.	1,843	62,404
Aisin Seiki Co., Ltd.	2,728	107,536
Ajinomoto Co., Inc.	2,903	50,175
Alfresa Holdings Corp.	4,323	119,048
Alps Alpine Co., Ltd.	2,017	42,386
ANA Holdings, Inc.	2,684	98,847
Asahi Group Holdings Ltd.	1,849	77,219
Asahi Kasei Corp.	7,270	79,627
Astellas Pharma, Inc.	4,485	66,329
Bridgestone Corp.	2,473	95,166
Brother Industries Ltd.	2,305	38,801
Canon, Inc.	5,963	170,622
Central Japan Railway Co.	458	98,855
Chubu Electric Power Co., Inc.	6,847	108,182
Chugoku Electric Power Co., Inc. (The)	3,951	53,985
Coca-Cola Bottlers Japan Holdings, Inc.	1,591	49,047
Cosmo Energy Holdings Co., Ltd.	2,098	47,346
Dai Nippon Printing Co., Ltd.	3,527	81,539
Dai-ichi Life Holdings, Inc.	5,245	84,798
Daiichi Sankyo Co., Ltd.	1,259	43,579
Daikin Industries Ltd.	638	68,971
Denso Corp.	3,402	155,924
Dentsu, Inc.	1,339	63,487
East Japan Railway Co.	1,715	158,846
FamilyMart UNY Holdings Co., Ltd.	416	48,622

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 500 International ETF (continued)

January 31, 2019 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Fast Retailing Co., Ltd.	134	$61,355
Fuji Media Holdings, Inc.	2,815	41,593
FUJIFILM Holdings Corp.	1,389	59,539
Fujitsu Ltd.	3,020	202,129
Hakuhodo DY Holdings, Inc.	4,495	68,976
Hankyu Hanshin Holdings, Inc.	1,296	46,205
Hanwa Co. Ltd.	2,522	69,869
Haseko Corp.	4,116	45,574
Hino Motors Ltd.	6,001	60,159
HIS Co., Ltd.	1,597	60,238
Hitachi Ltd.	8,899	279,080
Honda Motor Co., Ltd.	10,912	325,766
Idemitsu Kosan Co., Ltd.	2,516	88,660
IHI Corp.	1,299	41,000
Isetan Mitsukoshi Holdings Ltd.	4,020	41,297
Isuzu Motors Ltd.	4,206	62,454
ITOCHU Corp.	21,417	391,914
Japan Airlines Co., Ltd.	2,008	73,139
Japan Post Holdings Co., Ltd.	14,773	181,489
Japan Post Insurance Co., Ltd.	3,312	75,534
Japan Tobacco, Inc.	3,399	85,889
JFE Holdings, Inc.	6,631	116,650
JGC Corp.	2,064	31,482
JTEKT Corp.	3,698	47,877
JXTG Holdings, Inc.	42,645	232,524
Kajima Corp.	7,509	106,670
Kansai Electric Power Co., Inc. (The)	7,427	112,876
Kao Corp.	917	64,644
Kawasaki Heavy Industries Ltd.	2,053	51,594
Kawasaki Kisen Kaisha Ltd.*	3,658	47,695
KDDI Corp.	9,530	238,447
Kintetsu Group Holdings Co., Ltd.	1,466	63,918
Kirin Holdings Co., Ltd.	2,892	68,825
Kobe Steel Ltd.	8,685	69,429
Komatsu Ltd.	3,396	86,172
Konica Minolta, Inc.	5,031	50,527
Kubota Corp.	3,773	59,422
Kyocera Corp.	1,425	80,056
Kyushu Electric Power Co., Inc.	6,133	75,852
LIXIL Group Corp.	3,157	46,298
Marubeni Corp.	36,182	281,464
Mazda Motor Corp.	7,427	81,825
Medipal Holdings Corp.	6,203	143,063
MEIJI Holdings Co., Ltd.	751	58,035
Mitsubishi Chemical Holdings Corp.	20,237	173,510
Mitsubishi Corp.	18,018	526,649
Mitsubishi Electric Corp.	15,280	191,720
Mitsubishi Heavy Industries Ltd.	2,945	113,735
Mitsubishi Materials Corp.	1,885	53,867
Mitsubishi Motors Corp.	9,407	58,172
Mitsubishi UFJ Financial Group, Inc.	15,903	85,280
Mitsui & Co., Ltd.	13,936	226,974
Mitsui Chemicals, Inc.	2,691	67,355
Mitsui OSK Lines Ltd.	2,854	71,121
Mizuho Financial Group, Inc.	36,183	59,646
MS&AD Insurance Group Holdings, Inc.	2,519	74,855
Murata Manufacturing Co., Ltd.	539	76,370
NEC Corp.	4,158	139,453
NH Foods Ltd.	1,382	54,604
Nidec Corp.	421	50,405
Nippon Express Co., Ltd.	1,423	89,959
Nippon Paper Industries Co., Ltd.	2,727	53,397
Nippon Steel & Sumitomo Metal Corp.	10,538	194,628
Nippon Telegraph & Telephone Corp.	12,216	524,313
Nippon Yusen K.K.	5,254	87,768
Nissan Motor Co., Ltd.	28,216	240,288
Nitto Denko Corp.	707	39,888

	Shares	Value
Common Stocks (continued)
Japan (continued)
Nomura Holdings, Inc.	8,360	$33,945
Nomura Research Institute Ltd.	968	39,492
NTT Data Corp.	8,904	106,033
NTT DOCOMO, Inc.	8,560	204,935
Obayashi Corp.	10,919	103,642
Oji Holdings Corp.	9,410	54,387
Olympus Corp.	1,307	53,683
Omron Corp.	1,218	49,803
Oriental Land Co., Ltd.	460	47,044
ORIX Corp.	3,157	47,574
Osaka Gas Co., Ltd.	2,776	54,765
Otsuka Corp.	1,602	51,668
Otsuka Holdings Co., Ltd.	1,304	53,356
PALTAC CORPORATION	1,094	52,473
Panasonic Corp.	15,826	154,435
Persol Holdings Co., Ltd.	2,770	49,200
Rakuten, Inc.	10,082	75,872
Recruit Holdings Co., Ltd.	4,954	132,579
Renesas Electronics Corp.*	8,941	51,347
Ricoh Co., Ltd.	7,943	84,517
Secom Co., Ltd.	798	66,733
Seibu Holdings, Inc.	2,354	40,816
Seiko Epson Corp.	3,232	51,318
Sekisui Chemical Co., Ltd.	3,440	53,482
Sekisui House Ltd.(a)	2,935	43,851
Seven & i Holdings Co., Ltd.	5,669	246,856
SG Holdings Co. Ltd.	2,011	53,901
Sharp Corp.	3,905	41,372
Shimizu Corp.	10,118	85,998
Shin-Etsu Chemical Co., Ltd.	927	78,160
Shiseido Co., Ltd.	718	42,718
Showa Denko K.K.	1,051	35,152
SoftBank Group Corp.	4,530	354,891
Sojitz Corp.	24,393	93,690
Sompo Holdings, Inc.	1,393	52,300
Sony Corp.	3,940	197,923
Subaru Corp.	3,066	71,896
Sumitomo Chemical Co., Ltd.	17,556	91,305
Sumitomo Corp.	14,697	227,079
Sumitomo Electric Industries Ltd.	6,388	90,775
Sumitomo Metal Mining Co., Ltd.	1,427	41,120
Sumitomo Mitsui Financial Group, Inc.	2,442	90,764
Suntory Beverage & Food Ltd.	1,222	54,065
Suzuken Co., Ltd.	1,844	96,580
Suzuki Motor Corp.	1,886	98,329
Taiheiyo Cement Corp.	1,435	49,051
Taisei Corp.	2,063	96,866
Takeda Pharmaceutical Co., Ltd.	2,061	83,118
TDK Corp.	787	61,974
Teijin Ltd.	2,396	41,346
Tohoku Electric Power Co., Inc.	6,005	81,222
Tokio Marine Holdings, Inc.	1,723	84,100
Tokyo Electric Power Co., Holdings, Inc.*	36,776	226,069
Tokyo Electron Ltd.	501	71,976
Tokyo Gas Co., Ltd.	2,607	68,475
Tokyu Corp.	3,236	55,306
Toppan Printing Co., Ltd.	5,756	94,197
Toray Industries, Inc.	12,723	94,332
Toshiba Corp.	3,188	100,623
Tosoh Corp.	3,268	46,334
Toyota Boshoku Corp.	2,518	40,860
Toyota Industries Corp.	1,224	60,396
Toyota Motor Corp.	12,135	744,290
Toyota Tsusho Corp.	8,513	270,651
West Japan Railway Co.	1,095	79,879
Yahoo Japan Corp.	20,613	55,496
Yamada Denki Co., Ltd.	11,592	57,092

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 500 International ETF (continued)

January 31, 2019 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Yamaha Motor Co., Ltd.	2,008	$42,917
Yamato Holdings Co., Ltd.	2,398	63,823
Yamazaki Baking Co., Ltd.	2,396	46,894
Zensho Holdings Co., Ltd.	2,347	54,130
Total Japan		16,782,773

Luxembourg - 0.6%
ArcelorMittal	13,097	303,494
RTL Group SA	960	52,610

Total Luxembourg		356,104

Macau - 0.1%
Galaxy Entertainment Group Ltd.	11,089	76,313

Netherlands - 3.8%
Aegon NV	10,155	52,226
Akzo Nobel NV	591	51,105
ALTICE EUROPE NV*	60,465	123,671
ASML Holding NV	418	73,489
EXOR NV	4,025	257,711
Heineken Holding NV	1,306	113,592
Heineken NV	1,262	113,501
ING Groep NV	3,983	47,129
Koninklijke Ahold Delhaize NV	10,712	282,950
Koninklijke DSM NV	634	59,348
Koninklijke Philips NV	2,821	111,222
NN Group NV	1,094	46,346
Randstad NV	2,985	144,232
Royal Dutch Shell PLC, Class B	19,185	597,736
Wolters Kluwer NV	761	47,503

Total Netherlands		2,121,761

Norway - 0.9%
Equinor ASA	11,631	266,214
Norsk Hydro ASA	16,741	77,350
Telenor ASA	4,070	77,018
Yara International ASA	1,386	57,276

Total Norway		477,858

Portugal - 0.4%
EDP - Energias de Portugal SA	22,079	80,817
Galp Energia SGPS SA	3,898	61,031
Jeronimo Martins SGPS SA	5,550	78,776

Total Portugal		220,624

Singapore - 0.8%
Jardine Cycle & Carriage Ltd.	3,367	94,576
Oversea-Chinese Banking Corp. Ltd.	5,966	51,068
Singapore Airlines Ltd.	8,944	64,187
Singapore Telecommunications Ltd.	28,371	63,719
Wilmar International Ltd.	74,894	185,474

Total Singapore		459,024

Spain - 3.0%
Acciona SA	625	59,596
ACS Actividades de Construccion y Servicios SA	5,120	212,085
Amadeus IT Group SA	635	46,253
Banco Bilbao Vizcaya Argentaria SA	10,374	61,542
Banco Santander SA(a)	37,239	176,560
Endesa SA	4,413	110,490
Ferrovial SA	3,361	75,473
Iberdrola SA	23,385	193,198
Industria de Diseno Textil SA	4,697	131,236

	Shares	Value
Common Stocks (continued)
Spain (continued)
Mapfre SA	17,340	$48,309
Naturgy Energy Group SA	3,649	101,955
Repsol SA	10,621	186,828
Telefonica SA	33,175	285,310

Total Spain		1,688,835

Sweden - 1.9%
Assa Abloy AB, B Shares	2,094	38,942
Atlas Copco AB, A Shares	2,051	53,388
Electrolux AB	2,309	54,540
Essity AB, B Shares	2,484	68,695
Hennes & Mauritz AB, B Shares	5,760	89,514
ICA Gruppen AB	1,514	53,215
NCC AB, B Shares	2,897	43,788
Sandvik AB	3,066	48,901
Securitas AB, B Shares	4,362	70,030
Skanska AB, B Shares	6,725	117,556
SKF AB, B Shares	2,684	45,049
SSAB AB, A Shares	10,921	43,190
Telefonaktiebolaget LM Ericsson, B Shares	12,550	111,472
Telia Co. AB	11,834	51,510
Volvo AB, B Shares	10,122	145,499

Total Sweden		1,035,289

Switzerland - 5.4%
ABB Ltd.	6,041	115,419
Adecco Group AG	3,234	162,108
Cie Financiere Richemont SA	593	40,896
Credit Suisse Group AG*	4,664	56,484
Glencore PLC*	117,842	479,695
Kuehne + Nagel International AG	707	95,777
LafargeHolcim Ltd.*	2,354	110,641
Nestle SA	7,091	617,827
Novartis AG	3,569	311,177
Roche Holding AG	1,973	524,920
Schindler Holding AG – Participating Certificate	212	45,088
Sika AG(a)	334	44,102
STMicroelectronics NV	3,773	60,026
Swiss Life Holding AG*	122	50,332
Swiss Re AG	839	80,492
Swisscom AG	131	62,853
UBS Group AG*	5,709	73,945
Zurich Insurance Group AG	339	106,508

Total Switzerland		3,038,290

United Kingdom - 10.4%
Associated British Foods PLC	2,722	85,506
AstraZeneca PLC	1,559	113,450
Aviva PLC	16,752	91,253
Babcock International Group PLC	6,384	44,576
BAE Systems PLC	16,794	113,065
Balfour Beatty PLC	16,126	58,124
Barclays PLC	25,659	53,391
BP PLC	68,218	466,724
British American Tobacco PLC	3,274	115,723
BT Group PLC	52,483	160,446
Bunzl PLC	2,233	70,498
Capita PLC*	28,469	43,479
Centrica PLC	73,979	132,739
Compass Group PLC	8,858	189,990
DCC PLC	750	61,415
Diageo PLC	2,137	81,565
Dixons Carphone PLC	26,286	47,700
DS Smith PLC	8,815	39,101
easyJet PLC	2,770	46,058

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 500 International ETF (continued)

January 31, 2019 (unaudited)

	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
Experian PLC	1,804	$45,373
Fiat Chrysler Automobiles NV*	17,512	299,764
G4S PLC	24,902	64,057
GlaxoSmithKline PLC	11,927	231,763
Hays PLC	26,996	53,516
HSBC Holdings PLC	14,062	118,183
Imperial Brands PLC	2,610	86,692
Inchcape PLC	7,687	57,941
International Consolidated Airlines Group SA	18,060	152,995
ITV PLC	22,334	37,987
J Sainsbury PLC	31,114	116,729
John Wood Group PLC(a)	5,664	40,323
Johnson Matthey PLC	2,176	87,103
Kingfisher PLC	19,897	58,288
Legal & General Group PLC	19,224	65,598
Linde PLC	585	95,117
Lloyds Banking Group PLC	133,004	101,302
Marks & Spencer Group PLC	15,659	59,489
Mondi PLC	2,100	50,815
National Grid PLC	8,486	92,116
Pearson PLC	4,116	49,054
Petrofac Ltd.	5,843	42,274
Prudential PLC	6,169	120,549
Reckitt Benckiser Group PLC	889	68,564
RELX PLC	3,614	80,177
Rolls-Royce Holdings PLC*	9,658	112,360
Royal Bank of Scotland Group PLC	15,448	48,954
Royal Mail PLC	14,353	50,619
SSE PLC	10,963	168,729
Standard Chartered PLC	6,714	54,219
Tesco PLC	91,447	268,376
Travis Perkins PLC	3,988	64,211
Unilever NV	5,674	303,688
Vodafone Group PLC	113,567	207,027
Wm Morrison Supermarkets PLC	26,156	80,598
WPP PLC	11,593	132,645

Total United Kingdom		5,781,998

United States - 0.2%
Ferguson PLC	1,723	115,457

Total Common Stocks
(Cost $52,539,750)		55,012,720
Preferred Stocks - 1.2%

Germany - 1.2%
Henkel AG & Co. KGaA, 2.09%	967	94,182
Schaeffler AG, 7.45%	6,170	54,797
Volkswagen AG, 2.82%	3,143	535,988

Total Germany		684,967

Total Preferred Stocks
(Cost $676,423)		684,967
Rights - 0.0%(b)
Spain — 0.0%(b)
ACS Actividades de Construccion y Servicios SA, expires 2/12/19*(a)
(Cost $2,616)	5,120	2,817

Short-Term Investment — 0.0%(b)

Money Market Fund — 0.0%(b)
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 2.28%(c)
(Cost $19,001)	19,001	19,001

	Shares	Value
Investment of Cash Collateral For Securities Loaned — 0.5%

Money Market Fund — 0.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.36%(c)
(Cost $255,106)	255,106	$255,106

Total Investments — 100.4%
(Cost $53,492,896)		55,974,611
Other Assets and Liabilities, Net — (0.4)%		(216,236)
Net Assets — 100.0%		$55,758,375

		% of
Industry	Value	Net Assets
Industrials	$11,935,308	21.4%
Consumer Discretionary	8,290,607	14.8
Consumer Staples	6,629,277	11.9
Financials	5,439,340	9.8
Materials	5,367,577	9.6
Communication Services	4,144,158	7.4
Energy	3,970,469	7.1
Utilities	3,866,867	7.0
Health Care	3,372,885	6.1
Information Technology	2,684,016	4.8
Money Market Fund	274,107	0.5
Total Investments	$55,974,611	100.4%
Other Assets and Liabilities, Net	(216,236)	(0.4)
Total Net Assets	$55,758,375	100.0%

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 500 International ETF (continued)

January 31, 2019 (unaudited)

‡	May be sold to institutional investors only under Rule 144A or securities offered pursuant to section 4 (a) (2) of the Securities Act of 1933, as amended.
*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $241,717; total market value of collateral held by the Fund was $255,106.
(b)	Less than 0.05%.
(c)	Reflects the 1-day yield at January 31, 2019.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2019. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(d)
Common Stocks
Australia	$1,896,602	$–	$–	$1,896,602
Austria	145,342	–	–	145,342
Belgium	493,840	–	–	493,840
Canada	3,118,021	–	–	3,118,021
Denmark	450,306	–	–	450,306
Finland	489,399	–	–	489,399
France	7,235,709	–	–	7,235,709
Germany	6,111,561	–	–	6,111,561
Hong Kong	922,954	–	–	922,954
Ireland	170,906	–	–	170,906
Israel	116,287	–	–	116,287
Italy	1,707,467	–	–	1,707,467
Japan	16,782,773	–	–	16,782,773
Luxembourg	356,104	–	–	356,104
Macau	76,313	–	–	76,313
Netherlands	2,121,761	–	–	2,121,761
Norway	477,858	–	–	477,858
Portugal	220,624	–	–	220,624
Singapore	459,024	–	–	459,024
Spain	1,688,835	–	–	1,688,835
Sweden	1,035,289	–	–	1,035,289
Switzerland	3,038,290	–	–	3,038,290
United Kingdom	5,781,998	–	–	5,781,998
United States	115,457	–	–	115,457
Total Common Stocks	55,012,720	–	–	55,012,720
Preferred Stocks
Germany	684,967	–	–	684,967
Total Preferred Stocks	684,967	–	–	684,967
Rights
Spain	2,817	–	–	2,817
Total Rights	2,817	–	–	2,817
Short-Term Investment:
Money Market Fund	19,001	–	–	19,001
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	255,106	–	–	255,106
Total Investments in Securities	$55,974,611	$–	$–	$55,974,611

(d)	For a complete listing of investments and their countries, see the Schedules of Investments.

For the period ended January 31, 2019, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

1.  FAIR VALUE measurement (unaudited)

Accounting Standards Codification ("ASC") Topic 820, Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds' investments. These inputs are summarized in the following hierarchy:

•	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. With respect to the valuation of Level 3 securities, the Advisor may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Advisor may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Advisor representatives meet regularly to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund's investments at January 31, 2019 is disclosed at the end of each Fund's Schedule of Investments.

2.  OTHER AFFILIATED PARTIES AND TRANSACTIONS (unaudited)

If a Fund owns more than 5% of the outstanding voting shares of another issuer, the issuer may be considered an affiliate. At January 31, 2019, affiliated transactions, if any, are listed at the end of each Fund's respective Schedule of Investments.

Item 2. Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

[Note that until the date that the registrant has filed its first report on Form N-PORT (17 CFR 270.150), the registrant's disclosures required by this Item are limited to any change in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.]

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	IndexIQ ETF Trust

By (Signature and Title)*	/s/ Kirk C. Lehneis
Kirk C. Lehneis
(Principal Executive Officer)

Date	March 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kirk C. Lehneis
Kirk C. Lehneis
(Principal Executive Officer)

Date	March 27, 2019

By (Signature and Title)*	/s/ Adefolahan O. Oyefeso
Adefolahan O. Oyefeso
(Principal Financial Officer)

Date	March 27, 2019

* Print the name and title of each signing officer under his or her signature.